UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07989

Metropolitan West Funds
(Exact name of registrant as specified in charter)

865 South Figueroa Street Los Angeles, CA 90017
(Address of principal executive offices) (Zip code)

David B. Lippman Metropolitan West Funds 865 South Figueroa Street Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 80.74%
ASSET-BACKED SECURITIES — 1.18%**
Bayview Commercial Asset Trust, Series 2007-3, Class A1

0.43%	07/25/37	[2,3]	$1,008,390	$788,563
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)

0.44%	11/17/20	[2,3,4]	241,667	239,090
Goal Capital Funding Trust, Series 2006-1, Class A3

0.39%	11/25/26	[2]	350,000	344,579
Nelnet Student Loan Trust, Series 2012-5A, Class A

0.79%	10/27/36	[2,3]	275,254	271,238
Triton Container Finance LLC, Series 2006-1A, Class NOTE

0.37%	11/26/21	[2,3]	136,667	133,345
Triton Container Finance LLC, Series 2007-1A, Class NOTE

0.34%	02/26/19	[2,3]	62,500	61,718

Total Asset-Backed Securities
(Cost $2,045,842)				1,838,533

BANK LOANS — 0.41%*
Health Care — 0.41%
HCA, Inc., Term Loan B4
2.95%	05/01/18	[2,5]	640,641	638,537

Total Bank Loans
(Cost $640,641)

CORPORATES — 10.99%*
Automotive — 0.32%
Daimler Finance North America LLC
1.47%	09/13/13	[2,3]	500,000	500,973

Banking — 3.20%
Abbey National Treasury Services PLC/London (United Kingdom)

1.86%	04/25/14	[2,4]	550,000	554,433
Bank of America Corp. (MTN)
1.70%	01/30/14	[2]	550,000	553,212
Bank of America N.A. (BKNT)
0.57%	06/15/17	[2]	750,000	716,430
Commonwealth Bank of Australia (Australia)
1.00%	03/17/14	[2,3,4]	600,000	600,469
HSBC Bank PLC (United Kingdom)
1.08%	01/17/14	[2,3,4]	550,000	549,849
JPMorgan Chase Bank N.A.
0.60%	06/13/16	[2]	550,000	541,626
Lloyds TSB Bank PLC (United Kingdom)
2.62%	01/24/14	[2,4]	500,000	505,642

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
National Australia Bank Ltd., Series REGS (Australia)

1.00%	04/11/14	[2,4]	$550,000	$551,889
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	425,000	425,859

				4,999,409

Communications — 0.43%
AT&T, Inc.
2.50%	08/15/15		650,000	670,129

Consumer Discretionary — 0.35%
Anheuser-Busch InBev Worldwide, Inc., Series FRN

0.83%	01/27/14	[2]	550,000	551,761

Energy — 1.42%
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	500,000	494,397
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	550,000	581,373
Petrobras Global Finance BV (Netherlands)
1.89%	05/20/16	[2,4]	500,000	496,391
Trans-Canada Pipelines Ltd. (Canada)
0.95%	06/30/16	[4]	650,000	650,000

				2,222,161

Finance — 1.89%
Ford Motor Credit Co. LLC, Series FRN
1.52%	05/09/16	[2]	600,000	602,786
General Electric Capital Corp. (MTN)
0.41%	06/20/14	[2]	250,000	250,333
General Electric Capital Corp., Series A (MTN)

0.53%	09/15/14	[2]	300,000	300,048
Goldman Sachs Group, Inc.
1.27%	02/07/14	[2]	430,000	431,185
Goldman Sachs Group, Inc., Series B (MTN)
0.68%	07/22/15	[2]	200,000	197,874
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	364,000
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	518,000	546,446
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	260,000	251,589

				2,944,261

Food — 0.32%
Kraft Foods Group, Inc.
1.62%	06/04/15		500,000	506,068

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 0.42%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	$650,000	$660,261

Insurance — 0.67%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	460,000	478,601
Metropolitan Life Global Funding I
1.70%	06/29/15	[3]	550,000	558,903

				1,037,504

Real Estate Investment Trust (REIT) — 1.78%
Camden Property Trust
5.00%	06/15/15		320,000	342,612
Duke Realty LP
5.40%	08/15/14		670,000	697,083
HCP, Inc.
2.70%	02/01/14		600,000	606,078
Nationwide Health Properties, Inc.
6.00%	05/20/15		550,000	600,155
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)

5.12%	11/15/14	[3,4]	500,000	531,805

				2,777,733

Transportation — 0.19%
JetBlue Airways Pass-Through Trust, Series 2004, Class G1

0.65%	08/15/16	[2]	304,465	287,720

Total Corporates
(Cost $16,954,764)				17,157,980

FOREIGN GOVERNMENT OBLIGATIONS — 0.41%
Foreign Government Obligations — 0.41%
Kommuninvest I Sverige AB (Sweden)
0.26%	09/12/14	[2,3,4]	645,000	644,862

Total Foreign Government Obligations
(Cost $645,000)
MORTGAGE-BACKED — 52.46%**
Commercial Mortgage-Backed — 10.12%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5

5.74%	06/10/39	[2]	546,429	564,129
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3

4.51%	12/10/42		91,816	92,145
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4

5.37%	07/10/45	[2]	700,000	708,362
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4

5.36%	09/10/47	[2]	535,000	576,219

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A3
5.12%	02/11/41	[2]	$700,000	$739,915
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AAB

5.90%	06/11/40	[2]	363,791	379,390
COMM Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		625,731	631,213
Commercial Mortgage Trust, Series 2005-GG5, Class A41
5.24%	04/10/37	[2]	415,000	422,691
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C1, Class A4

5.01%	02/15/38	[2]	489,616	511,795
Credit Suisse First Boston Commercial Mortgage, Series 2004-C3, Class A4

4.84%	07/15/36		639,014	644,055
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3

5.57%	02/15/39	[2]	485,158	488,097
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	510,000	535,379
GE Capital Commercial Mortgage Corp. Trust, Series 2005-C1, Class A3

4.58%	06/10/48		357,141	362,919
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3

4.78%	03/10/38		468,478	469,830
GS Mortgage Securities Corp. II, Commercial Mortgage Pass-Through, Series 2004-GG2, Class A5

5.28%	08/10/38	[2]	328,984	329,767
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4

5.33%	08/12/40	[2]	33,832	33,836
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5

4.65%	01/12/37		493,448	494,999
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB

4.66%	07/15/42		354,889	363,890
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3

5.40%	12/15/44	[2]	580,000	591,280

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report June 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4

5.37%	12/15/44	[2]	$425,000	$458,005
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB

5.51%	12/12/44	[2]	344,857	363,850
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class ASB

5.79%	06/12/43	[2]	328,923	345,724
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S

5.24%	05/15/47	[3]	270,000	274,756
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB

6.00%	06/15/49	[2]	442,032	477,311
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4

5.24%	11/12/35	[2]	826,399	831,961
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A3

4.54%	07/15/56		43,064	43,037
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2

5.76%	04/12/49	[2]	1,167,124	1,171,799
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		650,000	682,906
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		545,000	579,735
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	520,000	580,558
RBSCF Trust, Series 2010-MB1, Class A1
2.37%	04/15/24	[3]	335,566	339,667
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4

4.80%	10/15/41		415,000	431,699
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A1

2.50%	02/15/44	[3]	275,383	279,757

				15,800,676

Non-Agency Mortgage-Backed — 12.31%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)

6.50%	06/25/32		34,578	33,179

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1

3.11%	05/25/35	[2]	$830,018	$685,270
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A12

2.87%	02/25/36	[2]	468,333	453,513
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41

2.87%	02/25/36	[2]	532,308	487,459
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2

0.64%	05/25/35	[2]	656,229	653,152
Banc of America Funding Corp., Series 2003-2, Class 1A1

6.50%	06/25/32		10,297	10,888
Banc of America Funding Corp., Series 2006-G, Class 2A3

0.36%	07/20/36	[2]	238,125	229,923
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2

3.17%	02/25/33	[2]	4,056	3,954
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.35%	02/25/47	[2]	588,927	500,295
Centex Home Equity, Series 2005-D, Class M1
0.62%	10/25/35	[2]	575,000	554,886
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41

3.05%	02/25/34	[2]	171,179	165,385
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1

0.84%	08/25/35	[2]	780,000	759,417
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3

0.37%	03/25/37	[2]	2,500,000	2,272,743
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C

1.49%	07/25/37	[2]	1,000,000	679,383
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		1,478	1,553
Conseco Financial Corp., Series 1995-8, Class M1
7.30%	12/15/26		123,637	124,881
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27	[2]	731	735
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1

6.50%	11/25/31		197,195	207,798

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)

5.60%	09/25/31		$12,011	$12,110
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2

3.09%	11/25/32	[2]	200,000	175,026
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A2A (STEP)

5.08%	04/25/37		114,748	116,912
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	559,203	560,301
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	613,811	613,602
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3

6.75%	09/15/27		10,779	10,774
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A

0.56%	07/19/44	[2]	410,554	376,921
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.61%	04/25/35	[2]	627,381	625,985
Fremont Home Loan Trust, Series 2005-C, Class M1
0.67%	07/25/35	[2]	400,911	400,646
GE Mortgage Services LLC, Series 1998-HE1, Class A7

6.46%	06/25/28		126	125
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)

5.60%	07/25/34		29,573	30,133
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2

7.10%	01/15/21		7,960	7,797
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3

4.57%	08/10/42		231,799	231,641
GSAA Trust, Series 2006-2, Class 2A3
0.46%	12/25/35	[2]	500,000	486,124
Home Equity Loan Trust, Series 2007-3, Class APT
1.39%	11/20/36	[2]	539,977	539,275
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1

0.97%	12/25/34	[2]	760,139	544,118
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1

2.84%	10/25/34	[2]	686,729	675,567

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Manufactured Housing Contract, Series 1998-2, Class A4

6.64%	08/25/29	[2]	$87,897	$87,522
Irwin Home Equity Corp., Series 2003-A, Class M2
2.84%	10/25/27	[2]	83,349	80,478
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.78%	04/25/35	[2]	550,190	533,801
Long Beach Mortgage Loan Trust, Series 2005-2, Class M2
0.88%	04/25/35	[2]	36,569	36,565
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1

2.87%	01/25/34	[2]	14,837	13,985
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1

3.30%	10/25/34	[2]	815,209	775,587
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1

2.64%	06/25/34	[2]	21,640	19,708
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1

2.80%	10/25/32	[2]	106,213	104,945
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A

2.35%	12/25/32	[2]	308,864	314,245
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		34,068	36,944
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A3

6.20%	01/15/15		1,041	1,049
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4

6.35%	03/15/17		52,105	52,552
RBSSP Resecuritization Trust, 009-3, Series 2009-3, Class 1A3

5.50%	11/26/35	[2,3]	50,630	50,512
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)

3.90%	03/25/33		451,947	454,560
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11

7.12%	03/25/16		11,010	11,417
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2

8.50%	11/25/31		93,633	93,530
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8

6.50%	11/25/31		151,818	157,040
Residential Asset Securities Corp., Series 2005-KS12, Class A3

0.51%	01/25/36	[2]	698,000	633,043

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report June 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1

2.67%	12/25/34	[2]	$371,078	$369,907
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)

8.60%	09/25/29		47,214	44,788
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)

8.29%	02/25/25		4,178	4,124
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C

0.33%	12/25/36	[2]	688,424	650,177
Structured Asset Securities Corp., Series 2001-15A, Class 4A1

2.31%	10/25/31	[2]	38,088	37,900
Terwin Mortgage Trust, Series 2004-13ALT, Class 2PX

0.34%	08/25/34	[3,6]	5,664,021	67,421
UCFC Home Equity Loan, Series 1998-D, Class BF1

8.96%	04/15/30	[2]	1,243	579
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A

1.57%	06/25/42	[2]	88,066	80,683
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1

2.44%	06/25/33	[2]	310,250	312,967
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13

0.69%	06/25/35	[2]	470,975	333,167
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A

7.00%	04/25/33		4,243	4,380
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3

0.53%	11/25/35	[2]	104,909	104,673
Wells Fargo Home Equity Trust, Series 2005-4, Class AI3

0.57%	12/25/35	[2]	539,794	530,327

				19,230,047

U.S. Agency Mortgage-Backed — 30.03%
Fannie Mae Pool 111643
2.49%	09/01/20	[2]	16,642	16,991
Fannie Mae Pool 190656
6.50%	02/01/14		9,041	9,153
Fannie Mae Pool 254548
5.50%	12/01/32		560,876	614,739
Fannie Mae Pool 523829
8.00%	11/01/19		91,613	103,711

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555098
2.82%	11/01/32	[2]	$71,793	$76,530
Fannie Mae Pool 555424
5.50%	05/01/33		359,306	393,300
Fannie Mae Pool 567002
8.00%	05/01/23		63,027	72,812
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	6,329	6,402
Fannie Mae Pool 647903
1.78%	04/01/27	[2]	43,579	45,878
Fannie Mae Pool 648860
6.50%	05/01/17		220,571	235,387
Fannie Mae Pool 655127
7.00%	07/01/32		27,589	31,418
Fannie Mae Pool 655133
7.00%	08/01/32		33,161	37,887
Fannie Mae Pool 655151
7.00%	08/01/32		24,454	27,702
Fannie Mae Pool 745506
5.66%	02/01/16		466,348	510,334
Fannie Mae Pool 754001
2.94%	12/01/33	[2]	380,943	386,593
Fannie Mae Pool 762525
6.50%	11/01/33		61,321	68,874
Fannie Mae Pool 770900
2.31%	04/01/34	[2]	362,951	388,472
Fannie Mae Pool 893489
6.29%	09/01/36	[2]	112,432	117,462
Fannie Mae Pool AD0538
6.00%	05/01/24		324,784	358,687
Fannie Mae Pool AD0546
2.68%	11/01/37	[2]	149,157	159,189
Fannie Mae Pool AE0443
6.50%	10/01/39		588,195	653,862
Fannie Mae Pool AL0851
6.00%	10/01/40		518,340	566,566
Fannie Mae REMICS, Series 2003-64, Class KS
9.39%	07/25/18	[2]	243,601	267,985
Fannie Mae REMICS, Series 2003-90, Class SL
16.18%	03/25/31	[2]	94,480	97,941
Fannie Mae REMICS, Series 2006-84, Class WF
0.49%	02/25/36	[2]	944,596	946,431
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		448,749	470,266

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2011-8, Class PF
0.69%	01/25/40	[2]	$915,900	$920,846
Fannie Mae, Series 1988-12, Class A
3.84%	02/25/18	[2]	46,833	49,039
Fannie Mae, Series 1993-80, Class S
10.61%	05/25/23	[2]	4,321	4,804
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	3,950	4,020
Fannie Mae, Series 2001-60, Class OF
1.14%	10/25/31	[2]	417,640	427,535
Fannie Mae, Series 2002-30, Class FB
1.19%	08/25/31	[2]	559,560	572,398
Fannie Mae, Series 2003-117, Class XF
0.54%	08/25/33	[2]	935,779	937,789
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	58,200	66,918
Fannie Mae, Series 2003-134, Class FC
0.79%	12/25/32	[2]	718,372	725,025
Fannie Mae, Series 2004-60, Class FW
0.64%	04/25/34	[2]	601,189	605,145
Fannie Mae, Series 2004-79, Class F
0.49%	08/25/32	[2]	575,703	576,380
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	39,415	34,819
Fannie Mae, Series 2007-68, Class SC (IO)
6.51%	07/25/37	[2]	778,565	111,143
Fannie Mae, Series 2008-47, Class PF
0.69%	06/25/38	[2]	647,913	652,653
Fannie Mae, Series 2009-33, Class FB
1.01%	03/25/37	[2]	605,950	615,904
Fannie Mae, Series 2010-109, Class PF
0.59%	10/25/40	[2]	370,893	372,051
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		1,113,977	154,646
Fannie Mae, Series 2010-26, Class S (IO)
6.04%	11/25/36	[2]	1,997,502	279,834
Fannie Mae, Series 2011-71, Class FB
0.69%	05/25/37	[2]	702,222	708,949
Freddie Mac Gold Pool C90237
6.50%	11/01/18		57,659	63,965
Freddie Mac Gold Pool C90474
7.00%	08/01/21		82,243	90,997
Freddie Mac Gold Pool D93410
6.50%	04/01/19		45,764	49,449
Freddie Mac Gold Pool G13107
5.50%	07/01/20		468,019	499,250
Freddie Mac Gold Pool P20295
7.00%	10/01/29		55,486	57,298

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, Class A2

3.88%	11/25/17		$625,000	$684,816
Freddie Mac Non Gold Pool 775554
2.77%	10/01/18	[2]	3,701	3,714
Freddie Mac Non Gold Pool 865369
3.16%	06/01/22	[2]	1,717	1,733
Freddie Mac REMICS, Series 2733, Class FB
0.79%	10/15/33	[2]	1,060,000	1,072,851
Freddie Mac REMICS, Series 2817, Class FC
0.64%	07/15/31	[2]	1,824,244	1,827,509
Freddie Mac REMICS, Series 3001, Class HS
16.27%	02/15/35	[2]	131,245	155,596
Freddie Mac REMICS, Series 3085, Class FW
0.89%	08/15/35	[2]	659,238	667,684
Freddie Mac REMICS, Series 3652, Class PF
0.94%	07/15/32	[2]	820,766	828,510
Freddie Mac REMICS, Series 3828, Class TF
0.59%	04/15/29	[2]	1,006,843	1,011,871
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		1,091,624	1,172,677
Freddie Mac REMICS, Series 4170, Class FW
1.14%	01/15/33	[2]	939,508	945,774
Freddie Mac Strips, Series 263, Class F5
0.69%	06/15/42	[2]	1,007,233	1,018,068
Freddie Mac, Series 1526, Class L
6.50%	06/15/23		12,579	13,971
Freddie Mac, Series 2368, Class AF
1.14%	10/15/31	[2]	256,635	262,906
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		13,175	1,238
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		39,939	1,429
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35		180,767	189,902
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		21,211	22,566
Freddie Mac, Series 3300, Class FA
0.49%	08/15/35	[2]	475,531	476,366
Freddie Mac, Series 3325, Class NF
0.49%	08/15/35	[2]	478,000	478,845
Freddie Mac, Series 3345, Class FP
0.39%	11/15/36	[2]	97,065	96,977
Freddie Mac, Series 3345, Class PF
0.37%	05/15/36	[2]	109,975	110,076

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report June 2013

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3346, Class FA
0.42%	02/15/19	[2]	$1,521,751	$1,524,347
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		432,897	446,486
Freddie Mac, Series 3895, Class BF
0.69%	07/15/41	[2]	748,802	752,418
Freddie Mac, Series 3946, Class FG
0.54%	10/15/39	[2]	1,285,843	1,294,143
Ginnie Mae II Pool 80546
1.62%	10/20/31	[2]	28,572	29,823
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	338,617	353,544
Ginnie Mae II Pool 80614
1.75%	07/20/32	[2]	47,222	49,368
Ginnie Mae II Pool 80687
1.75%	04/20/33	[2]	228,371	238,438
Ginnie Mae II Pool 8339
1.62%	12/20/23	[2]	50,141	52,328
Ginnie Mae II Pool 8684
1.75%	08/20/25	[2]	70,106	73,286
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	933,174	961,618
Ginnie Mae, Series 2002-72, Class FB
0.59%	10/20/32	[2]	572,965	576,550
Ginnie Mae, Series 2002-72, Class FC
0.59%	10/20/32	[2]	546,463	549,882
Ginnie Mae, Series 2003-39, Class GF
0.54%	05/20/32	[2]	422,851	423,348
Ginnie Mae, Series 2004-2, Class FW
1.59%	01/16/34	[2]	332,600	356,192
Ginnie Mae, Series 2009-66, Class UF
1.19%	08/16/39	[2]	714,866	729,254
Ginnie Mae, Series 2009-92, Class FC
0.99%	10/16/39	[2]	747,022	756,625
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	10,161,472	156,733
Ginnie Mae, Series 2012-13, Class KF
0.50%	07/20/38	[2]	2,071,442	2,074,521
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
2.06%	01/15/22		1,170,557	1,185,669
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.64%	10/07/20	[2]	1,648,992	1,656,206
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.56%	11/06/17	[2]	1,324,968	1,328,384
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.75%	12/08/20	[2]	1,035,724	1,044,058

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.79%	03/09/21	[2]	$1,167,494	$1,175,069
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.59%	03/11/20	[2]	797,240	799,731
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.57%	03/06/20	[2]	609,944	611,064
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.57%	04/06/20	[2]	1,063,577	1,065,530
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.57%	05/07/20	[2]	338,521	339,010

				46,894,133

Total Mortgage-Backed
(Cost $82,018,366)				81,924,856

MUNICIPAL BONDS — 0.80%*
California — 0.34%
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		500,000	538,100

Illinois — 0.46%
State of Illinois, Taxable Bonds
4.03%	03/01/14		300,000	305,481
4.07%	01/01/14		400,000	406,104

Total Municipal Bonds
(Cost $1,239,788)				1,249,685

U.S. AGENCY SECURITIES — 4.70%
U.S. Agency Securities — 4.70%
Fannie Mae
0.36%	06/23/14	[2]	1,200,000	1,202,890
0.63%	05/23/16		1,120,000	1,112,841
0.65%	03/28/16		905,000	901,905
Federal Farm Credit Bank
0.17%	09/19/14	[2]	780,000	780,691
Federal Home Loan Bank
0.50%	07/01/15		755,000	755,192
0.55%	06/03/16		725,000	720,466
Federal Home Loan Bank (STEP)
0.75%	05/26/28		680,000	666,562
Freddie Mac
0.50%	09/14/15		1,210,000	1,209,312

Total U.S. Agency Securities
(Cost $7,373,508)				7,349,859

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 9.79%
U.S. Treasury Notes — 9.79%
U.S. Treasury Notes
0.75%	08/15/13		$3,870,000	$3,873,325
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[7]	3,475,000	3,824,038
1.25%	04/15/14	[7]	3,465,000	3,861,705
2.00%	01/15/14	[7]	375,000	478,795
2.00%	07/15/14	[7]	2,550,000	3,249,522

Total U.S. Treasury Securities
(Cost $15,449,901)				15,287,385

Total Bonds – 80.74%
(Cost $126,367,810)				126,091,697

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 18.87%
Commercial Paper — 1.87%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[8]	08/07/13	[4]	740,000	739,839
Macquarie Bank Ltd. (Australia)
0.32%[8]	10/24/13	[3,4]	955,000	954,130
RBS Holdings USA, Inc.
0.35%[8]	08/20/13		1,220,000	1,219,654

				2,913,623

Money Market Funds — 1.99%
BlackRock Liquidity Funds TempFund Portfolio
0.04%[9]			1,267,000	1,267,000
Dreyfus Cash Advantage Fund
0.07%[9]			328,000	328,000
DWS Money Market Series Institutional Funds
0.07%[9]			1,519,000	1,519,000

				3,114,000

U.S. Agency Discount Notes — 15.01%
Fannie Mae
0.08%[8]	08/21/13		3,500,000	3,499,852
0.12%[8]	08/01/13		1,400,000	1,399,964
Federal Home Loan Bank
0.08%[8]	09/13/13		5,000,000	4,999,229
0.08%[8]	07/19/13		2,580,000	2,579,961
0.10%[8]	09/25/13		1,655,000	1,654,881

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
0.07%[8]	09/09/13	$6,235,000	$6,234,639
0.09%[8]	11/08/13	3,070,000	3,069,334

			23,437,860

Total Short-Term Investments
(Cost $29,463,573)			29,465,483

Total Investments – 99.61%
(Cost $155,831,383)[1]			155,557,180

Cash and Other Assets, Less
Liabilities – 0.39%			615,299

Net Assets – 100.00%			$156,172,479

Notes:

[1]	Cost for federal income tax purposes is $155,835,812 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$1,373,371
Gross unrealized depreciation	(1,652,003)

Net unrealized depreciation	$(278,632)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $10,651,642, representing 6.82% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA, Inc., Term Loan B4, 2.95%, 05/01/18	$640,641	$638,537	0.41%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $67,421, which is 0.04% of total net assets.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of June 30, 2013.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report June 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 77.15%
ASSET-BACKED SECURITIES — 6.91%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	$4,659,893	$4,285,704
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	4,200,000	4,184,536
Apidos CDO II, Series 2005-2A, Class C (Cayman Islands)
2.08%	12/21/18	[2,3,4]	1,750,000	1,649,759
Arizona Educational Loan Marketing Corp., Series 2004-A, Class A2
0.50%	12/01/23	[2]	5,135,329	5,039,337
Arizona Educational Loan Marketing Corp., Series 2004-A, Class B3
0.37%	12/01/38		1,400,000	1,351,000
Avalon Capital Ltd. 3, Series 1A, Class C (Cayman Islands)
1.07%	02/24/19	[2,3,4]	4,000,000	3,908,084
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	1,000,000	954,900
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	1,000,000	892,400
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	3,334,489	2,917,678
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.49%	04/25/35	[2,3]	725,763	636,456
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.50%	08/25/35	[2,3]	3,133,557	2,558,946
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.41%	03/25/37	[2,3]	588,935	466,982
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.43%	07/25/37	[2,3]	748,729	585,508
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.38%	09/26/22	[2]	4,550,000	4,487,007
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.47%	02/25/35	[2]	3,035,000	2,996,420
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	5,040,000	4,948,973
Castle Trust, Series 2003-1AW, Class A1
0.94%	05/15/27	[2,3]	1,156,626	1,064,096
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.27%	12/05/24	[2,3,4]	1,000,000	994,471

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	$3,700,000	$3,717,901
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.34%	05/25/23	[2,3]	3,162,881	3,142,737
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	5,189,159	5,010,587
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.49%	04/17/19	[2,3,4]	554,167	549,480
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.44%	11/17/20	[2,3,4]	3,269,750	3,234,884
Goal Capital Funding Trust, Series 2006-1, Class A3
0.39%	11/25/26	[2]	4,945,000	4,868,414
Goal Capital Funding Trust, Series 2006-1, Class B
0.72%	08/25/42	[2]	4,816,567	3,828,723
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
0.95%	08/01/14	[2,3,4]	1,382,551	1,373,164
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.67%	10/15/23	[2,3,4]	4,550,000	4,543,057
Latitude CLO II Corp., Series 2006-2A, Class A2 (Cayman Islands)
0.60%	12/15/18	[2,3,4]	5,000,000	4,864,385
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.34%	10/25/27	[2]	2,800,000	2,651,354
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.43%	07/25/30	[2]	2,200,000	1,730,380
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.70%	12/26/25	[2]	1,400,000	1,393,868
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.28%	11/27/18	[2]	874,740	871,866
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.79%	10/27/36	[2,3]	4,024,407	3,965,683
Neptune Finance CCS Ltd., Series 2008-1A, Class A (Cayman Islands)
0.89%	04/20/20	[2,3,4]	1,700,000	1,691,498
North Carolina State Education Authority, Series 2011-1, Class A3
1.18%	10/25/41	[2]	5,500,000	5,374,765
Northstar Education Finance, Inc.
0.40%	04/28/30	[2]	5,605,000	5,370,136

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.69%	11/20/23	[2,3,4]	$4,200,000	$4,193,423
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.57%	08/25/21	[5]	3,750,000	3,618,705
Sagamore CLO Ltd., Series 2003-1A, Class B (Cayman Islands)
1.78%	10/15/15	[2,3,4]	2,207,996	2,208,016
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
0.67%	06/15/33	[2]	1,900,000	1,632,609
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3
0.60%	03/15/24	[2]	1,800,000	1,542,174
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	6,000,000	5,064,897
SLM Student Loan Trust, Series 2006-4, Class A4
0.36%	04/25/23	[2]	2,512,812	2,511,310
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	6,000,000	5,081,214
SLM Student Loan Trust, Series 2007-2, Class A2
0.28%	07/25/17	[2]	2,490,699	2,482,086
SLM Student Loan Trust, Series 2008-5, Class A3
1.58%	01/25/18	[2]	6,100,000	6,172,868
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.58%	10/20/23	[2,3,4]	1,750,000	1,745,107
South Carolina Student Loan Corp., Series A2
0.40%	12/01/20	[2]	4,905,000	4,835,059
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.70%	07/01/42	[2,3]	4,500,000	3,439,777
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.53%	04/16/22	[2,3,4]	1,800,000	1,798,421
TAL Advantage LLC, Series 2006-1, Class NOTE
0.38%	04/20/21	[2,3]	1,664,583	1,639,103
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	3,†	2,607,000	2,640,420
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	1,137,500	1,151,561
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	1,337,500	1,345,914
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.44%	05/15/20	[2,3,4]	929,583	917,696

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.37%	11/26/21	[2,3]	$2,887,083	$2,816,904
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.34%	02/26/19	[2,3]	1,286,458	1,270,364
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	1,576,530	1,604,537
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.37%	12/19/16	[2,3,4]	1,750,000	1,741,287

Total Asset-Backed Securities
(Cost $161,496,487)				163,558,591

BANK LOANS — 1.03%*
Electric — 0.17%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.72%	10/10/17	[2,5]	5,500,000	3,852,420
Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien
3.72%	10/10/14	[2,5]	465,072	334,563

				4,186,983

Health Care — 0.47%
HCA, Inc., Term Loan B4
2.95%	05/01/18	[2,5]	6,081,382	6,061,405
Valeant Pharmaceuticals, Term Loan
0.00%	05/30/20	[5]	5,000,000	4,989,375

				11,050,780

Services — 0.07%
AABS Ltd., Series 2013-1, Class A (STEP)
4.88%	01/15/38	†	1,655,729	1,672,156

Transportation — 0.32%
US Airways, Inc., Term Loan B2, 1st Lien
3.50%	11/23/16	[2,5]	7,500,000	7,518,750

Total Bank Loans
(Cost $24,383,764)				24,428,669

CORPORATES — 19.19%*
Automotive — 0.38%
Daimler Finance North America LLC
1.47%	09/13/13	[2,3]	1,800,000	1,803,502
1.88%	09/15/14	[3]	7,000,000	7,073,674

				8,877,176

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report June 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking — 5.31%
Abbey National Treasury Services PLC/London (United Kingdom)
1.86%	04/25/14	[2,4]	$9,405,000	$9,480,800
Ally Financial, Inc.
2.48%	12/01/14	[2]	1,424,000	1,440,533
Bank of America Corp.
6.50%	08/01/16		5,600,000	6,318,161
7.38%	05/15/14		1,365,000	1,436,935
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	332,618
Bank of America N.A. (BKNT)
0.55%	06/15/16	[2]	800,000	773,857
0.57%	06/15/17	[2]	2,500,000	2,388,100
6.10%	06/15/17		5,000,000	5,616,829
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,285,430
Chase Capital VI
0.90%	08/01/28	[2]	1,000,000	826,510
CIT Group, Inc.
4.75%	02/15/15	[3]	7,400,000	7,492,500
Commonwealth Bank of Australia (Australia)
2.12%	03/17/14	[3,4]	10,000,000	10,102,874
HSBC Bank PLC (United Kingdom)
1.08%	01/17/14	[2,3,4]	10,000,000	9,997,250
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,515,732
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	[2]	1,500,000	1,469,850
JPMorgan Chase Bank N.A.
0.60%	06/13/16	[2]	4,250,000	4,185,289
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	14,480,184
Lloyds TSB Bank PLC (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	11,193,709
National Australia Bank Ltd., Series REGS (Australia)
1.00%	04/11/14	[2,4]	8,775,000	8,805,142
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	5,000,000	5,085,609
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	3,341,000	3,347,749
Westpac Banking Corp. (Australia)
1.01%	03/31/14	[2,3,4]	5,000,000	5,028,450
2.10%	08/02/13	[4]	5,000,000	5,007,100

				125,611,211

Communications — 0.45%
AT&T, Inc.
2.50%	08/15/15		5,991,000	6,176,529

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	$4,120,000	$4,439,300

				10,615,829

Electric — 0.83%
Cedar Brakes I LLC
8.50%	02/15/14	[3]	370,589	380,838
Energy Transfer Partners LP
3.29%	11/01/66	[2,3]	3,000,000	2,715,000
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	5,836,557
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	58,835	45,303
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	2,500,000	2,712,500
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		4,149,000	5,016,367
W3A Funding Corp.
8.09%	01/02/17		2,771,163	2,807,060

				19,513,625

Energy — 2.34%
Arch Coal, Inc. (WI)
8.75%	08/01/16		1,540,000	1,524,600
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	7,000,000	6,921,555
El Paso Pipeline Partners
4.10%	11/15/15		3,000,000	3,203,439
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	6,450,000	6,817,918
Panhandle Eastern Pipeline Co. LP
6.05%	08/15/13		2,375,000	2,389,052
Petrobras Global Finance BV (Netherlands)
1.89%	05/20/16	[2,4]	8,000,000	7,942,257
Sabine Pass LNG LP
7.50%	11/30/16		9,422,000	10,199,315
Sinopec Capital 2013 Ltd. (China)
1.25%	04/24/16	[3,4]	4,300,000	4,256,566
Tennessee Gas Pipeline Co.
8.00%	02/01/16		8,673,000	10,089,917
Trans-Canada Pipelines Ltd. (Canada)
0.95%	06/30/16	[4]	2,065,000	2,065,000

				55,409,619

Finance — 4.87%
Chase Capital II, Series B
0.77%	02/01/27	[2]	2,398,000	1,922,940
Citigroup, Inc.
5.50%	10/15/14		3,510,000	3,692,913

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
6.38%	08/12/14		$10,500,000	$11,088,473
Ford Motor Credit Co. LLC
7.00%	04/15/15		1,500,000	1,626,300
Ford Motor Credit Co. LLC, Series FRN
1.52%	05/09/16	[2]	8,000,000	8,037,142
General Electric Capital Corp.
1.88%	09/16/13		2,200,000	2,206,533
General Electric Capital Corp. (MTN)
0.41%	06/20/14	[2]	3,500,000	3,504,659
0.65%	05/05/26	[2]	6,300,000	5,796,159
General Electric Capital Corp., Series A (MTN)
0.53%	09/15/14	[2]	10,169,000	10,170,652
General Electric Capital Corp., Series E (MTN)
0.40%	03/20/14	[2]	5,500,000	5,498,834
Goldman Sachs Group, Inc.
0.78%	01/12/15	[2]	1,900,000	1,896,211
1.27%	02/07/14	[2]	4,000,000	4,011,020
2.38%	01/22/18		1,000,000	980,435
5.12%	01/15/15		583,000	615,214
6.15%	04/01/18		3,500,000	3,948,042
International Lease Finance Corp.
6.50%	09/01/14	[3]	9,700,000	10,088,000
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	2,465,000	1,988,040
JPMorgan Chase Capital XXI, Series U
1.22%	02/02/37	[2]	3,250,000	2,437,540
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	5,000,000	5,274,575
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	33,264
8.95%	05/18/17	[2]	30,000	33,525
9.57%	06/06/17	[2]	5,184,000	5,916,499
Morgan Stanley
0.76%	10/15/15	[2]	2,830,000	2,776,490
3.80%	04/29/16		3,800,000	3,941,148
4.20%	11/20/14		750,000	776,121
6.00%	05/13/14		3,890,000	4,048,109
Morgan Stanley, Series G (MTN)
0.58%	01/09/14	[2]	1,405,000	1,401,423
Prudential Holdings LLC (AGM)
1.15%	12/18/17	[2,3]	10,665,000	10,558,120
Woodbourne Capital Trust I
2.70%	04/29/49	[2,3,6]	595,000	330,225
Woodbourne Capital Trust IV
2.60%	04/08/49	[2,3,6]	1,000,000	555,000

				115,153,606

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.23%
Kraft Foods Group, Inc.
1.62%	06/04/15		$5,325,000	$5,389,619

Health Care — 0.29%
Boston Scientific Corp.
5.45%	06/15/14		1,653,000	1,721,930
HCA, Inc.
7.25%	09/15/20		1,750,000	1,883,437
HCA, Inc. (WI)
8.50%	04/15/19		3,000,000	3,226,875

				6,832,242

Industrials — 0.35%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	8,075,000	8,202,475

Insurance — 0.98%
Berkshire Hathaway, Inc.
0.98%	08/15/14	[2]	785,000	789,223
2.20%	08/15/16		1,010,000	1,043,809
Farmers Insurance Exchange
6.00%	08/01/14	[3]	6,835,000	7,111,389
Metropolitan Life Global Funding I
1.88%	06/22/18	[3]	7,500,000	7,331,035
5.12%	06/10/14	[3]	3,230,000	3,369,924
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	3,636,531

				23,281,911

Materials — 0.22%
Barrick Gold Corp. (Canada)
2.50%	05/01/18	[3,4]	3,265,000	2,933,221
Rio Tinto Finance USA PLC, Series FRN
1.11%	06/17/16	[2]	2,380,000	2,370,530

				5,303,751

Real Estate Investment Trust (REIT) — 2.51%
HCP, Inc.
6.00%	01/30/17		930,000	1,044,104
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,638,434
HCP, Inc., Series E (MTN)
6.00%	06/15/14		4,985,000	5,214,929
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	3,147,714
4.70%	09/15/17		6,291,000	6,842,582
Healthcare Realty Trust, Inc.
6.50%	01/17/17		3,771,000	4,219,342
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		6,000,000	6,065,732

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report June 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Liberty Property LP
5.12%	03/02/15		$5,305,000	$5,613,846
Nationwide Health Properties, Inc.
6.00%	05/20/15		3,000,000	3,273,573
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		4,935,000	4,782,198
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	3,500,000	3,825,906
7.50%	06/02/14	[3]	6,415,000	6,815,732

				59,484,092

Transportation — 0.43%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		140,271	149,695
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.72%	11/15/16	[2]	7,725,000	6,981,469
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		2,611,528	3,003,257

				10,134,421

Total Corporates
(Cost $439,793,501)				453,809,577

FOREIGN GOVERNMENT OBLIGATIONS — 0.76%
Foreign Government Obligations — 0.76%
Kommunalbanken AS (Norway)
0.24%	08/28/14	[2,3,4]	8,580,000	8,576,228
Kommuninvest I Sverige AB (Sweden)
0.26%	09/12/14	[2,3,4]	9,490,000	9,487,963

				18,064,191

Total Foreign Government Obligations
(Cost $18,070,000)				18,064,191

MORTGAGE-BACKED — 36.13%**
Commercial Mortgage-Backed — 6.73%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-1, Class A4
4.76%	11/10/39		3,758,561	3,788,157
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A4
5.28%	11/10/42	[2]	3,311,520	3,356,162
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[2]	10,000,000	10,119,455
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.36%	09/10/47	[2]	6,715,000	7,232,351

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bayview Commercial Asset Trust, Series 2006-1A, Class A1
0.46%	04/25/36	[2,3]	$1,242,517	$975,698
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.44%	10/25/36	[2,3]	3,841,042	2,912,083
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6
4.75%	02/13/46	[2]	8,485,914	8,801,590
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.30%	10/12/42	[2]	7,125,000	7,700,955
Credit Suisse First Boston Commercial Mortgage Trust, Series 2004-C3, Class A5
5.11%	07/15/36	[2]	7,978,000	8,213,866
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	3,480,000	3,756,074
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	6,597,311	6,977,341
GE Business Loan Trust, Series 2003-2A, Class A
0.56%	11/15/31	[2,3]	3,882,992	3,748,438
GE Business Loan Trust, Series 2005-2A, Class B
0.69%	11/15/33	[2,3]	1,794,297	1,467,241
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	6,994,443	7,126,841
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	8,850,000	9,029,779
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4
5.33%	08/12/40	[2]	441,699	441,747
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class ASB
5.79%	06/12/43	[2]	1,069,667	1,124,305
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45		5,420,000	5,972,507
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	4,160,000	4,233,278
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
6.00%	06/15/49	[2]	7,669,254	8,281,345

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51		$2,500,987	$2,697,818
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3
6.12%	02/15/51	[2]	2,535,952	2,630,791
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A3
5.93%	07/15/40		4,300,000	4,339,612
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4
5.24%	11/12/35	[2]	1,998,781	2,012,235
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		2,020,000	2,122,263
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		405,000	430,812
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	8,185,000	9,138,205
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.82%	06/11/42	[2]	265,000	301,146
RBSCF Trust, Series 2010-MB1, Class A2
3.69%	04/15/24	[3]	8,735,000	9,062,178
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	3,922,694	3,934,462
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.41%	10/15/44	[2]	8,688,786	9,355,334
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3
6.12%	02/15/51	[2]	2,320,130	2,377,004
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		5,350,000	5,418,063

				159,079,136

Non-Agency Mortgage-Backed — 13.38%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.41%	02/25/37	[2]	12,000,000	7,164,358
American Home Mortgage Assets, Series 2007-4, Class A2
0.38%	08/25/37	[2]	6,876,741	6,026,116
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		27,919	28,844

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.64%	05/25/35	[2]	$1,378,081	$1,371,620
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.36%	07/20/36	[2]	3,798,185	3,667,372
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4
4.67%	07/10/43		7,820,000	8,287,144
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,6]	7,000	490
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.35%	02/25/47	[2]	9,060,421	7,696,841
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.87%	06/26/37	[2,3]	6,419,073	6,408,559
Bear Stearns Asset Backed Securities Trust, Series 2000-2, Class M2 (STEP)
8.28%	08/25/30		493,483	486,845
Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A3
0.59%	08/25/43	[2]	1,687,008	1,650,269
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,6,†	9,000	90
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.37%	05/25/36	[2,3]	2,382,946	1,930,756
Chase Funding Mortgage Loan Asset Backed Certificates, Series 2002-2, Class 2M1
1.09%	02/25/32	[2]	595,991	478,228
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
3.03%	07/25/37	[2]	6,218,798	6,197,511
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.05%	02/25/34	[2]	364,707	352,361
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.35%	09/25/36	[2]	5,704,527	2,885,772
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.34%	11/25/36	[2]	6,233,236	6,031,195
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.37%	03/25/37	[2]	1,650,000	1,500,010
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.49%	07/25/37	[2]	90,000	61,144

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report June 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		$6,268,900	$6,702,636
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	105,999	106,474
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		87,192	91,656
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[2]	5,489,574	5,682,269
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[2]	3,018,936	3,222,245
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	1,744,352	1,911,450
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[2]	5,494,603	5,956,460
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	20,918	21,602
Countrywide Asset Backed Certificates, Series 2007-4, Class A1A
0.31%	09/25/37	[2]	68,945	68,776
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	66,718	67,418
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.50%	11/25/35		1,259,663	1,256,215
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.93%	01/25/36		2,401,821	1,499,524
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
5.18%	02/25/37		19,567,633	15,662,442
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.25%	04/25/37	[2]	4,807,106	2,697,492
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	6,136,889	6,148,942
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	9,585,266	9,582,005
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.40%	03/19/45	[2]	2,761,112	2,367,475

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR1, Class 2A1A
1.11%	04/19/47	[2]	$65,468	$52,894
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF5, Class A3C
1.19%	08/25/34	[2]	1,852,058	1,775,520
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.31%	09/25/34	[2]	28,753	28,367
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.54%	02/25/35	[2]	4,028,953	4,017,634
GE Business Loan Trust, Series 2007-1A, Class A
0.36%	04/16/35	[2,3]	4,325,038	4,015,605
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.63%	06/25/30	[2]	614,230	513,838
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		251,669	250,815
Home Equity Loan Trust, Series 2005-3, Class M1
0.61%	01/20/35	[2]	2,619,475	2,578,464
Home Equity Loan Trust, Series 2006-3, Class A4
0.43%	03/20/36	[2]	9,323,000	9,124,998
Home Equity Loan Trust, Series 2007-1, Class AS
0.39%	03/20/36	[2]	6,317,834	6,169,273
Home Equity Loan Trust, Series 2007-2, Class A3V
0.41%	07/20/36	[2]	6,823,795	6,759,850
Impac CMB Trust, Series 2005-5, Class A1
0.83%	08/25/35	[2]	4,157,660	3,459,585
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.97%	12/25/34	[2]	488,814	349,900
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.99%	11/25/34	[2]	1,698,508	1,456,720
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		1,118,900	1,157,661
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
3.87%	10/25/35		2,313,764	2,095,934
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.47%	03/25/47	[2]	50,000	25,922

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.75%	06/25/35	[2]	$104,651	$94,243
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.00%	07/25/35	[2]	1,096,416	1,103,758
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		4,381,680	4,400,850
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		3,632,820	3,890,547
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[2,6]	250,141,510	5,611,625
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1
0.94%	02/25/35	[2]	1,076,298	1,067,708
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.85%	01/25/34	[2]	49,807	49,808
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.87%	01/25/34	[2]	58,434	55,078
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.63%	11/21/34	[2]	5,005,130	5,127,996
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.17%	04/25/34	[2]	501,165	479,728
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.64%	06/25/34	[2]	114,385	104,170
MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4
0.79%	11/25/34	[2]	1,421,955	1,417,877
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.80%	10/25/32	[2]	546,998	540,470
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.37%	06/25/37	[2]	19,057,200	11,020,131
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.50%	08/25/34	[2]	4,804,384	4,929,589
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,936,601	2,392,633
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	7,963,315	8,416,707
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
1.12%	07/25/34	[2]	13,000,000	12,304,344

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
0.64%	07/25/34	[2]	$1,568,224	$1,509,945
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.37%	06/25/37	[2]	7,807,200	5,683,634
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27		3,931,262	4,126,903
Park Place Securities, Inc., Pass-Through Certificates, Series 2005-WLL1, Class M1
0.61%	03/25/35	[2]	2,678,956	2,669,454
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
1.24%	12/25/34	[2]	2,958,332	2,958,995
Park Place Securities, Inc., Series 2005-WCW1, Class A3D
0.53%	09/25/35	[2]	2,680,823	2,640,438
Park Place Securities, Inc., Series 2005-WCW3, Class A1B
0.49%	08/25/35	[3]	10,413,297	10,253,349
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.69%	03/25/35	[2]	7,530,196	7,489,718
Park Place Securities, Inc., Series 2005-WHQ3, Class M1
0.61%	06/25/35	[2]	5,518,680	5,484,365
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.50%	06/25/47	[2]	70,000	37,063
RAAC, Series 2006-SP2, Class A2
0.36%	02/25/36	[2]	433,710	431,372
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.04%	03/25/35	[2]	12,141,067	8,444,836
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		1,443,898	1,499,272
Residential Asset Mortgage Products, Inc., Series 2005-RS5, Class AI3
0.53%	05/25/35	[2]	614,119	604,564
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A2
0.48%	10/25/33	[2]	1,150,732	1,141,452
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		3,430,410	3,343,353
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.44%	01/25/36	[2]	2,436,228	2,392,543
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		3,094	3,055

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report June 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.46%	02/25/36	[2]	$1,204,738	$889,866
SLM Student Loan Trust, Series 2012-7, Class A3
0.84%	05/26/26	[2]	4,460,000	4,431,264
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.33%	12/25/36	[2]	7,830,406	7,395,374
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C
0.53%	03/25/36	[2]	1,641,083	1,629,173
Structured Asset Securities Corp., Series 2002-5A, Class 6A
2.12%	04/25/32	[2]	19,156	18,674
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.57%	09/25/33	[2]	2,997,547	2,893,129
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.29%	07/25/34	[2,3]	142,962	133,595
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.44%	01/25/33	[2]	318,641	319,036
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.48%	10/25/45	[2]	3,637,094	3,308,032
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.52%	01/25/45	[2]	996,568	891,009
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.53%	11/25/35	[2]	1,714,689	1,710,825
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.28%	04/25/37	[2]	114,151	113,426

				316,558,562

U.S. Agency Mortgage-Backed — 16.02%
Fannie Mae Pool 465761
3.16%	08/01/17		5,614,694	5,845,121
Fannie Mae Pool 555284
7.50%	10/01/17		870	941
Fannie Mae Pool 567002
8.00%	05/01/23		66,028	76,279
Fannie Mae Pool 735861
6.50%	09/01/33		33,740	36,992
Fannie Mae Pool 770900
2.31%	04/01/34	[2]	541,041	579,085
Fannie Mae Pool 942553
5.86%	08/01/37	[2]	4,161,670	4,491,319

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 995182
5.50%	06/01/20		$7,735,316	$8,350,432
Fannie Mae Pool 995793
5.50%	09/01/36		4,985,972	5,470,501
Fannie Mae Pool AD0538
6.00%	05/01/24		2,381,752	2,630,369
Fannie Mae Pool AE0083
6.00%	01/01/40		6,063,195	6,645,777
Fannie Mae Pool AL0851
6.00%	10/01/40		8,343,670	9,119,962
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		7,239,811	7,586,960
Fannie Mae, Series 1997-76, Class FS
0.67%	09/17/27	[2]	40,712	40,416
Fannie Mae, Series 2001-60, Class OF
1.14%	10/25/31	[2]	2,868,663	2,936,630
Fannie Mae, Series 2007-64, Class FA
0.66%	07/25/37	[2]	3,020,914	3,032,216
Fannie Mae, Series 2009-33, Class FB
1.01%	03/25/37	[2]	9,738,371	9,898,339
Fannie Mae, Series 2010-109, Class PF
0.59%	10/25/40	[2]	6,102,034	6,121,084
Fannie Mae, Series 2010-26, Class S (IO)
6.04%	11/25/36	[2]	36,085,026	5,055,216
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		6,067,396	6,599,834
Fannie Mae, Series 2010-95, Class S (IO)
6.41%	09/25/40	[2]	19,342,932	3,267,859
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		12,551,368	1,721,200
Fannie Mae, Series 2011-71, Class FB
0.69%	05/25/37	[2]	11,902,833	12,016,862
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		7,415	8,150
Freddie Mac Gold Pool A45796
7.00%	01/01/33		20,983	24,397
Freddie Mac Gold Pool C46104
6.50%	09/01/29		27,155	30,824
Freddie Mac Gold Pool E04113
2.50%	11/01/27		12,095,534	12,177,273
Freddie Mac Gold Pool G13032
6.00%	09/01/22		3,944,393	4,356,636
Freddie Mac Gold Pool G13475
6.00%	01/01/24		504,147	555,142
Freddie Mac REMICS, Series 2733, Class FB
0.79%	10/15/33	[2]	5,335,000	5,399,678
Freddie Mac REMICS, Series 3828, Class TF
0.59%	04/15/29	[2]	3,463,688	3,480,984

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4170, Class FW
1.14%	01/15/33	[2]	$13,377,036	$13,466,260
Freddie Mac Strips, Series 263, Class F5
0.69%	06/15/42	[2]	7,492,373	7,572,965
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		1,595,136	1,766,265
Freddie Mac, Series 2454, Class FQ
1.19%	06/15/31	[2]	26,200	26,876
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		6,923	248
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		2,225,958	2,367,094
Freddie Mac, Series 3345, Class FP
0.39%	11/15/36	[2]	5,508,302	5,503,318
Freddie Mac, Series 3345, Class PF
0.37%	05/15/36	[2]	2,399,812	2,402,009
Freddie Mac, Series 3346, Class FA
0.42%	02/15/19	[2]	18,899,802	18,932,053
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		4,214,191	4,346,472
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		2,117,170	2,260,798
Ginnie Mae (TBA)
3.00%	08/20/43		15,075,000	14,877,141
Ginnie Mae I Pool 422972
6.50%	07/15/29		44,318	51,054
Ginnie Mae II Pool 1849
8.50%	08/20/24		928	1,066
Ginnie Mae II Pool 2020
8.50%	06/20/25		2,225	2,596
Ginnie Mae II Pool 2286
8.50%	09/20/26		2,497	2,925
Ginnie Mae II Pool 2487
8.50%	09/20/27		16,933	19,809
Ginnie Mae II Pool 80059
1.75%	04/20/27	[2]	40,773	42,563
Ginnie Mae II Pool 80589
1.62%	03/20/32	[2]	81,227	84,339
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	28,503	29,760
Ginnie Mae II Pool 80968
1.75%	07/20/34	[2]	819,775	856,090
Ginnie Mae II Pool 81201
2.12%	01/20/35	[2]	21,864	22,839
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	33,356	35,019
Ginnie Mae, Series 2004-5, Class PF
0.74%	02/20/33	[2]	6,081,828	6,120,571

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-106, Class XI (IO)
6.61%	05/20/37	[2]	$19,292,964	$3,019,538
Ginnie Mae, Series 2012-13, Class KF
0.50%	07/20/38	[2]	6,777,077	6,787,151
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		12,981,875	12,734,408
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10
2.06%	01/15/22		16,470,448	16,683,093
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.64%	10/07/20	[2]	14,913,675	14,978,923
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.56%	11/06/17	[2]	18,554,876	18,602,712
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.66%	11/05/20	[2]	12,021,478	12,118,683
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.75%	12/08/20	[2]	16,543,706	16,676,832
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.75%	12/08/20	[2]	7,119,756	7,177,048
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.79%	03/09/21	[2]	16,390,443	16,496,792
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.64%	01/08/20	[2]	10,549,327	10,621,907
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.59%	02/06/20	[2]	10,046,919	10,077,923
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.59%	03/11/20	[2]	6,231,761	6,251,235
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.57%	03/06/20	[2]	7,234,756	7,248,038
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.57%	04/06/20	[2]	5,202,184	5,211,735
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.57%	05/07/20	[2]	5,824,690	5,833,109

				378,865,735

Total Mortgage-Backed
(Cost $851,223,469)				854,503,433

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report June 2013

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS — 0.96%*
California — 0.41%
State of California, Taxable, Various Purpose
4.85%	10/01/14		$4,900,000	$5,165,972
5.50%	03/01/16		1,775,000	1,976,764
6.20%	03/01/19		600,000	700,956
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		1,715,000	1,845,684

				9,689,376

Illinois — 0.55%
State of Illinois, Build America Bonds
6.20%	07/01/21		6,750,000	7,402,725
State of Illinois, Taxable Bonds
4.03%	03/01/14		525,000	534,592
5.36%	03/01/17		2,250,000	2,456,797
State of Illinois, Taxable-Pension
4.35%	06/01/18		2,445,000	2,554,560

				12,948,674

Total Municipal Bonds
(Cost $21,854,298)				22,638,050

U.S. AGENCY SECURITIES — 4.47%
Fannie Mae
0.50%	01/15/16		16,435,000	16,364,428
0.50%	01/29/16		12,850,000	12,805,899
0.65%	03/28/16		13,270,000	13,224,617
Federal Home Loan Bank
0.50%	07/01/15		11,185,000	11,187,845
0.55%	06/03/16		10,520,000	10,454,208
Federal Home Loan Bank (STEP)
0.75%	05/26/28		15,570,000	15,262,306

Freddie Mac
0.50%	09/14/15		17,660,000	17,649,964
0.60%	03/28/16		8,810,000	8,762,718

Total U.S. Agency Securities
(Cost $106,287,201)				105,711,985

U.S. TREASURY SECURITIES — 7.70%
U.S. Treasury Notes — 7.70%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[7]	49,575,000	54,554,447
1.25%	04/15/14	[7]	52,673,000	58,703,493
1.62%	01/15/15	[7]	6,210,000	7,868,189
2.00%	01/15/14	[7]	5,520,000	7,047,866
2.00%	07/15/14	[7]	42,245,000	53,833,742

Total U.S. Treasury Securities
(Cost $184,564,454)				182,007,737

Value
Total Bonds – 77.15%
(Cost $1,807,673,174)	$1,824,722,233

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 24.02%
Commercial Paper — 1.41%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[8]	08/07/13	[4]	$6,415,000	6,413,606
Macquarie Bank Ltd. (Australia)
0.32%[8]	10/24/13	[3,4]	15,930,000	15,915,485
RBS Holdings USA, Inc.
0.35%[8]	08/20/13		11,000,000	10,996,877

				33,325,968

Money Market Funds — 1.99%
BlackRock Liquidity Funds TempFund Portfolio
0.04%[9]			18,277,000	18,277,000
Dreyfus Cash Advantage Fund
0.07%[9,10]			6,402,000	6,402,000
DWS Money Market Series Institutional Funds
0.07%[9]			22,370,000	22,370,000

				47,049,000

U.S. Agency Discount Notes — 20.62%
Fannie Mae
0.09%[8]	09/11/13		25,000,000	24,998,500
0.11%[8]	08/14/13		75,000,000	74,996,359
Federal Home Loan Bank
0.06%[8]	07/19/13		40,000,000	39,999,400
0.06%[8]	08/09/13		28,000,000	27,999,090
0.07%[8]	09/06/13		69,000,000	68,996,136
0.08%[8]	09/13/13		72,000,000	71,995,536
0.10%[8]	09/18/13		90,000,000	89,994,060
0.10%[8]	09/25/13		36,000,000	35,997,408
Freddie Mac
0.09%[8]	10/21/13		52,800,000	52,793,453

				487,769,942

Total Short-Term Investments
(Cost $568,091,139)				568,144,910

Total Investments – 101.17%

(Cost $2,375,764,313)[1]				2,392,867,143

Liabilities in Excess of Other Assets – (1.17)%				(27,625,529)

Net Assets – 100.00%				$2,365,241,614

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(115,920)	$10,080	$97,776	$(18,144)

	$(115,920)	$10,080	$97,776	$(18,144)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,375,953,602 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$40,986,922
Gross unrealized depreciation	(24,073,381)

Net unrealized appreciation	$16,913,541

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $330,253,201, representing 13.96% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/09/11	HCA, Inc., Term Loan B4, 2.95%, 05/01/18	$6,081,382	$6,061,405	0.26%
10/11/12	Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B, 0.57%, 08/25/21	3,542,944	3,618,705	0.15%
05/10/12	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.72%, 10/10/17	3,740,165	3,852,420	0.16%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien, 3.72%, 10/10/14	$ 465,072	$ 334,563	0.02%
05/21/13	US Airways, Inc., Term Loan B2, 1st Lien, 3.50%, 11/23/16	7,500,019	7,518,750	0.32%
06/27/13	Valeant Pharmaceuticals, Term Loan, 0.00%, 05/30/20	4,925,000	4,989,375	0.21%
		$26,254,582	$26,375,218	1.12%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $6,497,430, which is 0.27% of total net assets.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of June 30, 2013.
[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,000.
†

Fair valued security. The aggregate value of fair valued securities is $6,159,966, which is 0.26% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report June 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.25%
ASSET-BACKED SECURITIES — 7.36%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.29%	12/27/44	[2,3]	$950,000	$948,955
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	795,094	731,248
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	775,000	772,146
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.88%	04/17/23	[2,3,4]	275,000	275,739
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	175,000	167,109
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	175,000	156,170
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.56%	01/25/35	[2,3]	1,285,843	1,163,599
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.50%	08/25/35	[2,3]	517,189	422,350
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.47%	06/25/26	[2]	350,000	336,579
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.47%	02/25/35	[2]	650,000	641,737
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	930,000	913,203
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[2,3]	551,706	511,257
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	378,958	385,161
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	462,500	464,738
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.93%	04/25/35	[2]	780,000	775,822
GE Business Loan Trust, Series 2004-1, Class A
0.48%	05/15/32	[2,3]	682,001	655,457
GE Business Loan Trust, Series 2004-1, Class B
0.89%	05/15/32	[2,3]	370,645	306,322

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	$854,074	$824,684
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	563,870	531,059
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.49%	04/17/19	[2,3,4]	91,667	90,891
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.44%	11/17/20	[2,3,4]	410,833	406,452
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.67%	10/15/23	[2,3,4]	800,000	798,779
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.50%	05/28/19	[2,3,4]	953,000	911,564
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.70%	12/26/25	[2]	175,000	174,234
Neptune Finance CCS Ltd., Series 2008-1A, Class A (Cayman Islands)
0.89%	04/20/20	[2,3,4]	775,000	771,124
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.69%	11/20/23	[2,3,4]	775,000	773,786
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	456,986	479,836
Sagamore CLO Ltd., Series 2003-1A, Class B (Cayman Islands)
1.78%	10/15/15	[2,3,4]	434,908	434,912
SLC Student Loan Trust, Series 2008-1, Class A4A
1.87%	12/15/32	[2]	625,000	644,853
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	925,000	780,838
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	925,000	783,354
SLM Student Loan Trust, Series 2011-2, Class A2
1.39%	10/25/34	[2]	500,000	506,380
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.58%	10/20/23	[2,3,4]	325,000	324,091
South Carolina Student Loan Corp., Series A2
0.40%	12/01/20	[2]	725,000	714,662
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.70%	07/01/42	[2,3]	750,000	573,296

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.53%	04/16/22	[2,3,4]	$300,000	$299,737
TAL Advantage LLC, Series 2006-1, Class NOTE
0.38%	04/20/21	[2,3]	410,833	404,545
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	3,†	458,333	464,209
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	222,917	224,319
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.44%	05/15/20	[2,3,4]	201,250	198,677
Trinity Rail Leasing LP, Series 2004-1A, Class A
5.27%	08/14/27	[3]	241,003	260,437
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
4.37%	07/15/41	[3]	558,721	605,011
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.37%	11/26/21	[2,3]	640,625	625,053
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.34%	02/26/19	[2,3]	182,292	180,011
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	362,421	368,859
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.37%	12/19/16	[2,3,4]	325,000	323,382

Total Asset-Backed Securities
(Cost $23,498,216)				24,106,627

BANK LOANS — 0.23%*
Health Care — 0.14%
HCA, Inc., Term Loan B4
2.95%	05/01/18	[2,5]	455,133	453,638

Services — 0.09%
AABS Ltd., Series 2013-1, Class A (STEP)
4.88%	01/15/38	†	292,188	295,086

Total Bank Loans
(Cost $750,229)				748,724

CORPORATES — 22.20%*
Banking — 4.34%
Abbey National Treasury Services PLC/London (United Kingdom)
2.88%	04/25/14	[4]	1,019,000	1,031,934
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[3,4]	600,000	602,194

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America N.A. (BKNT)
0.57%	06/15/17	[2]	$1,350,000	$1,289,574
6.00%	06/15/16		650,000	715,873
6.10%	06/15/17		340,000	381,944
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14	[4]	850,000	886,942
Chase Capital III, Series C
0.82%	03/01/27	[2]	500,000	414,805
Commonwealth Bank of Australia/New York (Australia)
1.95%	03/16/15	[4]	1,400,000	1,427,156
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	500,000	520,484
6.00%	02/15/18	[4]	575,000	646,517
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	975,593
JPMorgan Chase Bank N.A.
0.60%	06/13/16	[2]	600,000	590,864
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	676,696
6.00%	10/01/17		500,000	570,086
National Australia Bank/New York (MTN) (Australia)
2.00%	03/09/15	[4]	1,200,000	1,222,144
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	1,370,000	1,393,457
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	825,000	856,416

				14,202,679

Communications — 0.72%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	359,372
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	1,300,000	1,400,750
Verizon Communications, Inc.
1.95%	03/28/14		600,000	606,085

				2,366,207

Electric — 2.44%
DPL, Inc.
6.50%	10/15/16		700,000	733,250
Energy Transfer Partners LP
3.29%	11/01/66	[2,3]	910,000	823,550
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,108,946

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report June 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		$682,006	$760,437
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		900,000	1,088,149
PG&E Corp.
5.75%	04/01/14		910,000	943,835
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	572,213
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	619,804
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	653,786
Tucson Electric Power
3.85%	03/15/23		700,000	695,764

				7,999,734

Energy — 1.62%
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	1,000,000	988,794
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	999,815
Petrobras Global Finance BV (Netherlands)
2.41%	01/15/19	[2,4]	1,194,000	1,169,835
Tennessee Gas Pipeline Co.
8.00%	02/01/16		1,250,000	1,454,214
Valero Energy Corp.
9.38%	03/15/19		471,000	618,308
Williams Cos., Inc.
7.88%	09/01/21		70,000	84,633

				5,315,599

Finance — 6.52%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,358,797
Berkshire Hathaway, Inc.
3.00%	02/11/23		1,120,000	1,077,280
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,051,623
Citigroup, Inc.
0.82%	08/25/36	[2]	205,000	165,915
1.98%	05/15/18	[2]	583,000	600,702
5.50%	10/15/14		371,000	390,334
6.00%	08/15/17		250,000	281,955
6.12%	05/15/18		345,000	395,356
6.38%	08/12/14		535,000	564,984
6.50%	08/19/13		408,000	411,026
Ford Motor Credit Co. LLC, Series FRN
1.52%	05/09/16	[2]	1,000,000	1,004,643

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp.
4.62%	01/07/21		$700,000	$749,076
5.62%	05/01/18		730,000	836,500
General Electric Capital Corp. (MTN)
0.65%	05/05/26	[2]	500,000	460,013
3.35%	10/17/16		750,000	789,302
General Electric Capital Corp., Series A (MTN)
0.53%	09/15/14	[2]	694,000	694,113
General Electric Capital Corp., Series E (MTN)
0.40%	03/20/14	[2]	300,000	299,936
Goldman Sachs Group, Inc.
5.95%	01/18/18		350,000	391,987
6.15%	04/01/18		1,100,000	1,240,813
7.50%	02/15/19		550,000	655,166
Goldman Sachs Group, Inc. (MTN)
6.00%	05/01/14		250,000	260,454
Goldman Sachs Group, Inc., Series B (MTN)
0.68%	07/22/15	[2]	100,000	98,937
International Lease Finance Corp.
6.50%	09/01/14	[3]	1,000,000	1,040,000
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	1,070,000	862,962
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	565,488
8.95%	05/18/17	[2]	410,000	458,175
9.57%	06/06/17	[2]	319,000	364,075
Morgan Stanley
0.76%	10/15/15	[2]	187,000	183,464
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	1,185,000	1,146,668
6.25%	08/28/17		800,000	893,561
Prudential Holdings LLC (AGM)
1.15%	12/18/17	[2,3]	500,000	494,989
Reckson Operating Partnership LP
5.00%	08/15/18		700,000	752,135
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	750,000	808,125

				21,348,554

Health Care — 0.66%
HCA, Inc. (WI)
7.88%	02/15/20		1,240,000	1,338,425
WellPoint, Inc.
6.00%	02/15/14		800,000	826,204

				2,164,629

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 0.57%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	$1,000,000	$1,015,786
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	900,000	850,802

				1,866,588

Insurance — 1.79%
Berkshire Hathaway, Inc.
3.00%	05/15/22		475,000	460,434
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,615,000	1,680,306
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	1,000,000	1,014,971
5.12%	06/10/14	[3]	800,000	834,656
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	502,000	514,236
6.60%	04/15/34	[3]	440,000	452,100
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	888,527

				5,845,230

Materials — 0.12%
Barrick Gold Corp.
4.10%	05/01/23	[3]	475,000	400,965

Real Estate Investment Trust (REIT) — 2.28%
HCP, Inc.
2.62%	02/01/20		275,000	258,104
3.75%	02/01/19		525,000	539,337
7.07%	06/08/15		200,000	221,178
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	568,318
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	1,087,678
6.12%	04/15/20		475,000	540,361
Simon Property Group LP
4.20%	02/01/15		400,000	416,694
UDR, Inc. (MTN)
5.25%	01/15/15		1,000,000	1,055,576
Ventas Realty LP/Ventas Capital Corp.
4.00%	04/30/19		1,200,000	1,249,896
WEA Finance LLC
7.12%	04/15/18	[3]	775,000	920,689
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	570,000	605,607

				7,463,438

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 1.14%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$61,368	$65,492
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		338,751	371,780
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		327,213	363,207
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.65%	08/15/16	[2]	12,179	11,509
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.72%	11/15/16	[2]	1,161,000	1,049,254
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		184,141	203,476
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		284,495	325,035
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		798,559	843,977
US Airways Pass-Through Trust, Series 2012, Class 2A
4.62%	06/03/25		500,000	494,688

				3,728,418

Total Corporates
(Cost $69,111,824)				72,702,041

MORTGAGE-BACKED — 48.11%**
Commercial Mortgage-Backed — 4.84%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	950,000	1,006,037
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.30%	10/12/42	[2]	1,140,000	1,232,153
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[2]	1,100,000	1,208,017
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	516,997	558,012
GE Business Loan Trust, Series 2003-2A, Class A
0.56%	11/15/31	[2,3]	876,011	845,655
GE Business Loan Trust, Series 2005-2A, Class B
0.69%	11/15/33	[2,3]	437,360	357,640

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report June 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	$1,715,000	$1,749,839
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	1,156,394	1,252,930
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,445,000	1,413,298
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		285,000	299,428
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		1,040,000	1,106,284
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		165,000	172,760
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	635,956	637,864
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	940,000	1,005,366
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,422,874
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		1,605,000	1,578,999

				15,847,156

Non-Agency Mortgage-Backed — 16.26%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.62%	07/25/35	[2]	1,645,065	1,614,565
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.39%	08/25/35	[2]	375,966	367,495
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2
0.64%	05/25/35	[2]	1,553,951	1,546,664
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		4,752	5,025
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.36%	07/20/36	[2]	590,392	570,058
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE9, Class M1
0.70%	10/25/35	[2]	1,505,022	1,478,986

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		$6,827	$7,421
Bear Stearns Asset Backed Securities Trust, Series 2005-HE12, Class 1A3
0.58%	12/25/35	[2]	800,000	769,277
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.47%	01/25/35	[2,3]	264,434	236,248
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.37%	05/25/36	[2,3]	240,477	194,844
Centex Home Equity, Series 2005-D, Class M1
0.62%	10/25/35	[2]	1,710,000	1,650,182
Chase Funding Mortgage Loan Asset Backed Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		6,973	7,089
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.05%	02/25/34	[2]	28,530	27,564
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.37%	03/25/37	[2]	1,526,500	1,387,737
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31	[2]	34,321	33,648
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		564,416	603,467
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	38,866	39,041
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		121,893	126,068
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	267,279	295,193
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	958,652	1,034,156
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	330,583	362,251
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		992,460	1,068,880
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	696,106
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.27%	08/25/35	[2]	26,935	17,491

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	$307,113	$310,338
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,520,900	1,465,577
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
4.08%	12/25/36		1,199,554	949,561
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.34%	07/25/36	[2]	1,314,352	1,054,728
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.25%	04/25/37	[2]	239,725	134,521
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	1,582,017	1,585,124
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	1,065,575	1,065,213
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.61%	04/25/35	[2]	1,516,170	1,512,797
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.31%	09/25/34	[2]	779,205	768,760
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		507,696	527,724
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		40,075	39,939
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	715,567	803,457
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	1,038,226	1,149,338
Greenpoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[2]	686,680	717,399
Home Equity Loan Trust, Series 2006-2, Class A1
0.34%	03/20/36	[2]	1,350,100	1,338,634
Home Equity Loan Trust, Series 2006-4, Class A3V
0.34%	03/20/36	[2]	613,974	602,511
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.84%	10/25/34	[2]	100,951	99,310

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.99%	11/25/34	[2]	$42,952	$36,837
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.48%	06/25/37	[2]	1,782,202	1,153,794
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		399,113	396,177
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		106,247	105,469
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		245,615	254,124
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.18%	05/25/37	[2]	718,362	628,402
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		357,097	382,431
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		205,186	220,999
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	646,636	711,361
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.85%	01/25/34	[2]	429,061	429,069
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.87%	01/25/34	[2]	742	699
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		2,537	2,620
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.80%	10/25/32	[2]	2,762	2,729
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.45%	10/25/32	[2]	30,422	30,304
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.37%	06/25/37	[2]	811,700	469,379
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.44%	06/25/37	[2]	1,500,000	876,376
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,158,942	1,239,982
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		583,019	659,591

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report June 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		$856,182	$1,057,795
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		611,558	703,380
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		907,360	1,003,041
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
1.12%	07/25/34	[2]	2,000,000	1,892,976
Morgan Stanley ABS Capital I, Series 2005-HE3, Class M3
0.72%	07/25/35	[2]	1,903,000	1,720,853
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		6,316	6,370
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[2]	508,264	560,286
Park Place Securities, Inc., Series 2004-WWF1, Class M2
0.87%	12/25/34	[2]	1,766,735	1,738,038
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	1,602
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
5.69%	03/25/33		15,836	14,592
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		45,490	49,851
Residential Asset Securities Corp., Series 2005-EMX4 Class A3
0.53%	11/25/35	[2]	901,748	898,582
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.67%	12/25/34	[2]	79,276	79,026
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		325,585	330,854
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)
3.87%	07/25/33		9,874	9,361
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.46%	02/25/36	[2]	61,781	45,634
SLM Student Loan Trust, Series 2012-7, Class A3
0.84%	05/26/26	[2]	800,000	794,846
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.33%	12/25/36	[2]	1,161,511	1,096,981

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2
1.65%	02/25/36	[2]	$1,153,816	$946,926
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.08%	05/25/36	[2]	3,564,466	2,264,537
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	3,657	1,702
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.90%	04/15/30		115,559	116,601
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.54%	10/07/30	[2]	624,326	509,965
Vanderbilt Mortgage Finance, Series 2001-A, Class M1
7.74%	04/07/31	[2]	534,271	550,955
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.44%	01/25/33	[2]	17,567	17,589
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.87%	01/25/47[2]		1,648,274	961,248

				53,238,321
U.S. Agency Mortgage-Backed — 27.01%
Fannie Mae Pool (TBA)
2.00%	08/25/28		2,700,000	2,623,219
2.50%	08/25/28		7,805,000	7,835,488
3.00%	08/25/42		6,205,000	6,047,936
3.50%	08/25/43		18,750,000	18,990,233
Fannie Mae Pool 253974
7.00%	08/01/31		13,472	14,764
Fannie Mae Pool 254232
6.50%	03/01/22		19,090	21,196
Fannie Mae Pool 527247
7.00%	09/01/26		86	97
Fannie Mae Pool 545191
7.00%	09/01/31		6,231	6,830
Fannie Mae Pool 545646
7.00%	09/01/26		65	75
Fannie Mae Pool 549740
6.50%	10/01/27		20,663	22,784
Fannie Mae Pool 555284
7.50%	10/01/17		413	447
Fannie Mae Pool 606108
7.00%	03/01/31		997	1,043
Fannie Mae Pool 630599
7.00%	05/01/32		12,934	15,093

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 655928
7.00%	08/01/32		$7,910	$9,124
Fannie Mae Pool 735207
7.00%	04/01/34		5,376	5,921
Fannie Mae Pool 735646
4.50%	07/01/20		8,979	9,556
Fannie Mae Pool 735686
6.50%	12/01/22		89,100	98,821
Fannie Mae Pool 735861
6.50%	09/01/33		195,592	214,448
Fannie Mae Pool 764388
5.01%	03/01/34	[2]	64,128	68,564
Fannie Mae Pool 776708
5.00%	05/01/34		357,476	395,335
Fannie Mae Pool 817611
5.29%	11/01/35	[2]	58,945	63,459
Fannie Mae Pool 844773
5.21%	12/01/35	[2]	5,435	5,856
Fannie Mae Pool 889125
5.00%	12/01/21		451,475	482,853
Fannie Mae Pool 889184
5.50%	09/01/36		443,591	485,559
Fannie Mae Pool 890221
5.50%	12/01/33		676,330	739,980
Fannie Mae Pool 895606
5.78%	06/01/36	[2]	123,467	130,569
Fannie Mae Pool 918445
5.83%	05/01/37	[2]	13,694	14,477
Fannie Mae Pool 939419
5.70%	05/01/37	[2]	274,289	296,063
Fannie Mae Pool AB3685
4.00%	10/01/41		2,484,105	2,606,010
Fannie Mae Pool AD0791
4.76%	02/01/20		970,594	1,095,041
Fannie Mae Pool AE0134
4.40%	02/01/20		1,350,000	1,488,663
Fannie Mae Pool AE0600
3.98%	11/01/20		1,020,600	1,112,823
Fannie Mae Pool AE0605
4.67%	07/01/20		976,865	1,097,885
Fannie Mae Pool AH3428
3.50%	01/01/26		2,445,304	2,588,134
Fannie Mae Pool AJ0764
4.50%	09/01/41		961,306	1,021,157
Fannie Mae Pool AL0209
4.50%	05/01/41		962,461	1,048,719
Fannie Mae Pool AL2602
2.65%	10/01/22		1,481,329	1,501,124

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0005
3.38%	11/01/20		$1,426,449	$1,489,451
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,458,270
Fannie Mae Pool MA1278
2.50%	12/01/22		2,759,116	2,802,335
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	25,686,826	460,583
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19		2,433	2,649
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22		262	281
Fannie Mae, Series 1993-225, Class SG
26.60%	12/25/13	[2]	8,164	8,565
Fannie Mae, Series 1993-80, Class S
10.61%	05/25/23	[2]	13,504	15,011
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		287,284	324,497
Fannie Mae, Series 2007-64, Class FA
0.66%	07/25/37	[2]	487,419	489,243
Fannie Mae, Series 2008-50, Class SA (IO)
5.86%	11/25/36	[2]	4,736,342	722,858
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	2,078,988	2,075,232
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	1,628,877	1,595,793
Freddie Mac Gold Pool A25162
5.50%	05/01/34		566,342	614,570
Freddie Mac Gold Pool A33262
5.50%	02/01/35		100,291	112,703
Freddie Mac Gold Pool A68781
5.50%	10/01/37		25,114	27,096
Freddie Mac Gold Pool A94843
4.00%	11/01/40		1,955,535	2,059,422
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,963,440	1,993,735
Freddie Mac Gold Pool C90504
6.50%	12/01/21		2,371	2,634
Freddie Mac Gold Pool E01279
5.50%	01/01/18		2,701	2,897
Freddie Mac Gold Pool E90474
6.00%	07/01/17		5,082	5,463
Freddie Mac Gold Pool G01548
7.50%	07/01/32		650,822	779,801
Freddie Mac Gold Pool G01601
4.00%	09/01/33		11,766	12,306
Freddie Mac Gold Pool G01611
4.00%	09/01/33		4,829	5,051

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report June 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G01644
5.50%	02/01/34		$359,407	$389,555
Freddie Mac Gold Pool G02366
6.50%	10/01/36		329,468	369,851
Freddie Mac Gold Pool G06499
4.00%	03/01/41		1,430,218	1,496,422
Freddie Mac Gold Pool G11707
6.00%	03/01/20		5,082	5,463
Freddie Mac Gold Pool G12393
5.50%	10/01/21		373,330	401,795
Freddie Mac Gold Pool G12909
6.00%	11/01/22		472,393	523,569
Freddie Mac Gold Pool G13032
6.00%	09/01/22		315,759	348,761
Freddie Mac Gold Pool J06246
5.50%	10/01/21		176,559	191,738
Freddie Mac Gold Pool J13884
3.50%	12/01/25		1,844,217	1,939,679
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,314,395	1,335,497
Freddie Mac REMICS, Series 3460, Class SA (IO)
6.01%	06/15/38	[2]	4,929,318	799,316
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.42%	04/15/42	[2]	4,481,476	641,068
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	17,646
Freddie Mac, Series 1688, Class W
7.25%	03/15/14		416	422
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		114,946	127,277
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		14,052	14,209
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		1,555,000	1,473,496
Ginnie Mae (TBA)
3.00%	08/20/43		2,430,000	2,398,106
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,175,484	2,357,256
Ginnie Mae II Pool 80968
1.75%	07/20/34	[2]	58,489	61,080
Ginnie Mae, Series 2004-8, Class SE
13.91%	11/26/23	[2]	95,727	118,777
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.56%	11/06/17	[2]	1,271,757	1,275,035
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.66%	11/05/20	[2]	939,301	946,896

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.79%	03/09/21	[2]	$982,126	$988,498
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.59%	02/06/20	[2]	1,019,253	1,022,398

				88,463,602

Total Mortgage-Backed (Cost $150,813,792)				157,549,079

MUNICIPAL BONDS — 1.61%*
California — 0.63%
State of California, Build America Bonds
5.70%	11/01/21		700,000	800,590
State of California, Taxable, Various Purpose
6.20%	10/01/19		866,000	1,012,475
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	252,074

				2,065,139

Illinois — 0.70%
State of Illinois, Build America Bonds
6.20%	07/01/21		600,000	658,020
State of Illinois, Taxable Bonds
4.95%	06/01/23		210,000	208,437
5.66%	03/01/18		525,000	575,831
State of Illinois, Taxable-Pension
4.35%	06/01/18		800,000	835,848

				2,278,136

Texas — 0.28%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		800,000	926,024

Total Municipal Bonds (Cost $5,119,270)				5,269,299

U.S. AGENCY SECURITIES — 3.53%
U.S. Agency Securities — 3.53%
Fannie Mae
0.65%	03/28/16		1,610,000	1,604,494
Federal Farm Credit Bank
0.17%	09/19/14	[2]	1,960,000	1,961,735
Federal Home Loan Bank
0.50%	07/01/15		1,640,000	1,640,417
0.55%	06/03/16		1,720,000	1,709,243
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,610,000	1,578,183

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Freddie Mac
0.50%	09/14/15		$3,065,000	$ 3,063,258

Total U.S. Agency Securities
(Cost $11,602,591)				11,557,330

U.S. TREASURY SECURITIES — 14.21%

U.S. Treasury Bonds — 0.44%
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[6]	2,285,000	1,442,048

U.S. Treasury Notes — 13.77%
U.S. Treasury Notes
0.25%	05/15/15		8,340,000	8,326,973
0.25%	08/15/15		3,095,000	3,084,604
0.75%	08/15/13		1,290,000	1,291,108
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.12%	04/15/17	[7]	6,380,000	6,706,179
0.12%	04/15/18	[7]	1,195,000	1,232,579
0.50%	04/15/15	[7]	8,455,000	9,304,243
1.25%	04/15/14	[7]	5,725,000	6,380,451
1.62%	01/15/15	[7]	1,130,000	1,431,732
2.00%	01/15/14	[7]	960,000	1,225,716
2.00%	07/15/14	[7]	4,780,000	6,091,260

Total U.S. Treasury Securities
(Cost $47,408,799)				46,516,893

Total Bonds – 97.25%
(Cost $308,304,721)				318,449,993

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.56%
Commercial Paper — 2.01%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[8]	08/07/13	[4]	1,945,000	1,944,577
Macquarie Bank Ltd. (Australia)
0.32%[8]	10/24/13	[3,4]	3,090,000	3,087,184
RBS Holdings USA, Inc.
0.35%[8]	08/20/13		1,535,000	1,534,565

				6,566,326

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 2.00%
BlackRock Liquidity Funds TempFund Portfolio
0.04%[9]			$3,239,000	$3,239,000
Dreyfus Cash Advantage Fund
0.07%[9]			41,000	41,000
DWS Money Market Series Institutional Funds
0.07%[9]			3,265,000	3,265,000

				6,545,000

U.S. Agency Discount Notes — 9.54%
Federal Home Loan Bank
0.08%[8]	07/05/13		4,300,000	4,299,981
0.09%[8]	07/05/13		6,715,000	6,714,970
Freddie Mac
0.06%[8]	08/26/13		11,091,000	11,090,482
0.07%[8]	09/09/13		7,090,000	7,089,589
0.09%[8]	11/08/13		2,060,000	2,059,553

				31,254,575

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.04%[8]	08/22/13	[10]	20,000	19,999

Total Short-Term Investments
(Cost $44,383,841)				44,385,900

Total Investments – 110.81%
(Cost $352,688,562)[1]				362,835,893

Liabilities in Excess of Other
Assets – (10.81)%				(35,396,891)

Net Assets – 100.00%				$327,439,002

Contracts	Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
9	U.S. Treasury Five Year Note, Expiration September 2013	$(1,629)
6	U.S. Treasury Ten Year Note, Expiration September 2013	(1,048)

	Net unrealized (depreciation)	$(2,677)

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report June 2013

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	$–	$ 725	$ 74,888	$ 74,888

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	720	68,084	68,084

	$–	$1,445	$142,972	$142,972

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $ 13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(13,685)	$1,190	$11,543	$(2,142)

	$(13,685)	$1,190	$11,543	$(2,142)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $352,743,152 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$12,637,938
Gross unrealized depreciation	(2,545,197)

Net unrealized appreciation	$10,092,741

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $45,456,677, representing 13.88% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA, Inc., Term Loan B4, 2.95%, 05/01/18	$455,133	$453,638	0.14%

[6]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2013.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of June 30, 2013.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $19,999.
†

Fair valued security. The aggregate value of fair valued securities is $1,082,574, which is 0.33% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 110.25%
ASSET-BACKED SECURITIES — 6.46%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.29%	12/27/44	[2,3]	$14,950,000	$14,933,551
Access Group, Inc., Series 2001, Class 2A1
0.63%	05/25/29	[2]	817,855	739,435
Access Group, Inc., Series 2004-1, Class A2
0.48%	09/26/33	[2]	77,500	76,298
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	41,623,329	38,280,976
Ally Auto Receivables Trust, Series 2012-1, Class A3
0.93%	02/16/16		917,000	919,653
American Money Management Corp., Series 2013-12A, Class D1 (Cayman Islands)
4.03%	05/10/25	[2,3,4]	1,650,000	1,559,250
AMURF, Series 2012, Class B
11.00%	12/17/17	5,†	15,283,931	15,283,895
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.31%	04/15/25	[2,3,4]	475,000	405,401
Arizona Educational Loan Marketing Corp., Series 2004-A, Class A2
0.50%	12/01/23	[2]	58,224	57,135
Arizona Educational Loan Marketing Corp., Series 2004-A, Class B2
0.40%	12/01/38		9,450,000	8,930,420
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.88%	04/17/23	[2,3,4]	11,145,000	11,174,947
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	2,255,000	2,153,299
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	2,669,000	2,381,815
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	5,240,000	4,361,774
Axis Equipment Funding LLC, Series 2012-MI, Class A
16.00%	06/17/17	†	9,897,120	9,945,612
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	43,086,204	37,700,429
Babson CLO Ltd., Series 2005-3A, Class C
0.98%	11/10/19	[2,3]	1,700,000	1,612,353
Babson CLO Ltd., Series 2013-IA, Class C
2.91%	04/20/25	[2,3]	2,300,000	2,188,979
Babson CLO Ltd., Series 2013-IA, Class E
4.61%	04/20/25	[2,3]	1,750,000	1,518,003

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ballyrock Ltd., Series 2005-3A, Class C
1.01%	07/25/17	[2,3]	$5,000,000	$4,912,570
Ballyrock Ltd., Series 2005-3X, Class D
2.13%	07/25/17	[5]	7,260,530	7,044,682
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.56%	01/25/35	[2,3]	4,813,479	4,355,866
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.49%	04/25/35	[2,3]	4,856,238	4,258,668
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.50%	08/25/35	[2,3]	30,385,156	24,813,324
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.42%	12/25/36	[2,3]	265,967	214,198
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.41%	03/25/37	[2,3]	11,161,952	8,850,608
Bayview Commercial Asset Trust, Series 2007-2A, Class A1
0.46%	07/25/37	[2,3]	17,250,079	13,138,677
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.43%	07/25/37	[2,3]	2,766,947	2,163,759
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27	[3]	15,971,111	16,188,074
BlueMountain CLO Ltd., Series, 2012-2A, Class A1 (Cayman Islands)
1.69%	11/20/24	[2,3,4]	50,000,000	49,746,350
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1
0.89%	12/26/35	[2]	26,467	26,271
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.38%	09/26/22	[2]	50,000	49,308
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.47%	02/25/35	[2]	12,790,000	12,627,419
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.07%	02/25/30	[2]	60,000	59,812
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.32%	11/25/33	[2]	16,050,000	16,312,891
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.13%	07/25/29	[2]	4,100,000	4,105,519
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	24,490,000	24,047,689

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Series 2005-1, Class 1A4
0.42%	03/26/29	[2]	$10,000,000	$9,663,900
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	233,333	231,030
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.67%	12/05/24	[2,3,4]	55,000,000	54,906,445
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[2,3]	20,675,536	19,159,695
CIT Education Loan Trust, Series 2007-1, Class B
0.57%	06/25/42	[2,3]	28,650,000	25,024,764
College Loan Corp. Trust, Series 2005-2, Class B
0.77%	01/15/37	[2]	6,305,536	5,208,789
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	20,909,584	21,251,811
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	3,954,375	3,973,507
Doral CLO 1 Ltd., Series 2012-2A, Class B (Cayman Islands)
2.77%	05/26/23	[2,3,4]	11,500,000	10,707,144
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
1.71%	01/15/25	[2,3,4]	24,100,000	24,056,307
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.93%	04/25/35	[2]	80,000	79,571
Educational Funding of the South, Inc., Series 2012-1, Class A
1.24%	03/25/36	[2]	36,552,300	36,801,503
FM Leveraged Capital Fund II, Series 2006-2A, Class C (Cayman Islands)
1.12%	11/15/20	[2,3,4]	4,250,000	4,247,271
FM Leveraged Capital Fund, Series 2006-2X, Class E
4.03%	11/15/20	[5]	4,600,000	4,605,851
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
0.50%	05/25/36	[2]	25,000,000	22,294,095
GE Business Loan Trust, Series 2004-1, Class A
0.48%	05/15/32	[2,3]	25,663,623	24,664,769
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	12,672,901	12,236,794
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	13,476,483	12,692,313

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2005-2A, Class A
0.43%	11/15/33	[2,3]	$30,480,627	$28,567,389
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.49%	04/17/19	[2,3,4]	3,575,000	3,544,762
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.44%	11/17/20	[2,3,4]	32,225,042	31,881,416
Goal Capital Funding Trust, Series 2005-2, Class B
0.80%	11/25/44	[2]	17,430,661	14,497,917
Goal Capital Funding Trust, Series 2006-1, Class A3
0.39%	11/25/26	[2]	50,000	49,226
Goal Capital Funding Trust, Series 2006-1, Class B
0.72%	08/25/42	[2]	5,037,511	4,004,352
Goldentree Loan Opportunities V Ltd., Series 2007-5A, Class C (Cayman Islands)
2.28%	10/18/21	[2,3,4]	650,000	644,750
Great Lakes CLO, Ltd., Series 2012-1A, Class B (Cayman Islands)
3.32%	01/15/23	[2,3,4]	5,000,000	5,005,705
Gulf Stream Compass CLO Ltd., Series 2005-2X, Class D
2.48%	01/24/20	[5]	500,000	468,487
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.12%	12/20/24	[2,3,4]	8,650,000	8,212,094
Katonah V Ltd., Series 5A, Class C (Cayman Islands)
3.27%	05/21/15	[2,3,4]	827,121	819,870
Katonah VII CLO Ltd., Series 7A, Class C (Cayman Islands)
1.02%	11/15/17	[2,3,4]	3,250,000	3,070,775
Latitude CLO Ltd., Series 2005-1X, Class C
2.13%	12/15/17	[5]	5,000,000	4,639,260
LCM LP, Series 14A, Class C (Cayman Islands)
3.03%	07/15/25	2,3,4,†	800,000	762,166
LCM LP, Series 14A, Class D (Cayman Islands)
3.78%	07/15/25	2,3,4,†	725,000	678,895
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR10
3.69%	11/01/42	[2,3]	37,075,000	36,889,625
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.34%	10/25/27	[2]	42,665,000	40,400,000
National Collegiate Student Loan Trust, Series 2006-3, Class A4
0.46%	03/26/29	[2]	6,850,000	5,374,135

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.33%	12/27/27	[2]	$3,845,533	$3,681,034
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.43%	07/25/30	[2]	15,000,000	11,798,046
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.70%	12/26/25	[2]	17,025,000	16,950,431
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.56%	02/25/36	[2,3]	10,125,000	7,087,500
Newstar Trust, Series 2012-2A, Class C
4.56%	01/20/23	[2,3]	5,000,000	4,937,420
North Carolina State Education Authority, Series 2011-1, Class A3
1.18%	10/25/41	[2]	24,000,000	23,453,520
Northstar Education Finance, Inc.
1.03%	01/29/46	[2]	42,825,000	40,668,933
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.69%	11/20/23	[2,3,4]	11,950,000	11,931,286
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.57%	08/25/21	[5]	10,000,000	9,649,880
Pam Capital Funding LP, Series 1998-1A, Class B2 (Cayman Islands)
1.62%	05/01/14	2,3,4,6,†	704,095	200,667
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.23%	10/01/37	[2]	16,950,000	16,880,400
Panthera Aviation, Series 2013-1
10.00%	01/25/22	5,†	19,225,000	19,224,950
Panthera Aviation, Series 2013-2
10.00%	03/20/24	5,†	34,625,000	34,624,915
Panthera Equipment Finance Axis, Series 2013-1
8.00%	02/25/22	†	2,745,329	2,745,322
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15	†	6,739,401	6,806,774
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.70%	11/08/24	[2,3,4]	59,075,000	59,021,537
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.54%	07/27/18	[2,3,4]	16,487,619	15,984,103
Scholar Funding Trust, Series 2012-B, Class A2
1.30%	03/28/46	[2,3]	38,825,000	38,571,779
SLC Student Loan Trust, Series 2008-1, Class A4A
1.87%	12/15/32	[2]	17,375,000	17,926,917

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
0.67%	06/15/33	[2]	$40,400,000	$34,714,427
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3
0.60%	03/15/24	[2]	24,340,000	20,853,624
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4
0.58%	12/15/38	[2]	9,280,000	7,527,908
SLM Private Credit Student Loan Trust, Series 2005-B, Class A3
0.54%	12/15/23	[2]	28,785,000	25,955,535
SLM Student Loan Trust, Series 2003-11, Class A6
0.56%	12/15/25	[2,3]	14,605,000	14,461,842
SLM Student Loan Trust, Series 2004-1, Class A4
0.54%	10/27/25	[2]	2,810,000	2,668,865
SLM Student Loan Trust, Series 2005-5, Class A5
1.03%	10/25/40	[2]	25,000	24,957
SLM Student Loan Trust, Series 2005-A, Class A3
0.47%	06/15/23	[2]	2,500,000	2,291,913
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	42,655,000	36,007,197
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	32,855,000	27,823,881
SLM Student Loan Trust, Series 2006-9, Class A5
0.38%	01/26/26	[2]	8,350,000	8,084,681
SLM Student Loan Trust, Series 2007-1, Class A5
0.37%	01/26/26	[2]	9,550,000	8,964,638
SLM Student Loan Trust, Series 2007-3, Class A4
0.34%	01/25/22	[2]	7,285,000	6,953,331
SLM Student Loan Trust, Series 2008-3, Class A3
1.28%	10/25/21	[2]	40,000	40,800
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[2]	200,000	209,081
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.58%	10/20/23	[2,3,4]	11,500,000	11,467,846
South Carolina Student Loan Corp., Series A2
0.40%	12/01/20	[2]	50,000	49,287
0.40%	12/01/22	[2]	29,000,000	28,026,180
Stone Tower CLO Ltd., Series 2006-5A, Class C1
1.88%	07/16/20	[3]	900,000	809,478

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.70%	07/01/42	[2,3]	$25,050,000	$19,148,095
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.53%	04/16/22	[2,3,4]	1,090,000	1,089,044
Symphony CLO Ltd., Series 2012-9A, Class D (Cayman Islands)
4.53%	04/16/22	[3,4]	1,700,000	1,670,250
TAL Advantage LLC, Series 2006-1, Class NOTE
0.38%	04/20/21	[2,3]	31,658,250	31,173,642
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	3,†	8,330,667	8,437,462
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	11,375,000	11,515,606
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	9,117,292	9,174,649
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.44%	05/15/20	[2,3,4]	2,443,750	2,412,501
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	19,488,000	19,514,348
Textainer Marine Containers Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	04/15/27	[3,4]	13,250,000	13,448,359
Trinity Rail Leasing LP, Series 2006-1A, Class A1
5.90%	05/14/36	[3]	6,721,048	7,421,953
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.37%	11/26/21	[2,3]	23,602,675	23,028,941
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.34%	02/26/19	[2,3]	9,018,125	8,905,304
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	4,123,958	4,143,865
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	17,015,648	17,317,931
Venture X CDO Ltd., Series 2012-10A, Class C (Cayman Islands)
3.53%	07/20/22	[2,3,4]	10,000,000	9,961,380
Vermont Student Assistance Corp., Student Loan Asset Backed Notes, Series 2012-1, Class A
0.89%	07/28/34	[2]	11,811,250	11,707,503

Total Asset-Backed Securities
(Cost $1,589,297,565)				1,607,607,011

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.63%*
Communications — 0.06%
Intelsat Jackson Holdings, Term Loan B-1, 1st Lien (Luxembourg)
4.25%	04/02/18	[4,5]	$15,721,000	$15,774,058

Electric — 0.29%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.72%	10/10/17	[2,5]	77,033,320	53,957,219
Topaz Power Holdings LLC, Term Loan, 1st Lien
5.25%	02/26/20	[2,5]	18,880,125	18,908,445

				72,865,664

Energy — 0.06%
El Dorado, Secured Term Loan, 1st Lien
0.00%	04/03/17	[2,5,6]	14,682,035	14,682,035

Health Care — 0.14%
HCA, Inc., Term Loan B4
2.95%	05/01/18	[2,5]	20,950,678	20,881,855
Valeant Pharmaceuticals, Term Loan
0.00%	05/30/20	[5]	13,600,000	13,571,100

				34,452,955

Services — 0.08%
AABS Ltd., Series 2013-1, Class A (STEP)
4.88%	01/15/38	†	19,844,401	20,041,287

Total Bank Loans
(Cost $156,756,784)				157,815,999

CORPORATES — 17.77%*
Banking — 3.50%
Abbey National Treasury Services PLC/London (United Kingdom)
2.88%	04/25/14	[4]	837,000	847,624
3.88%	11/10/14	[3,4]	23,210,000	23,908,064
Ally Financial, Inc.
2.48%	12/01/14	[2]	9,009,000	9,113,594
Bank of America Corp.
5.62%	07/01/20		36,593,000	40,346,417
5.75%	12/01/17		1,145,000	1,273,775
6.00%	09/01/17		300,000	336,599
7.38%	05/15/14		45,000	47,371
Bank of America N.A. (BKNT)
0.55%	06/15/16	[2]	16,945,000	16,391,254
0.57%	06/15/17	[2]	33,420,000	31,924,121
5.30%	03/15/17		30,625,000	33,243,407
6.00%	06/15/16		1,345,000	1,481,306
6.10%	06/15/17		76,491,000	85,927,381
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	2,279,610

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Barclays Bank PLC (United Kingdom)
5.00%	09/22/16	[4]	$110,000	$121,599
5.20%	07/10/14	[4]	12,079,000	12,603,965
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	3,921,789
Chase Capital III, Series C
0.82%	03/01/27	[2]	4,500,000	3,733,249
Chase Capital VI
0.90%	08/01/28	[2]	17,175,000	14,195,303
CIT Group, Inc.
4.75%	02/15/15	[3]	5,100,000	5,163,750
Commonwealth Bank of Australia (Australia)
1.00%	03/17/14	[2,3,4]	14,785,000	14,796,552
2.12%	03/17/14	[3,4]	28,275,000	28,565,877
Commonwealth Bank of Australia/New York (Australia)
1.95%	03/16/15	[4]	16,600,000	16,921,989
Credit Suisse USA, Inc.
5.12%	08/15/15		15,000	16,205
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	11,790,000	12,273,001
6.00%	02/15/18	[4]	36,896,000	41,485,051
Discover Bank/Greenwood DE (BKNT)
8.70%	11/18/19		3,676,000	4,696,127
First Chicago NBD Institutional Capital I
0.82%	02/01/27	[2]	5,455,000	4,594,676
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	5,095,125
HBOS PLC (United Kingdom)
6.00%	11/01/33	[3,4]	3,500,000	3,045,000
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	63,967,000	68,203,026
HSBC Bank PLC (United Kingdom)
1.08%	01/17/14	[2,3,4]	29,100,000	29,091,997
3.10%	05/24/16	[3,4]	28,270,000	29,876,785
HSBC Holdings PLC (United Kingdom)
5.10%	04/05/21	[4]	23,495,000	25,756,629
JPMorgan Chase & Co.
4.25%	10/15/20		9,525,000	9,930,538
4.62%	05/10/21		51,300,000	54,398,390
6.30%	04/23/19		170,000	197,457
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	[2]	2,500,000	2,449,750
JPMorgan Chase Bank N.A.
0.60%	06/13/16	[2]	14,944,000	14,716,463
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		5,040,000	5,623,385
6.00%	07/05/17		1,678,000	1,892,494

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
6.00%	10/01/17		$47,957,000	$54,679,229
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,348,084
National Australia Bank/New York (MTN) (Australia)
2.75%	03/09/17	[4]	56,825,000	58,380,362
National Capital Trust II
5.49%	12/29/49	[2,3]	2,717,000	2,731,694
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	13,780,000	14,015,938
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	23,240,000	24,124,979
Wachovia Corp.
0.62%	10/28/15	[2]	13,165,000	13,018,987
Westpac Banking Corp. (Australia)
1.01%	03/31/14	[2,3,4]	32,750,000	32,936,348

				870,722,316

Communications — 0.71%
Cablevision Systems Corp.
5.88%	09/15/22		24,630,000	23,891,100
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		17,875,000	19,014,531
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		17,944,000	19,738,400
Cellco Partnership/Verizon Wireless Capital LLC
7.38%	11/15/13		9,000,000	9,216,000
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	30,820,000	32,515,100
8.50%	11/01/19	[4]	9,325,000	10,047,688
Sprint Nextel Corp.
7.00%	03/01/20	[3]	1,630,000	1,764,475
9.00%	11/15/18	[3]	41,220,000	48,124,350
Verizon Communications, Inc.
1.95%	03/28/14		9,746,000	9,844,841
Windstream Corp. (WI)
8.12%	09/01/18		2,730,000	2,904,037

				177,060,522

Consumer Discretionary — 0.06%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.88%	08/15/19		2,826,000	3,094,470

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC (WI)
5.75%	10/15/20		$11,650,000	$11,766,500

				14,860,970

Electric — 1.71%
Alabama Power Capital Trust V
3.38%	10/01/42	[2]	290,000	270,063
Cedar Brakes I LLC
8.50%	02/15/14	[3]	1,042,470	1,071,301
Cleco Power LLC
6.65%	06/15/18		17,887,000	21,426,247
Coso Geothermal Power Holdings
7.00%	07/15/26	[3]	20,031,795	11,117,646
DPL, Inc.
6.50%	10/15/16		14,080,000	14,748,800
7.25%	10/15/21		23,670,000	24,616,800
Duquesne Light Holdings, Inc.
6.25%	08/15/35		42,000	46,201
Dynegy Escrow Holdings
0.00%	01/01/50	6,†	54,205,000	1,084,100
Energy Transfer Partners LP
3.29%	11/01/66	[2,3]	75,433,000	68,266,865
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	20,015,275
FirstEnergy Corp.
4.25%	03/15/23		22,318,000	20,870,607
FirstEnergy Corp., Series C
7.38%	11/15/31		3,045,000	3,219,457
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	193,315	148,853
FPL Energy Wind Funding LLC
6.88%	06/27/17	[3]	510,600	431,457
GenOn Americas Generation LLC
8.50%	10/01/21		11,952,000	12,908,160
9.12%	05/01/31		8,569,000	9,211,675
Kansas City Power & Light Co.
6.38%	03/01/18		4,320,000	4,982,584
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,298,128
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		26,645,089	29,309,598
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		8,836,850	9,853,088
Nevada Power Co.
5.45%	05/15/41		600,000	679,140
Oncor Electric Delivery Co. LLC
5.25%	09/30/40		9,938,000	10,621,458

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
5.30%	06/01/42		$65,865,000	$70,102,688
PNM Resources, Inc.
9.25%	05/15/15		15,387,000	17,464,245
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,648,230
Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,805,690
7.95%	05/15/18		41,187,000	49,616,291
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		917,000	972,560
Texas-New Mexico Power Co.
6.95%	04/01/43	[3]	50,000	65,024
Tucson Electric Power
3.85%	03/15/23		85,000	84,486

				425,956,717

Energy — 1.52%
Arch Coal, Inc.
7.00%	06/15/19		39,074,000	32,822,160
7.25%	06/15/21		2,000,000	1,640,000
Continental Resources, Inc.
4.50%	04/15/23	[3]	6,000,000	5,850,000
El Paso Pipeline Partners
4.10%	11/15/15		46,175,000	49,306,265
5.00%	10/01/21		2,000,000	2,155,818
Newfield Exploration Co.
5.62%	07/01/24		51,020,000	49,967,713
Panhandle Eastern Pipeline Co. LP
8.12%	06/01/19		2,392,000	2,911,693
Petrobras Global Finance BV (Netherlands)
1.89%	05/20/16	[2,4]	18,970,000	18,833,077
4.38%	05/20/23	[4]	20,000,000	18,377,413
Petrobras International Finance Co. - Pifco (Cayman Islands)
5.38%	01/27/21	[4]	18,000,000	18,235,437
5.75%	01/20/20	[4]	8,000,000	8,237,266
6.88%	01/20/40	[4]	150,000	150,089
Plains Exploration & Production Co.
6.50%	11/15/20		11,000,000	11,660,000
6.75%	02/01/22		17,555,000	18,518,343
6.88%	02/15/23		27,775,000	29,760,746
Sabine Pass LNG LP
7.50%	11/30/16		33,822,000	36,612,315
7.50%	11/30/16	[3]	19,273,000	19,947,555
Sinopec Capital 2013 Ltd. (China)
1.25%	04/24/16	[3,4]	5,020,000	4,969,293
Tennessee Gas Pipeline Co.
8.00%	02/01/16		25,955,000	30,195,294

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Tennessee Gas Pipeline Co. LLC
7.62%	04/01/37		$40,000	$52,379
8.38%	06/15/32		5,224,000	7,013,638
TransCanada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,4]	85,000	88,717
Williams Cos., Inc.
7.88%	09/01/21		5,881,000	7,110,382
8.75%	03/15/32		2,589,000	3,292,501

				377,708,094

Finance — 5.75%
Alta Wind Holdings LLC
7.00%	06/30/35	[3]	16,080,768	16,986,400
Astoria Depositor Corp.
8.14%	05/01/21	[3]	47,522,000	47,046,780
Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,675,707
7.25%	02/01/18		20,725,000	24,702,687
Berkshire Hathaway, Inc.
3.00%	02/11/23		75,000	72,139
3.75%	08/15/21		50,000	51,661
4.50%	02/11/43		51,850,000	48,397,107
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	10,320,000	10,378,277
Chase Capital II, Series B
0.77%	02/01/27	[2]	31,185,000	25,007,037
CIT Group, Inc.
4.25%	08/15/17		12,108,000	12,138,270
5.25%	04/01/14	[3]	32,395,000	32,921,419
5.50%	02/15/19	[3]	6,500,000	6,743,750
6.62%	04/01/18	[3]	20,150,000	21,862,750
Citigroup Capital III
7.62%	12/01/36		7,438,000	8,982,114
Citigroup, Inc.
0.55%	11/05/14	[2]	14,309,000	14,213,645
0.82%	08/25/36	[2]	49,749,000	40,263,995
1.98%	05/15/18	[2]	2,128,000	2,192,615
4.59%	12/15/15		4,650,000	4,968,785
5.30%	01/07/16		23,609,000	25,438,698
5.38%	08/09/20		8,425,000	9,330,233
5.50%	10/15/14		72,000	75,752
5.85%	08/02/16		155,000	173,329
6.00%	08/15/17		43,713,000	49,300,396
6.12%	11/21/17		10,055,000	11,439,131
6.12%	05/15/18		2,850,000	3,265,983
6.38%	08/12/14		3,950,000	4,171,378
8.12%	07/15/39		11,309,000	14,983,305
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,678,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Discover Financial Services
3.85%	11/21/22		$11,834,000	$11,134,646
5.20%	04/27/22		4,515,000	4,668,456
Ford Motor Credit Co. LLC
1.70%	05/09/16		9,225,000	9,084,537
3.88%	01/15/15		26,042,000	26,852,635
7.00%	04/15/15		31,214,000	33,842,219
Ford Motor Credit Co. LLC, Series FRN
1.52%	05/09/16	[2]	10,525,000	10,573,865
General Electric Capital Corp.
4.62%	01/07/21		20,325,000	21,749,945
5.62%	05/01/18		295,000	338,038
5.90%	05/13/14		50,000	52,372
General Electric Capital Corp. (MTN)
0.41%	06/20/14	[2]	1,250,000	1,251,664
0.65%	05/05/26	[2]	57,410,000	52,818,647
0.76%	08/15/36	[2]	13,220,000	10,790,878
4.38%	09/16/20		30,715,000	32,421,488
5.38%	10/20/16		3,700,000	4,124,743
5.88%	01/14/38		9,795,000	10,818,293
General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32		35,540,000	42,734,078
General Electric Capital Corp., Series E (MTN)
0.40%	03/20/14	[2]	30,100,000	30,093,619
General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		17,035,000	16,125,075
6.15%	08/07/37		19,383,000	22,005,055
6.88%	01/10/39		40,785,000	50,430,612
Goldman Sachs Group, Inc.
0.72%	03/22/16	[2]	1,325,000	1,313,751
1.27%	02/07/14	[2]	1,624,000	1,628,474
2.38%	01/22/18		18,810,000	18,441,986
3.62%	02/07/16		11,605,000	12,142,581
5.00%	10/01/14		50,000	52,220
5.25%	07/27/21		11,225,000	12,143,760
5.75%	10/01/16		3,600,000	4,002,806
5.95%	01/18/18		7,015,000	7,856,547
6.00%	06/15/20		9,510,000	10,715,333
6.15%	04/01/18		31,176,000	35,166,902
6.75%	10/01/37		500,000	514,165
7.50%	02/15/19		40,077,000	47,740,123
International Lease Finance Corp.
6.50%	09/01/14	[3]	32,080,000	33,363,200
6.75%	09/01/16	[3]	41,450,000	44,828,175
7.12%	09/01/18	[3]	3,955,000	4,387,578

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase & Co.
4.35%	08/15/21		$12,540,000	$12,999,646
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	5,763,000	4,647,900
JPMorgan Chase Capital XXI, Series U
1.22%	02/02/37	[2]	44,175,000	33,131,795
JPMorgan Chase Capital XXIII
1.28%	05/15/47	[2]	53,101,000	40,315,314
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21	[3,4]	800,000	847,774
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	9,175,000	9,678,845
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	5,800,000	6,431,040
8.95%	05/18/17	[2]	5,990,000	6,693,825
9.57%	06/06/17	[2]	12,113,000	13,824,567
Morgan Stanley
0.76%	10/15/15	[2]	5,730,000	5,621,657
3.80%	04/29/16		9,140,000	9,479,497
4.20%	11/20/14		8,625,000	8,925,392
5.50%	07/24/20		32,400,000	34,942,298
6.00%	05/13/14		19,985,000	20,797,290
7.30%	05/13/19		205,000	238,420
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	20,365,000	19,706,231
5.62%	09/23/19		600,000	641,536
5.75%	10/18/16		8,550,000	9,434,412
5.95%	12/28/17		125,000	138,830
6.25%	08/28/17		12,950,000	14,464,525
6.62%	04/01/18		7,930,000	8,997,568
Morgan Stanley, Series G (MTN)
0.58%	01/09/14	[2]	2,970,000	2,962,436
5.45%	01/09/17		100,000	108,029
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	26,750,000	31,081,804
Prudential Holdings LLC
8.70%	12/18/23	[3]	22,375,000	27,794,413
Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,524,179
Reckson Operating Partnership LP
5.00%	08/15/18		14,845,000	15,950,624
Woodbourne Capital Trust I
2.70%	04/29/49	[2,3,6]	900,000	499,500
Woodbourne Capital Trust II
2.70%	04/08/49	[2,3,6]	925,000	513,375
Woodbourne Capital Trust III
2.69%	04/08/49	[2,3,6]	1,525,000	846,375

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	$9,561,000	$10,301,978

				1,432,211,634

Health Care — 0.68%
CHS/Community Health Systems, Inc.
5.12%	08/15/18		3,725,000	3,790,187
8.00%	11/15/19		14,425,000	15,434,750
HCA, Inc.
7.25%	09/15/20		88,757,000	95,524,721
HCA, Inc. (WI)
7.88%	02/15/20		13,170,000	14,215,369
8.50%	04/15/19		9,343,000	10,049,564
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		40,000	38,389
Tenet Healthcare Corp.
4.50%	04/01/21	[3]	7,100,000	6,656,250
VPI Escrow Corp.
6.38%	10/15/20	[3]	22,905,000	22,618,688
WellPoint, Inc.
6.00%	02/15/14		100,000	103,275

				168,431,193

Industrials — 0.22%
General Electric Co.
5.25%	12/06/17		17,228,000	19,472,360
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	10,000,000	9,453,360
Sydney Airport Finance Co., Pty Ltd. (Australia)
5.12%	02/22/21	[3,4]	23,825,000	25,007,435

				53,933,155

Insurance — 0.94%
Farmers Exchange Capital
7.05%	07/15/28	[3]	19,252,000	23,124,540
7.20%	07/15/48	[3]	18,265,000	21,563,493
Farmers Insurance Exchange
8.62%	05/01/24	[3]	18,595,000	24,167,184
MetLife, Inc.
2.38%	02/06/14		10,775,000	10,894,581
Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	39,800,000	38,800,431
1.88%	06/22/18	[3]	23,650,000	23,117,196
3.88%	04/11/22	[3]	18,675,000	18,954,583
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	12,949,000	13,264,632
6.60%	04/15/34	[3]	19,568,000	20,106,120

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Pricoa Global Funding I
1.60%	05/29/18	[3]	$24,825,000	$24,055,701
5.45%	06/11/14	[3]	15,130,000	15,815,782

				233,864,243

Materials — 0.15%
ArcelorMittal (Luxembourg)
5.75%	08/05/20	[4]	140,000	138,950
7.25%	03/01/41	[4]	2,000,000	1,890,000
Barrick Gold Corp.
4.10%	05/01/23	[3]	15,015,000	12,674,702
Barrick NA Finance, LLC
5.75%	05/01/43	[3]	21,990,000	19,269,196
Barrick North America Finance, LLC
4.40%	05/30/21		5,000,000	4,526,745
Southern Copper Corp.
6.38%	07/27/15		100,000	108,258

				38,607,851

Real Estate Investment Trust (REIT) — 1.82%
BRE Properties, Inc.
5.50%	03/15/17		100,000	110,283
Camden Property Trust
4.62%	06/15/21		600,000	634,776
Duke Realty LP
5.40%	08/15/14		1,400,000	1,456,592
ERP Operating LP
5.12%	03/15/16		70,000	76,885
5.75%	06/15/17		100,000	113,209
First Industrial LP (MTN)
7.50%	12/01/17		80,000	89,800
HCP, Inc.
2.62%	02/01/20		47,295,000	44,389,271
3.75%	02/01/19		10,509,000	10,795,981
5.38%	02/01/21		20,035,000	21,717,636
5.62%	05/01/17		1,508,000	1,677,964
6.00%	01/30/17		16,320,000	18,322,350
6.75%	02/01/41		150,000	176,920
7.07%	06/08/15		125,000	138,236
HCP, Inc. (MTN)
6.30%	09/15/16		27,844,000	31,648,493
Health Care REIT, Inc.
4.12%	04/01/19		19,500,000	20,416,992
4.70%	09/15/17		28,088,000	30,550,700
4.95%	01/15/21		12,185,000	12,838,098
5.25%	01/15/22		26,870,000	28,785,745
6.12%	04/15/20		10,505,000	11,950,520
6.50%	03/15/41		13,430,000	15,093,158

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Healthcare Realty Trust, Inc.
5.75%	01/15/21		$21,375,000	$23,372,562
6.50%	01/17/17		380,000	425,179
Highwoods Realty LP
7.50%	04/15/18		6,810,000	8,017,209
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		100,000	101,096
Nationwide Health Properties, Inc.
6.00%	05/20/15		22,580,000	24,639,093
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	23,606,780
PPF Funding, Inc.
5.50%	01/15/14	[3]	195,000	198,371
Simon Property Group LP
6.12%	05/30/18		1,290,000	1,517,249
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		36,116,000	43,101,946
UDR, Inc. (MTN)
4.25%	06/01/18		5,500,000	5,828,491
5.25%	01/15/15		200,000	211,115
UDR, Inc., Series E (MTN)
5.13%	01/15/14		7,075,000	7,225,843
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		60,000	58,142
4.75%	06/01/21		10,925,000	11,460,093
WEA Finance LLC
4.62%	05/10/21	[3]	3,000,000	3,170,049
7.12%	04/15/18	[3]	38,063,000	45,218,311
WEA Finance LLC/WT Finance Aust Pty Ltd.
6.75%	09/02/19	[3]	30,000	35,476
7.50%	06/02/14	[3]	1,000,000	1,062,468
Weingarten Realty Investors (MTN)
4.99%	09/03/13		18,000	18,111
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.12%	11/15/14	[3,4]	2,170,000	2,308,036

				452,559,229

Transportation — 0.71%
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25	[3]	23,800,000	22,714,125
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21		4,440,953	4,718,513
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC
6.24%	03/15/20		107,351	117,818

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		$2,552,929	$2,724,454
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		10,107,201	11,092,653
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		76,621	83,325
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		4,289,734	4,761,605
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,334,738	2,474,822
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		6,959,853	8,143,027
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		43,663,939	47,812,013
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.72%	11/15/16	[2]	13,575,000	12,268,406
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		2,881,809	3,184,399
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		49,305	56,701
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		15,256,032	17,430,017
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		19,921,461	21,266,160
US Airways Pass-Through Trust, Series 2011-1, Class A
7.12%	10/22/23		5,326,535	5,935,757
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		11,978,380	12,659,650

				177,443,445

Total Corporates
(Cost $4,224,245,143)				4,423,359,369

FOREIGN GOVERNMENT OBLIGATIONS — 0.32%
Foreign Government Obligations — 0.32%
Kommunalbanken AS (Norway)
1.12%	05/23/18	[3,4]	81,650,000	79,323,120

Total Foreign Government Obligations
(Cost $81,448,488)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 53.87%**
Commercial Mortgage-Backed — 4.12%
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A
5.03%	12/20/41	[2,3]	$14,383,132	$14,869,290
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5
5.74%	06/10/39	[2]	77,479	79,988
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	1,000,000	1,058,987
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[2]	6,800,000	6,881,229
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.36%	09/10/47	[2]	105,251,000	113,359,969
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.51%	11/25/35	[2,3]	32,211	25,625
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.44%	10/25/36	[2,3]	5,782,032	4,383,643
Bayview Commercial Asset Trust 2004-2 A
0.62%	08/25/34	[2,3]	878,694	811,137
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR5, Class A5
4.98%	07/11/42	[2]	55,510,000	57,609,194
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A
5.30%	10/12/42	[2]	75,225,000	81,305,873
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[2]	21,441,490	23,546,980
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	47,895,000	51,160,337
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	1,367,142	1,470,895
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	29,480,000	31,818,693
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		48,755,000	51,610,678
GE Business Loan Trust, Series 2003-2A, Class A
0.56%	11/15/31	[2,3]	29,528	28,505
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X
1.26%	05/15/35	[2,6]	11,046,883	336,030

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	$18,861,377	$19,218,404
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	107,315,000	109,494,997
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		2,920,000	3,115,726
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	5,495,000	5,591,794
Lehman Brothers Small Balance Commercial, Series 2007-1A, Class 2A3
5.62%	03/25/37	[2,3]	15,000,000	13,089,669
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	534,468	579,085
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB
4.67%	06/12/43	[2]	27,939	27,868
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49	[2]	16,693,751	17,318,673
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class A2A
4.88%	08/13/42		62,573	62,768
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		16,551,000	17,388,894
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A
5.23%	09/15/42	[2]	53,813	57,412
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		41,100,000	43,719,488
Morgan Stanley Capital I, Series 2006-IQ12, Class A4
5.33%	12/15/43		85,000	94,072
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	35,975,000	38,938,171
Morgan Stanley Capital I, Series 2006-T23, Class A2
5.75%	08/12/41	[2]	3,522	3,531
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	44,680,000	49,883,321
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		13,563,000	14,200,881

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	$18,182,568	$18,237,116
Spirit Master Funding LLC, Series 2006-1A, Class A
5.76%	03/20/24	[3]	8,432,046	8,432,046
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4
4.85%	10/15/41	[2]	4,320,113	4,514,920
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	37,720,000	40,342,992
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	49,528,711
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		62,612,000	63,408,550
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		68,158,000	67,053,840

				1,024,659,982

Non-Agency Mortgage-Backed — 17.20%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.50%	06/25/32		69,156	66,357
Accredited Mortgage Loan Trust, Series 2005-4, Class A2C
0.40%	12/25/35	[2]	3,319	3,317
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.41%	02/25/37	[2]	46,125,000	27,538,000
ACE Securities Corp., Series 2006-HE3, Class A2C
0.34%	06/25/36	[2]	4,917,899	2,948,636
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.73%	01/25/36	[2]	589,663	490,637
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.42%	09/25/35	[2]	5,569,221	5,370,973
Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A3
0.46%	12/25/35	[2]	9,339,134	9,179,911
American Home Mortgage Assets, Series 2007-1, Class A1
0.87%	02/25/47	[2]	109,522,774	63,456,433
American Home Mortgage Assets, Series 2007-2, Class A1
0.32%	03/25/47	[2]	1,065,607	784,269

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Assets, Series 2007-4, Class A2
0.38%	08/25/37	[2]	$11,033,961	$9,669,104
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
0.39%	03/25/46	[2]	3,088,146	2,255,163
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.38%	05/25/47	[2]	102,502,768	71,937,160
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2
0.39%	08/25/35	[2]	25,512	24,937
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		124,082	128,193
Argent Securities, Inc., Asset-Backed Pass-Through, Series 2005-W2, Class A2B1
0.39%	10/25/35	[2]	37,216	36,067
Argent Securities, Inc., Series 2005-W4, Class A2C
0.49%	02/25/36	[2]	2,006,720	1,987,169
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.35%	11/25/36	[2]	15,148,617	7,120,183
Asset Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.19%	06/25/37	[2]	41,281,042	25,886,726
Asset Backed Securities Corp Home Equity, Series 2005-HE6, Class M2
0.70%	07/25/35	[2]	60,000	59,408
Asset Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.42%	11/25/36	[2]	18,411,000	8,525,554
Banc of America Alternative Loan Trust, Series 2003-2, Class CB4
5.50%	04/25/33		2,234,102	2,409,023
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		43,168	45,645
Banc of America Funding Corp., Series 2006-E, Class 2A1
2.85%	06/20/36	[2]	282,200	218,074
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.36%	07/20/36	[2]	39,449,962	38,091,266
Banc of America Funding Corp., Series 2006-H, Class 3A1
5.86%	09/20/46	[2]	5,366,408	4,207,084
Banc of America Mortgage Securities Trust, Series 2003-1, Class ASS 3A1
3.15%	10/25/33	[2]	3,084,424	3,093,039

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
3.00%	07/25/34	[2]	$173,023	$172,334
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
2.94%	04/25/35	[2]	1,896,803	1,667,315
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 2A6
3.00%	06/25/35	[2]	25,296	24,988
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		1,917,479	1,758,243
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,6]	8,000	560
Bayview Financial Acquisition Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[2]	721,485	720,145
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.87%	05/27/37	[2,3]	18,458,249	18,539,253
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.37%	03/25/37	[2]	1,646,064	1,309,536
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		745,905	659,309
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.89%	06/27/36	[2,3]	11,772,917	11,832,659
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.92%	11/21/35	[2,3]	22,598,108	20,760,993
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.62%	11/27/37	[2,3]	14,400,288	13,941,502
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.89%	03/26/36	[2,3]	21,018,227	20,619,963
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.75%	03/26/37	[2,3]	1,592,179	1,524,949
BCAP LLC Trust, Series 2011-RR5, Class 2A3
2.87%	06/26/37	[2,3]	8,880,133	8,865,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-4, Class 3A1
3.43%	07/25/33	[2]	84,885	83,959
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A2
2.92%	04/25/34	[2]	30,330	29,891

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 14A1
5.14%	01/25/35	[2]	$12,178,007	$12,052,037
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1
2.77%	10/25/36	[2]	1,826,437	1,458,250
Bear Stearns Alt-A Trust, Series 2006-3, Class 1A1
0.57%	05/25/36	[2]	3,638,792	2,191,526
Bear Stearns Alt-A Trust, Series 2006-4, Class 32A1
2.83%	07/25/36	[2]	4,761,726	3,121,340
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		93,871	102,033
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		2,000,606	2,067,713
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		1,803,681	1,880,383
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 2A3
0.44%	08/25/20	[2]	5,530,020	4,168,875
Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A3
0.59%	08/25/43	[2]	33,663	32,930
Bear Stearns Asset Backed Securities Trust, Series 2005-TC2, Class A3
0.56%	08/25/35	[2]	11,455,659	11,287,106
Bear Stearns Asset Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		3,972,229	3,552,819
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.37%	10/25/36	[2]	3,616,288	2,322,109
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A1
0.40%	06/25/37	[2]	374,859	282,492
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)[7]
1.47%	05/31/17	2,3,4,6,8,†	13,760	138
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)[7]
7.54%	05/31/17	3,4,6,8,†	2,500	25
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,6,†	6,000	60
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.80%	12/15/30	[2]	23,077,909	25,428,523

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.47%	01/25/35	[2,3]	$1,792,825	$1,601,725
Centex Home Equity, Series 2006-A, Class AV3
0.35%	06/25/36	[2]	33,922,205	33,392,374
Centex Home Equity, Series 2006-A, Class AV4
0.44%	06/25/36	[2]	200,000	176,165
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
3.04%	09/25/36	[2]	2,110,767	1,688,366
Chase Mortgage Finance Corp., Series 2006-S3, Class 2A1
5.50%	11/25/21		4,243,517	4,063,098
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
3.03%	07/25/37	[2]	9,437,798	9,405,492
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		10,418,962	10,260,808
Chaseflex Trust, Series 2006-2, Class A2B
0.39%	09/25/36	[2]	2,788,912	1,947,549
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2
1.44%	10/25/37	[2,3]	14,662,488	14,402,299
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		703,000	702,350
Citicorp Residential Mortgage Securities 2006-2 A5 (STEP)
6.04%	09/25/36		525,000	506,267
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		650,000	591,380
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.05%	02/25/34	[2]	411,306	397,382
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.77%	05/25/34	[2,3]	10,380,171	10,848,556
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.55%	10/25/35	[2]	1,563,488	1,098,414
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.45%	11/25/35	[2]	413,701	280,816
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.35%	09/25/36	[2]	6,340,680	3,207,585
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.34%	08/25/36	[2]	11,797,697	11,102,977

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.39%	01/25/37	[2]	$173,000	$139,216
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.37%	03/25/37	[2]	40,607,000	36,915,702
Citigroup Mortgage Loan Trust, Inc., Series 2009-2, Class 4A2
5.50%	03/25/36	[3]	3,534,925	3,569,374
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.65%	02/25/35	[2,3]	505,787	522,322
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.57%	11/25/35	[2,3]	528,320	546,700
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.28%	11/25/36	[2,3]	3,935,850	4,006,762
Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A
5.53%	06/25/36	[2]	19,486,042	17,760,395
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A4A
5.50%	03/25/37	[2]	1,405,422	861,316
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		2,522	2,900
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		8,467,654	9,053,518
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		1,606,935	1,607,275
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	40,831	41,014
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		77,804	80,469
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	458,193	506,045
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	17,189,715	18,543,585
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	138,384	142,905
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	7,543,838	7,897,105
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		9,956,499	10,723,155

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	$9,150,000	$9,099,095
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		24,088	25,384
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.27%	08/25/35	[2]	9,507	6,173
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.98%	02/25/36	[2]	197,234	142,875
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.69%	06/25/36	[2]	2,542,080	1,696,194
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.90%	02/25/37	[2]	5,290,326	4,427,373
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.36%	06/25/36	[2]	2,755,489	2,098,692
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.39%	03/25/37	[2]	1,278,073	602,651
Countrywide Asset Backed Certificates, Series 2005-11, Class AF4
5.21%	02/25/36	[2]	7,000,000	5,975,466
Countrywide Asset Backed Certificates, Series 2005-12, Class 2A5
5.24%	02/25/36	[2]	9,064,964	9,361,116
Countrywide Asset Backed Certificates, Series 2005-13, Class AF4
5.21%	04/25/36	[2]	275,000	191,275
Countrywide Asset Backed Certificates, Series 2005-2, Class M2
0.63%	08/25/35	[2]	14,000,000	13,648,205
Countrywide Asset Backed Certificates, Series 2005-4, Class MV1
0.65%	10/25/35	[2]	161,331	161,135
Countrywide Asset Backed Certificates, Series 2005-7, Class MV1
0.70%	11/25/35	[2]	5,818,121	5,783,488
Countrywide Asset Backed Certificates, Series 2007-13, Class 2A2
0.99%	10/25/47	[2]	25,654,440	21,568,663
Countrywide Asset Backed Certificates, Series 2007-4, Class A1A
0.31%	09/25/37	[2]	167,645	167,234
Countrywide Asset-Backed Certificates, Series 2005-BC2, Class M2
0.87%	05/25/35	[2]	23,275	23,026

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.11%	06/19/31	[2]	$47,250	$46,735
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-38, Class A3
5.00%	02/25/18		2,710,149	2,727,376
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		339,074	352,116
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	5,189,994	5,244,497
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
0.52%	02/25/35	[2]	293,573	252,074
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.49%	02/25/35	[2]	7,000,336	4,751,847
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.53%	06/20/34	[2]	153,028	151,061
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.63%	09/20/34	[2]	4,486,477	4,214,709
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.99%	11/20/34	[2]	4,437,183	4,111,181
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.18%	04/25/35	[2]	2,067,785	1,701,855
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.79%	01/25/36	[2]	643,901	489,467
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.48%	02/25/35	[2]	236,183	168,338
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.49%	05/25/35	[2]	9,350,865	7,927,738
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.16%	09/25/47	[2]	2,915,845	2,368,165

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.14%	03/25/37	[2]	$2,466,291	$1,661,387
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		13,512	13,623
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.57%	08/25/33	[2]	44,801	44,377
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		81,743	87,758
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 2A1
0.89%	03/25/36	[2]	8,526,429	5,982,151
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		8,256,873	7,851,164
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 1A11
7.00%	08/25/37		4,110,835	2,403,774
Credit Suisse Mortgage Capital Certificates, Series 2010-17R, Class 1A1
2.58%	06/26/36	[2,3]	2,511,036	2,611,130
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		34,496	34,228
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.23%	03/25/33	[2]	7,648,781	7,070,832
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.21%	11/25/33	[2]	61,653	56,628
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.93%	01/25/36		11,728,106	7,322,185
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.34%	07/25/36	[2]	34,631,186	27,790,488
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.30%	10/25/36	[2]	15,128,894	14,329,430
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
4.65%	01/25/37		9,799,387	4,681,790

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
4.65%	01/25/37		$18,322,053	$8,767,670
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.15%	02/25/37		62,195,000	48,147,389
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
5.18%	02/25/37		42,536,000	32,919,057
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
5.18%	02/25/37		8,425,934	6,697,893
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.36%	04/25/37	[2]	33,711,201	19,142,440
CSAB Mortgage Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,745,950
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	82,460,864	82,622,818
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	93,009,492	92,977,850
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.38%	08/25/36	[2]	3,133,782	2,056,613
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.32%	12/25/36	[2]	3,749,239	2,178,836
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		29,621	28,975
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		1,126,127	816,724
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A6
0.38%	02/25/37	[2]	2,110,300	1,382,165
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A2
0.37%	01/25/47	[2]	1,689,517	914,973
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.02%	02/25/36	[2]	2,603,992	1,883,613
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2
5.22%	06/26/35	[2,3]	351,311	351,744

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.43%	07/19/45	[2]	$535,998	$463,400
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.33%	04/19/48	[2]	13,992,463	10,350,635
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.55%	01/19/45	[2]	5,961,154	4,811,270
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.44%	03/19/45	[2]	1,121,335	955,197
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
0.61%	04/25/35	[2]	17,226,829	17,188,499
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		97,431	90,546
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[2]	17,073	15,839
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		172,623	166,395
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH2, Class M1
0.91%	04/25/35	[2,3]	1,963,683	1,932,576
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11, Class 2A3
0.34%	08/25/36	[2]	31,241,402	24,083,213
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2B
0.30%	12/25/37	[2]	20,671,354	11,711,345
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2C
0.35%	12/25/37	[2]	60,149,029	34,319,442
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2D
0.40%	12/25/37	[2]	43,594,318	25,088,574
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2C
0.33%	01/25/38	[2]	109,077,054	64,397,751
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2B
0.29%	03/25/37	[2]	59,199,537	32,379,950
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2C
0.34%	03/25/37	[2]	25,987,864	14,158,500
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2D
0.41%	03/25/37	[2]	48,388,714	26,632,205

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust, Series 2006-FF1, Class A4
0.30%	11/25/36	[2]	$15,927,283	$15,823,429
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.35%	10/25/36	[2]	7,358,998	4,800,579
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.31%	09/25/34	[2]	183,060	180,607
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1
2.35%	10/25/34	[2]	6,509,226	6,385,785
First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A7
6.00%	02/25/37		30,014	25,865
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.63%	10/25/34	[2]	3,843,580	3,674,030
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1
2.44%	11/25/37	[2]	849,171	716,183
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.56%	02/25/34	[2]	2,285,034	2,235,041
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.68%	12/25/34	[2]	1,522,958	1,465,362
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.58%	01/25/37	[2]	454,290	383,669
FNBA Mortgage Pass-Through Certificates, Series 2004-AR1, Class A2
0.59%	08/19/34	[2]	43,553	39,479
Fremont Home Loan Trust, Series 2005-C, Class M1
0.67%	07/25/35	[2]	10,343,512	10,336,674
GE Business Loan Trust, Series 2004-2X, Class B
0.67%	12/15/32		1,621,612	1,475,667
GE Business Loan Trust, Series 2007-1A, Class A
0.36%	04/16/35	[2,3]	33,548,308	31,148,111
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.63%	06/25/30	[2]	92,839	77,665
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.37%	12/19/33	[2]	15,657,207	15,840,749
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.44%	06/25/34	[2]	15,578	14,563

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.61%	11/19/35	[2]	$2,638,581	$2,432,744
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
3.65%	05/19/36	[2]	3,659,683	2,712,363
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	37,766,056	42,404,671
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.43%	08/25/45	[2]	3,519,841	2,803,225
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.37%	01/25/47	[2]	23,418,765	20,578,326
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.35%	02/25/37	[2]	9,050,135	5,861,770
GS Mortgage Securities Corp., Series 2009-1R, Class 2A1
2.67%	11/25/35	[2,3]	104,066	105,857
GSAA Home Equity Trust, Series 2005-9, Class 2A3
0.56%	08/25/35	[2]	10,357,299	9,506,163
GSAA Trust, Series 2007-10, Class A2A
6.50%	11/25/37		2,778,371	2,004,813
GSAMP Trust, Series 2005-AHL2, Class A2D
0.54%	12/25/35	[2]	25,693,000	13,661,433
GSAMP Trust, Series 2005-HE5, Class M1
0.61%	11/25/35	[2]	17,000,000	15,694,808
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.82%	08/25/34	[2]	17,049	16,868
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.77%	08/25/34	[2]	1,469,000	1,383,135
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.92%	10/25/35	[2]	2,960,761	2,553,553
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4
2.92%	10/25/35	[2]	8,417,481	8,322,805
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.38%	08/25/46	[2]	13,033,089	12,153,896
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.78%	05/25/47	[2]	7,707,309	6,424,686
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.70%	04/19/34	[2]	28,302	27,356

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
0.53%	01/19/35	[2]	$901,070	$723,459
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.86%	07/19/35	[2]	942,231	903,380
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.38%	07/21/36	[2]	479,597	366,652
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.19%	11/25/47	[2]	1,578,172	1,376,748
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.25%	05/25/37	[2]	2,397	2,371
Home Equity Asset Trust, Series 2007-2, Class 2A1
0.30%	07/25/37	[2]	7,686	7,651
Home Equity Loan Trust, Series 2005-2, Class M1
0.65%	01/20/35	[2]	324,497	320,671
Home Equity Loan Trust, Series 2005-3, Class M1
0.61%	01/20/35	[2]	376,903	371,002
Home Equity Loan Trust, Series 2006-1, Class A1
0.35%	01/20/36	[2]	23,830,972	23,204,789
Home Equity Loan Trust, Series 2006-2, Class A1
0.34%	03/20/36	[2]	31,377,997	31,111,504
Home Equity Loan Trust, Series 2006-4, Class A3V
0.34%	03/20/36	[2]	40,932	40,167
Home Equity Loan Trust, Series 2007-1, Class AM
0.43%	03/20/36	[2]	2,574,517	2,526,950
Home Equity Loan Trust, Series 2007-3, Class A4
1.69%	11/20/36	[2]	13,120,000	12,616,743
Home Equity Loan Trust, Series 2007-3, Class APT
1.39%	11/20/36	[2]	42,868,386	42,812,700
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
0.76%	10/25/34	[2]	7,335,909	7,200,870
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.38%	12/25/35	[2]	22,562,364	21,923,059
Impac CMB Trust, Series 2005-1, Class 1A1
0.71%	04/25/35	[2]	10,386,980	9,966,530
Impac Secured Assets Corp., CMN Owners Trust, Series 2004-3, Class 1
0.99%	11/25/34	[2]	1,525,344	1,398,928

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.06%	03/25/37	[2]	$2,495,678	$2,139,359
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.21%	11/25/37	[2]	7,884,332	7,001,468
Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.53%	08/25/34	[2]	3,001,417	2,679,437
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
0.99%	08/25/34	[2]	43,564	36,174
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.84%	10/25/34	[2]	367,274	361,304
Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.05%	09/25/34	[2]	139,294	108,862
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
0.99%	11/25/34	[2]	103,014	88,350
Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.64%	03/25/35	[2]	2,909,203	2,848,878
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.70%	09/25/35	[2]	1,189,436	1,045,560
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.50%	10/25/36	[2]	323,715	249,767
Indymac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
5.09%	12/25/35	[2]	10,947,469	9,263,562
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.56%	01/25/36	[2]	4,525,875	3,736,811
Indymac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.43%	04/25/35	[2]	1,396,784	1,222,042
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A4A
0.36%	11/25/46	[2]	23,231,922	19,738,410
Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.96%	08/25/36	[2]	31,556,127	21,186,073
Indymac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.31%	08/25/36	[2]	413,475	266,192
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.40%	05/25/46	[2]	2,122,540	1,689,190

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
2.98%	05/25/36	[2]	$8,581,627	$6,029,048
Indymac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.42%	07/25/46	[2]	46,312,287	31,451,786
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.48%	06/25/37	[2]	8,774,517	5,680,605
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.79%	05/25/37	[2]	440,049	308,248
Indymac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
5.01%	04/25/37	[2]	721,328	558,585
Indymac INDX Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.48%	08/25/35	[2]	230,141	187,199
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		329,327	326,905
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.36%	05/25/36	[2]	6,921,394	6,159,244
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.81%	05/25/36	[2]	2,055,004	1,436,503
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
5.25%	05/25/36	[2]	21,179,925	15,582,621
JPMorgan Alternative Loan Trust, Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36		38,700,000	29,186,007
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A2
0.29%	06/25/37	[2]	780,651	780,006
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		6,930,124	4,336,622
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A5
0.46%	03/25/36	[2]	25,190,000	14,949,179
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.40%	03/25/37	[2]	1,310,000	1,005,496
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.29%	03/25/47	[2]	384,478	260,479
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
4.93%	03/25/47		9,480,000	7,047,110

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
4.93%	03/25/47		$10,000,000	$7,431,510
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
4.93%	03/25/47		5,000,000	3,100,482
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.47%	03/25/47	[2]	90,000	46,660
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
4.49%	11/25/33	[2]	607,828	581,274
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
3.01%	09/25/34	[2]	2,998,261	3,024,060
JPMorgan Mortgage Trust, Series 2005-A3, Class 3A3
2.38%	06/25/35	[2]	2,692	2,690
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.75%	06/25/35	[2]	274,085	246,827
JPMorgan Mortgage Trust, Series 2005-A5, Class 3A2
2.59%	08/25/35	[2]	12,454	12,395
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
5.29%	08/25/35	[2]	683,212	678,930
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		12,588,070	13,389,143
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
2.90%	11/25/33	[2]	33,439	33,639
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.85%	05/25/36	[2]	3,319,402	2,621,041
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
2.80%	05/25/36	[2]	2,601,467	2,180,111
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
2.86%	06/25/36	[2]	2,165,255	1,717,434
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
2.86%	06/25/36	[2]	6,980,091	5,620,308
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
2.94%	08/25/36	[2]	1,565,429	1,280,652
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.00%	07/25/35	[2]	8,444,917	8,501,464

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
5.29%	05/25/37	[2]	$10,624,324	$8,917,314
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.18%	05/25/37	[2]	35,918	31,420
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
5.51%	06/25/37	[2]	1,909,057	1,606,963
JPMorgan Resecuritization Trust, Series 2010-1, Class 1A1
6.00%	02/26/37	[3]	5,816,248	6,020,055
JPMorgan Resecuritization Trust, Series 2010-4, Class 1A1
2.61%	07/26/36	[2,3]	840,362	844,201
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		38,605	41,344
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	11,182,443	12,301,756
Lehman XS Trust, Series 2005-2, Class 1A1
0.47%	08/25/35	[2]	618,646	588,155
Lehman XS Trust, Series 2005-5N, Class 1A1
0.49%	11/25/35	[2]	3,971,566	3,314,669
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.49%	11/25/35	[2]	27,124,352	22,253,740
Lehman XS Trust, Series 2006-10N, Class 1A3A
0.40%	07/25/46	[2]	21,153,025	15,695,354
Lehman XS Trust, Series 2006-13, Class 1A2
0.36%	09/25/36	[2]	51,858,859	40,087,287
Lehman XS Trust, Series 2006-14N, Class 3A2
0.31%	08/25/36	[2]	275,383	184,503
Lehman XS Trust, Series 2006-16N, Class A4A
0.38%	11/25/46	[2]	695,961	523,722
Lehman XS Trust, Series 2006-18N, Class A2A
0.34%	12/25/36	[2]	15,145,849	12,499,778
Lehman XS Trust, Series 2006-19, Class A2
0.36%	12/25/36	[2]	36,752,738	27,722,554
Lehman XS Trust, Series 2006-9, Class A1B
0.35%	05/25/46	[2]	66,781,272	51,286,848

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50%	07/25/37		$1,671,075	$1,048,116
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.09%	10/25/34	[2]	75,000	69,218
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
4.85%	01/25/34	[2]	264,037	264,043
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.63%	11/21/34	[2]	26,135,538	26,777,113
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.94%	10/25/34	[2]	2,672,296	2,646,564
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.64%	06/25/34	[2]	927	845
MASTR Alternative Loans Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		6,360,380	6,634,008
MASTR Asset Backed Securities Trust, Series 2006-HE4, Class A3
0.34%	11/25/36	[2]	22,663,964	10,078,631
MASTR Asset Backed Securities Trust, Series 2006-HE4, Class A4
0.40%	11/25/36	[2]	6,295,546	2,834,868
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A3
0.40%	05/25/37	[2]	26,441,000	15,975,150
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		40,784	42,117
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		2,888,374	3,077,805
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		3,686,472	3,824,468
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.80%	10/25/32	[2]	47,966	47,393
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
0.89%	11/15/31	[2]	5,120,830	5,012,166
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.44%	04/25/37	[2]	44,827,849	24,478,695
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.36%	05/25/37	[2]	17,113,486	10,503,916

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.43%	05/25/37	[2]	$63,388,973	$38,270,421
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.51%	05/25/37	[2]	29,010,529	18,192,082
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.37%	06/25/37	[2]	23,372,500	13,515,522
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.44%	06/25/37	[2]	34,732,000	20,292,188
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.35%	07/25/37	[2]	40,061,215	21,606,716
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A2
1.19%	10/25/37	[2]	22,175,347	17,240,191
Merrill Lynch First Franklin Mortgage, Series 2007-1, Class A2B
0.36%	04/25/37	[2]	18,691,638	10,091,868
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
2.58%	08/25/36	[2]	2,313,726	1,988,942
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.50%	08/25/34	[2]	6,981,972	7,163,925
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.40%	02/25/36	[2]	33,334	28,626
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.20%	03/25/37		39,261,360	16,164,185
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
5.90%	03/25/37		29,630,724	12,274,842
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		418,565	447,834
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		615,635	696,491
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		27,202,392	30,435,152
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	18,542,737	19,598,468
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35		143,445	156,420
Mid-State Trust, Series 6, Class A2
7.40%	07/01/35		8,965	9,717
Morgan Stanley ABS Capital I, Inc., Series 2005-HE3, Class M2
0.71%	07/25/35	[2]	88,002	86,947

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I, Series 2006-HE1, Class A4
0.48%	01/25/36	[2]	$ 4,800,000	$ 3,553,771
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.64%	08/25/35	[2]	56,886	55,283
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.51%	01/25/35	[2]	614,299	567,483
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		770,943	804,146
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.20%	09/25/34	[2]	3,762,192	3,514,964
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.65%	10/25/34	[2]	303,768	293,742
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	268,385	160,245
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		920,838	911,304
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.31%	04/25/37	[2]	8,260,308	4,077,875
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.52%	01/26/36	[2,3]	13,945,679	13,773,136
Morgan Stanley Resecuritization Trust, Series 2010-R9, Class 3A
3.25%	11/26/36	[3]	214,392	214,008
MortgageIT Trust, Series 2005-4, Class A1
0.47%	10/25/35	[2]	3,074,659	2,673,336
MortgageIT Trust, Series 2005-5, Class A1
0.45%	12/25/35	[2]	1,780,068	1,565,735
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.44%	06/25/37	[2]	7,955,000	5,006,197
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.27%	01/25/34	[2]	55,713	54,064
New Century Home Equity Loan Trust, Series 2005-2, Class A2C
0.49%	06/25/35	[2]	975,302	971,942
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.62%	06/25/35	[2]	65,000	62,387
New Century Home Equity Loan Trust, Series 2005-4, Class A2B
0.46%	09/25/35	[2]	19,784	19,574

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-4, Class M1
0.67%	09/25/35	[2]	$36,420,000	$34,906,858
New Century Home Equity Loan Trust, Series 2005-C, Class A2D
0.53%	12/25/35	[2]	18,000,000	14,762,970
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.47%	03/25/36	[2]	71,929,000	66,561,083
Newcastle Mortgage Securities Trust, Series 2007-1, Class 2A3
0.42%	04/25/37	[2]	17,117,000	8,889,397
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		9,474	9,555
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.45%	11/25/35	[2]	51,167	50,202
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.40%	12/25/35	[2]	57,921	56,942
Option One Mortgage Loan Trust, Series 2007-1, Class 2A4
0.41%	01/25/37	[2]	6,000,000	3,006,243
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-4, Class A2D
0.43%	05/25/37	[2]	36,376,581	16,841,011
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
1.24%	12/25/34	[2]	3,604,171	3,604,978
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
0.45%	09/25/35	[2]	82,666,465	77,881,515
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF6 (STEP)
4.76%	07/25/35		1,539,368	1,554,319
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.78%	01/25/36		22,910,000	16,964,317
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
0.45%	11/25/46	[2]	85,000	61,293
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.50%	06/25/47	[2]	23,015,500	12,186,014
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.50%	08/25/33	[2]	1,688,151	1,681,563
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		121,668	126,181

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA10, Class A31
3.77%	09/25/35	[2]	$ 1,270,701	$ 1,023,733
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.71%	12/25/35	[2]	8,424,255	6,094,439
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.08%	04/25/35	[2]	9,037,159	8,686,020
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
3.32%	07/25/35	[2]	7,633,514	5,321,587
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.45%	07/25/35	[2]	6,534,089	5,170,115
Residential Accredit Loans, Inc., Series 2005-QA9, Class CB11
3.36%	08/25/35	[2]	13,913,848	11,176,964
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.47%	12/25/45	[2]	2,760,368	1,975,139
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.17%	01/25/46	[2]	15,070,829	10,271,154
Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A2A
0.34%	10/25/46	[2]	12,267,192	11,441,050
Residential Accredit Loans, Inc., Series 2006-Q09, Class 1A2A
0.34%	12/25/46	[2]	23,022,628	21,948,680
Residential Accredit Loans, Inc., Series 2006-QA1, Class A11
3.42%	01/25/36	[2]	229,288	168,988
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.84%	01/25/36	[2]	5,290,605	3,999,277
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.54%	08/25/36	[2,6]	75,294,564	1,887,145
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.57%	09/25/36	[2]	657,170	407,726
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36	[2,6]	254,396,604	4,944,198
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.67%	06/25/36	[2,6]	131,629,464	3,700,104
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.76%	08/25/36	[2,6]	319,554,014	10,106,822

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.45%	09/25/37	[2,6]	$192,385,475	$3,563,749
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.37%	03/25/37	[2,6]	122,226,989	1,845,933
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.24%	03/25/37	[2,6]	154,290,928	1,435,523
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.32%	04/25/37	[2,6]	334,890,797	5,097,875
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[2,6]	100,119,309	1,570,371
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[2,6]	257,883,931	4,075,727
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		658,604	681,390
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		327,735	324,119
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
6.11%	10/25/33		38,118	37,644
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.39%	12/25/34	[2]	1,430,892	1,385,229
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		118,643	122,724
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		114,935	117,901
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A4
8.50%	12/25/31		49,339	48,506
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A2
0.48%	10/25/33	[2]	13,341	13,233
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
2.64%	12/25/34	[2]	519,423	510,066
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.67%	12/25/34	[2]	74,778	74,542
Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1
2.66%	12/25/34	[2]	1,482,491	1,466,799

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		$ 2,570,393	$ 2,277,704
Residential Funding Mortgage Securities I, Inc., Series 2005-SA5, Class 1A
3.15%	11/25/35	[2]	15,727,547	12,093,658
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 3A1
5.72%	09/25/36	[2]	3,293,123	2,749,052
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 4A1
6.06%	09/25/36	[2]	1,369,134	1,146,386
Residential Funding Mortgage Securities I, Inc., Series 2006-SA4, Class 2A1
3.83%	11/25/36	[2]	258,782	215,160
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 2A2
3.21%	04/25/37	[2]	1,778,366	1,493,587
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		149,280	141,608
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		122,229	120,660
Residential Funding Mortgage Securities Trust, Series 1999-HI1, Class A6 (STEP)
7.58%	09/25/29		25,236	25,792
Residential Funding Mortgage Securities Trust, Series 2003-S7, Class A7
5.50%	05/25/33		2,954,682	3,089,165
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		1,620,155	1,741,126
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		1,248,757	1,307,594
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)
6.81%	06/25/16		26,483	27,221
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.61%	10/25/35	[2]	25,431,194	25,423,628
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.34%	01/25/47	[2]	13,135,000	8,238,415
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.59%	09/25/47	[2]	32,174,000	16,856,377
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR3, Class M1
0.90%	04/25/35	[2]	2,456,430	2,391,629

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.42%	02/25/37	[2]	$75,432,494	$34,884,813
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3, Class A2B
0.41%	04/25/37	[2]	48,287,297	26,652,198
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
0.32%	05/25/37	[2]	31,054,739	16,398,734
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
0.54%	05/25/37	[2]	21,031,295	11,716,941
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.34%	12/25/36	[2]	52,464,267	26,228,094
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
0.33%	01/25/37	[2]	30,160,000	17,803,478
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2A
0.30%	02/25/37	[2]	9,786,429	5,254,114
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2B
0.46%	02/25/37	[2]	47,926,258	26,357,118
Sequoia Mortgage Trust, Series 2004-3, Class A
0.94%	05/20/34	[2]	1,858,504	1,626,889
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.46%	02/25/36	[2]	2,149,130	1,587,430
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.43%	12/25/36	[2,3]	14,510,075	8,378,705
Soundview Home Equity Loan Trust, Series 2006-1, Class A3
0.38%	02/25/36	[2]	13,177,834	12,849,746
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.33%	12/25/36	[2]	38,695,256	36,545,475
Soundview Home Equity Loan Trust, Series 2007-NS1, Class A4
0.49%	01/25/37	[2]	12,405,000	6,762,620
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.65%	02/25/34	[2]	56,608	55,680
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.64%	10/25/34	[2]	394,818	393,856
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
2.50%	10/25/34	[2]	34,021,431	32,535,110

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
2.64%	11/25/34	[2]	$25,506,748	$24,709,237
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.14%	11/25/34	[2]	114,900	106,393
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
2.61%	01/25/35	[2]	1,671,096	1,561,131
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A1
2.92%	02/25/36	[2]	4,425,124	4,301,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
2.88%	10/25/47	[2]	2,095,197	1,418,904
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.39%	01/25/36	[2]	17,850,756	17,283,361
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.38%	05/25/36	[2]	856,162	528,811
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A2
0.36%	04/25/37	[2]	10,764,840	10,666,535
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.67%	08/25/47	[2]	155,182,565	121,062,823
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A3
0.30%	12/25/36	[2]	23,834,626	23,469,875
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A2
0.24%	02/25/37	[2]	35,641	35,563
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1
0.49%	01/25/35	[2]	5,919,028	4,970,974
Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A4
5.50%	04/25/35		12,658,708	12,826,233
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		4,133	4,193
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.31%	10/25/31	[2]	11,850	11,791
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.57%	09/25/33	[2]	695,563	671,334
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.53%	11/25/33	[2]	4,925,884	4,882,088

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2003-7H, Class A12
6.50%	03/25/33		$58,434	$61,399
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		11,008,902	10,813,784
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.55%	11/25/35	[2]	16,944,988	16,879,428
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.49%	02/25/36	[2]	22,644,388	22,065,190
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.34%	07/25/36	[2]	14,232,948	13,801,976
Structured Asset Securities Corp., Series 2006-WF2, Class A4
0.50%	07/25/36	[2]	43,826,000	39,262,421
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.34%	09/25/36	[2]	6,173,684	5,845,841
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.44%	11/25/37	[2]	7,689,307	7,319,107
Structured Asset Securities Corp., Series 2007-EQ1, Class A4
0.44%	03/25/37	[2]	26,325,800	14,938,391
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
2.93%	06/25/37	[2]	16,025,842	14,006,529
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.38%	12/25/44	[2]	435,371	414,130
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	2,598,992	2,720,574
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
0.43%	08/25/36	[2]	1,981,615	1,120,255
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A2
0.30%	01/25/37	[2]	6,372,202	3,371,207
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A3
0.34%	01/25/37	[2]	58,822,588	31,274,676
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A4
0.42%	01/25/37	[2]	19,745,750	10,601,957
WaMu Asset Backed Certificates, Series 2007-HE2, Class 2A4
0.55%	04/25/37	[2]	1,647,102	756,773

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5
0.44%	05/25/47	[2]	$11,069,537	$6,456,330
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.44%	01/25/33	[2]	29,812	29,849
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.44%	06/25/33	[2]	51,919	52,374
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.46%	06/25/34	[2]	155,499	155,361
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.61%	05/25/44	[2]	155,264	143,386
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.51%	08/25/45	[2]	104,241,030	94,233,005
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.45%	10/25/35	[2]	310,000	279,802
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.48%	10/25/45	[2]	270,916	246,405
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.88%	12/25/35	[2]	14,832,207	13,577,633
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.45%	11/25/45	[2]	41,666,601	37,303,962
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A1
0.46%	12/25/45	[2]	3,045,333	2,679,073
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.50%	01/25/45	[2]	3,270,332	2,991,989
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.42%	04/25/45	[2]	448,423	391,027
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
0.46%	07/25/45	[2]	440,485	388,997
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.24%	01/25/46	[2]	84,168,668	75,599,456
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
4.63%	12/25/36	[2]	2,336,597	1,984,745
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.18%	02/25/46	[2]	1,902,080	1,679,450

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.11%	05/25/46	[2]	$1,875,919	$1,713,355
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.15%	07/25/46	[2]	5,924,284	4,526,819
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A
2.47%	08/25/46	[2]	2,022,891	1,764,139
WaMu Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.44%	04/25/37	[2]	37,370,435	16,945,923
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
2.45%	02/25/37	[2]	2,697,158	2,083,116
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1
2.56%	02/25/37	[2]	1,100,931	911,822
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A1
4.66%	06/25/37	[2]	884,253	710,247
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
5.00%	07/25/37	[2]	923,865	833,608
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.87%	02/25/47	[2]	6,347,101	4,753,620
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A
2.22%	04/25/47	[2]	8,145,934	5,444,490
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.74%	05/25/35	[2]	10,898,040	8,069,486
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.69%	06/25/35	[2]	15,563,646	11,009,706
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A
1.11%	04/25/46	[2]	19,171,060	12,777,205
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.14%	05/25/46	[2]	35,050,340	22,623,925
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A
1.09%	09/25/46	[2]	10,440,030	6,242,021
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		1,021,783	988,430

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A
0.89%	12/25/46	[2]	$10,283,984	$5,730,133
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.87%	01/25/47	[2]	25,231,312	14,714,510
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.92%	02/25/47	[2]	47,048,641	27,217,945
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A1
0.94%	04/25/47	[2]	2,912,442	2,175,815
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-AR1, Class 1A1
2.49%	11/25/30	[2]	725,953	714,445
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		789,554	738,123
Wells Fargo Home Equity Trust, Series 2004-2, Class AI6
5.00%	05/25/34	[2]	7,486,034	7,664,665
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.53%	11/25/35	[2]	6,091,501	6,077,770
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.28%	04/25/37	[2]	1,718,735	1,707,826
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A10
5.50%	01/25/34		10,270,289	10,450,522
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1
4.69%	12/25/33	[2]	3,264,462	3,291,516
Wells Fargo Mortgage Backed Securities Trust, Series 2004-L, Class A8
4.78%	07/25/34	[2]	1,143,176	1,140,335
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1
2.63%	09/25/34	[2]	8,798,200	8,918,181
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		9,434,040	9,499,666
Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		865,815	829,304
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A1
2.60%	07/25/36	[2]	720,145	636,418

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2
2.60%	07/25/36	[2]	$244,231	$215,835
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3
2.60%	07/25/36	[2]	522,327	459,210
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6
2.60%	07/25/36	[2]	2,467,322	2,169,172
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1
2.63%	10/25/36	[2]	5,505,704	4,931,173
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3
2.68%	04/25/36	[2]	34,339	33,634

				4,280,607,708

U.S. Agency Mortgage-Backed — 32.55%
Fannie Mae Pool (TBA)
2.00%	08/25/28		219,595,000	213,350,278
2.50%	08/25/28		1,233,925,000	1,238,744,958
3.00%	08/25/42		904,785,000	881,882,584
3.50%	08/25/43		1,486,765,000	1,505,814,102
Fannie Mae Pool 190375
5.50%	11/01/36		4,598,724	4,989,900
Fannie Mae Pool 254232
6.50%	03/01/22		75,955	84,335
Fannie Mae Pool 313182
7.50%	10/01/26		7,171	8,232
Fannie Mae Pool 394854
6.50%	05/01/27		3,047	3,436
Fannie Mae Pool 467243
4.55%	01/01/21		2,678,156	2,994,444
Fannie Mae Pool 468587
3.84%	08/01/21		812,365	870,716
Fannie Mae Pool 545191
7.00%	09/01/31		21,041	23,061
Fannie Mae Pool 545831
6.50%	08/01/17		29,788	32,146
Fannie Mae Pool 555284
7.50%	10/01/17		4,242	4,589
Fannie Mae Pool 606108
7.00%	03/01/31		6,433	6,733
Fannie Mae Pool 613142
7.00%	11/01/31		48,959	56,214
Fannie Mae Pool 625666
7.00%	01/01/32		21,982	25,670
Fannie Mae Pool 633698
7.50%	02/01/31		137,628	164,337

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 637093
8.50%	03/01/32		$13,297	$14,515
Fannie Mae Pool 642322
2.42%	05/01/32	[2]	942	986
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	7,594	7,683
Fannie Mae Pool 655928
7.00%	08/01/32		380,650	439,085
Fannie Mae Pool 725257
5.50%	02/01/34		4,095,596	4,486,462
Fannie Mae Pool 734922
4.50%	09/01/33		5,860,183	6,258,543
Fannie Mae Pool 735207
7.00%	04/01/34		88,701	97,701
Fannie Mae Pool 735224
5.50%	02/01/35		17,725,461	19,402,475
Fannie Mae Pool 735646
4.50%	07/01/20		4,910,913	5,226,692
Fannie Mae Pool 735651
4.50%	06/01/35		17,378,422	18,386,340
Fannie Mae Pool 735686
6.50%	12/01/22		150,116	166,493
Fannie Mae Pool 740297
5.50%	10/01/33		8,669	9,489
Fannie Mae Pool 745592
5.00%	01/01/21		26,223	28,057
Fannie Mae Pool 817611
5.29%	11/01/35	[2]	1,648,845	1,775,117
Fannie Mae Pool 839109
5.24%	11/01/35	[2]	36,169	38,967
Fannie Mae Pool 841031
5.23%	11/01/35	[2]	116,218	125,213
Fannie Mae Pool 844773
5.21%	12/01/35	[2]	33,389	35,976
Fannie Mae Pool 888412
7.00%	04/01/37		2,627,928	2,928,863
Fannie Mae Pool 889125
5.00%	12/01/21		15,906,617	17,012,159
Fannie Mae Pool 889184
5.50%	09/01/36		15,767,051	17,258,780
Fannie Mae Pool 895606
5.78%	06/01/36	[2]	104,803	110,831
Fannie Mae Pool 908408
5.53%	04/01/37	[2]	8,037,160	8,649,951
Fannie Mae Pool 918445
5.83%	05/01/37	[2]	180,182	190,493
Fannie Mae Pool 933033
6.50%	10/01/37		3,778,870	4,102,731

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB1613
4.00%	10/01/40	$83,813,388	$87,985,669
Fannie Mae Pool AB1803
4.00%	11/01/40	88,141,716	92,753,490
Fannie Mae Pool AB1960
4.00%	12/01/40	51,190,968	53,544,554
Fannie Mae Pool AB2051
3.50%	01/01/26	119,068,451	126,023,239
Fannie Mae Pool AB2127
3.50%	01/01/26	65,635,847	68,915,670
Fannie Mae Pool AB3679
3.50%	10/01/41	29,919,501	30,452,442
Fannie Mae Pool AB3864
3.50%	11/01/41	24,265,472	24,705,284
Fannie Mae Pool AB3866
3.50%	11/01/41	87,594,758	89,127,667
Fannie Mae Pool AB4044
3.50%	12/01/41	37,135,696	37,785,571
Fannie Mae Pool AB4045
3.50%	12/01/41	25,298,873	25,773,226
Fannie Mae Pool AD0791
4.76%	02/01/20	19,228,638	21,694,092
Fannie Mae Pool AD0849
4.25%	02/01/20	29,583,638	32,680,613
Fannie Mae Pool AD0850
4.31%	02/01/20	49,610,068	54,754,508
Fannie Mae Pool AE0482
5.50%	01/01/38	37,085,302	40,509,900
Fannie Mae Pool AE0600
3.98%	11/01/20	41,591,247	45,349,491
Fannie Mae Pool AE0605
4.67%	07/01/20	33,183,683	37,294,660
Fannie Mae Pool AE0918
3.66%	10/01/20	6,257,120	6,651,899
Fannie Mae Pool AH3428
3.50%	01/01/26	203,473	215,357
Fannie Mae Pool AH3429
3.50%	01/01/26	60,316,744	63,485,825
Fannie Mae Pool AH3780
4.00%	02/01/41	36,027,010	37,910,584
Fannie Mae Pool AH4793
4.00%	02/01/41	103,200,089	107,944,878
Fannie Mae Pool AH4815
3.50%	02/01/26	219,793	232,631
Fannie Mae Pool AJ0764
4.50%	09/01/41	60,883	64,673
Fannie Mae Pool AJ1404
4.00%	09/01/41	65,051,351	68,182,616

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL0209
4.50%	05/01/41		$57,778,736	$62,956,971
Fannie Mae Pool AL0290
4.45%	04/01/21		33,260,411	37,093,402
Fannie Mae Pool AL0600
4.30%	07/01/21		4,757,073	5,278,457
Fannie Mae Pool AL0834
4.06%	10/01/21		40,023,970	43,740,166
Fannie Mae Pool AL0851
6.00%	10/01/40		100,668,503	110,034,661
Fannie Mae Pool AL1410
4.50%	12/01/41		76,700,381	81,349,726
Fannie Mae Pool AL1445
4.34%	11/01/21		81,961,485	91,127,142
Fannie Mae Pool AL2602
2.65%	10/01/22		118,903	120,492
Fannie Mae Pool AL2669
4.48%	09/01/21		36,327,166	39,940,078
Fannie Mae Pool AL3306
2.46%	04/01/23		44,858	43,112
Fannie Mae Pool FN0000
3.58%	09/01/20		11,294,633	11,956,571
Fannie Mae Pool FN0001
3.76%	12/01/20		26,212,453	28,121,152
Fannie Mae Pool FN0002
3.31%	12/01/17		1,480,886	1,582,272
Fannie Mae Pool FN0003
4.30%	01/01/21		9,016,095	9,880,641
Fannie Mae Pool FN0005
3.38%	11/01/20		43,636,801	45,564,133
Fannie Mae Pool FN0007
3.46%	11/01/20		80,000	83,929
Fannie Mae Pool FN0010
3.84%	09/01/20		347,993	374,641
Fannie Mae Pool MA1241
2.50%	11/01/22		140,506	142,707
Fannie Mae Pool MA1275
3.00%	12/01/32		10,048,269	10,133,836
Fannie Mae Pool MA1278
2.50%	12/01/22		92,234,635	93,679,407
Fannie Mae Pool MA1307
3.00%	01/01/33		111,954,255	112,942,600
Fannie Mae Pool MA1490
3.00%	07/01/33		63,391,473	63,530,142
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
6.41%	11/25/35	[2]	334,144	57,291

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2006-49, Class SE
28.23%	04/25/36	[2]	$9,987,169	$16,068,808
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.21%	03/25/37	[2]	14,457,346	1,514,072
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.41%	10/25/40	[2]	21,281,946	2,755,218
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		764	841
Fannie Mae Whole Loan, Series 2003-W2, Class 2A9
5.90%	07/25/42		59,228	67,223
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18		1,800	1,991
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19		645	703
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21		14,044	15,405
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22		2,312	2,737
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	119,722	109,170
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[2]	219,895	3,126
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23		34,773	38,590
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24		48,035	53,834
Fannie Mae, Series 1997-34, Class SA
5.38%	10/25/23	[2]	12,131	14,517
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29		151,659	167,448
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		345,363	390,099
Fannie Mae, Series 2003-106, Class WG
4.50%	11/25/23		32,004,000	34,719,050
Fannie Mae, Series 2005-104, Class NI (IO)
6.51%	03/25/35	[2]	62,220,586	9,287,686
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35		36,399,233	39,316,814
Fannie Mae, Series 2005-92, Class US (IO)
5.91%	10/25/25	[2]	23,037,739	3,115,562
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34		1,165,000	1,213,928
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36		324,301	338,029

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2006-80, Class PG
6.00%	06/25/35		$9,743,574	$9,921,160
Fannie Mae, Series 2007-34, Class SB (IO)
5.92%	04/25/37	[2]	17,575,871	2,756,405
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37		6,039,575	6,541,167
Fannie Mae, Series 2010-17, Class SB (IO)
6.16%	03/25/40	[2]	29,854,539	4,684,706
Fannie Mae, Series 2010-43, Class KS (IO)
6.23%	05/25/40	[2]	56,055,697	9,059,694
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		41,837,893	5,737,335
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	9,752,304
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	26,511,941
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	147,770,394	147,503,432
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	116,171,726	113,812,150
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22		428	470
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23		9,076	10,264
Freddie Mac Gold Pool A14189
4.00%	10/01/33		115,667	120,977
Freddie Mac Gold Pool A24156
6.50%	10/01/31		920,726	1,055,587
Freddie Mac Gold Pool A25162
5.50%	05/01/34		8,643,570	9,379,624
Freddie Mac Gold Pool A39012
5.50%	06/01/35		137,801	149,084
Freddie Mac Gold Pool A54856
5.00%	01/01/34		11,371,917	12,217,452
Freddie Mac Gold Pool A61164
5.00%	04/01/36		49,595	53,223
Freddie Mac Gold Pool A97038
4.00%	02/01/41		32,273,425	33,900,025
Freddie Mac Gold Pool C01492
5.00%	02/01/33		2,809,506	3,021,314
Freddie Mac Gold Pool C46104
6.50%	09/01/29		58,780	66,722
Freddie Mac Gold Pool C55789
7.50%	10/01/27		27,673	31,717
Freddie Mac Gold Pool C90573
6.50%	08/01/22		191,079	214,767
Freddie Mac Gold Pool E02402
6.00%	10/01/22		52,760	58,201

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G00992
7.00%	11/01/28	$3,323	$3,886
Freddie Mac Gold Pool G01515
5.00%	02/01/33	2,778,712	2,988,293
Freddie Mac Gold Pool G01601
4.00%	09/01/33	455,928	476,856
Freddie Mac Gold Pool G01611
4.00%	09/01/33	132,080	138,143
Freddie Mac Gold Pool G02579
5.00%	12/01/34	3,554,968	3,818,814
Freddie Mac Gold Pool G02884
6.00%	04/01/37	14,293,167	15,739,621
Freddie Mac Gold Pool G02955
5.50%	03/01/37	12,066,019	13,224,832
Freddie Mac Gold Pool G03357
5.50%	08/01/37	4,164,480	4,493,084
Freddie Mac Gold Pool G03676
5.50%	12/01/37	10,519,552	11,334,912
Freddie Mac Gold Pool G03783
5.50%	01/01/38	6,120,099	6,618,313
Freddie Mac Gold Pool G03985
6.00%	03/01/38	116,899	126,836
Freddie Mac Gold Pool G04438
5.50%	05/01/38	20,908,072	22,914,720
Freddie Mac Gold Pool G04703
5.50%	08/01/38	24,157,042	25,976,120
Freddie Mac Gold Pool G04706
5.50%	09/01/38	563,903	623,442
Freddie Mac Gold Pool G05866
4.50%	02/01/40	46,829,083	51,090,999
Freddie Mac Gold Pool G06361
4.00%	03/01/41	56,799	59,945
Freddie Mac Gold Pool G06498
4.00%	04/01/41	59,324,589	62,476,207
Freddie Mac Gold Pool G06499
4.00%	03/01/41	28,098,752	29,399,418
Freddie Mac Gold Pool G06620
4.50%	07/01/41	75,031,534	80,842,036
Freddie Mac Gold Pool G11707
6.00%	03/01/20	1,713,051	1,841,539
Freddie Mac Gold Pool G12393
5.50%	10/01/21	12,369,225	13,312,329
Freddie Mac Gold Pool G12399
6.00%	09/01/21	6,820	7,462
Freddie Mac Gold Pool G12824
6.00%	08/01/22	5,303,253	5,876,486
Freddie Mac Gold Pool G12909
6.00%	11/01/22	14,352,388	15,907,249

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G13032
6.00%	09/01/22		$3,080,196	$3,402,119
Freddie Mac Gold Pool G13058
4.50%	10/01/20		9,563,435	10,042,587
Freddie Mac Gold Pool H00790
5.50%	05/01/37		143,662	153,404
Freddie Mac Gold Pool H03161
6.50%	08/01/37		16,755	18,467
Freddie Mac Gold Pool H05069
5.50%	05/01/37		8,581,873	8,980,125
Freddie Mac Gold Pool H09082
6.50%	09/01/37		42,689	46,418
Freddie Mac Gold Pool J13884
3.50%	12/01/25		130,250,750	136,992,887
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		88,134,931	93,028,378
Freddie Mac Gold Pool Q09896
3.50%	08/01/42		34,238,336	34,739,144
Freddie Mac Gold Pool Q17324
3.50%	04/01/43		66,889,161	67,858,532
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2
4.33%	10/25/20		60,000	65,571
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[2]	22,640,000	24,233,607
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		43,992	49,846
Freddie Mac REMICS, Series 3019,
Class SW (IO)
7.01%	08/15/35	[2]	7,755,497	1,456,464
Freddie Mac REMICS, Series 3300,
Class SA (IO)
7.01%	08/15/35	[2]	3,428,878	463,234
Freddie Mac REMICS, Series 3425,
Class SV (IO)
5.86%	08/15/35	[2]	9,874,090	1,364,093
Freddie Mac REMICS, Series 3891,
Class HS (IO)
5.76%	07/15/41	[2]	27,993,508	3,691,946
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		395	438
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		1,758	1,960
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		7,711	8,488
Freddie Mac, Series 165, Class K
6.50%	09/15/21		220	237

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		$241,768	$277,774
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		125,187	139,337
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		1,020,785	1,058,128
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		65,583	72,618
Freddie Mac, Series 2433, Class SA
20.43%	02/15/32	[2]	38,568	59,363
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		141,078	157,338
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		97,054	9,121
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		404,965	409,465
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		9,109	9,691
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	9,849,246
Freddie Mac, Series 3067, Class SI (IO)
6.46%	11/15/35	[2]	36,048,644	5,711,464
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		360,000	378,497
Freddie Mac, Series 3345, Class FP
0.39%	11/15/36	[2]	13,494,041	13,481,832
Freddie Mac, Series 3345, Class PF
0.37%	05/15/36	[2]	14,528,487	14,541,789
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		60,855,475	8,796,093
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		66,277,000	73,264,120
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,924,640
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	9,424,699
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	33,972,832
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		110,305,000	104,523,474
Ginnie Mae (TBA)
3.00%	08/20/43		181,235,000	178,856,300
Ginnie Mae I Pool 782817
4.50%	11/15/39		56,073,749	60,408,508
Ginnie Mae II Pool (TBA)
3.50%	08/20/43		95,355,000	97,660,655
Ginnie Mae II Pool 2631
7.00%	08/20/28		5,749	6,616

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80968
1.75%	07/20/34	[2]	$39,772	$41,534
Ginnie Mae II Pool 81267
1.62%	03/20/35	[2]	78,133	81,655
Ginnie Mae II Pool 8631
2.00%	05/20/25	[2]	11,971	12,449
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	19,728	20,599
Ginnie Mae II Pool G281432
1.75%	08/20/35	[2]	73,980	77,346
Ginnie Mae II Pool G281497
1.62%	10/20/35	[2]	66,191	69,091
Ginnie Mae, Series 2000-22, Class SG (IO)
10.61%	05/16/30	[2]	520,001	83,476
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		24,621,612	26,821,632
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		280,000	298,341
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		22,869,585	25,512,108
Ginnie Mae, Series 2007-35, Class PY (IO)
6.56%	06/16/37	[2]	49,111,420	8,744,966
Ginnie Mae, Series 2009-106, Class SD (IO)
6.06%	03/20/36	[2]	46,243,829	6,813,570
Ginnie Mae, Series 2009-106, Class XI (IO)
6.61%	05/20/37	[2]	122,607,655	19,189,300
Ginnie Mae, Series 2009-124, Class SC (IO)
6.29%	12/20/39	[2]	20,408,566	2,865,691
Ginnie Mae, Series 2010-116, Class MP
3.50%	09/16/40		335,281	358,812
Ginnie Mae, Series 2010-4, Class SL (IO)
6.21%	01/16/40	[2]	236,367	36,564
Ginnie Mae, Series 2010-4, Class SM (IO)
5.61%	01/16/40	[2]	42,975,903	5,065,669
Ginnie Mae, Series 2010-6, Class BS (IO)
6.31%	09/16/39	[2]	21,785,455	2,741,320
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		177,432	40,858
Ginnie Mae, Series 2011-50, Class PS (IO)
5.91%	02/20/41	[2]	101,414,130	15,711,239
NCUA Guaranteed Notes, Series 2010-C1,
Class A2
2.90%	10/29/20		773,000	805,759
NCUA Guaranteed Notes, Series 2010-R1,
Class 1A
0.64%	10/07/20	[2]	37,393,313	37,556,909
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.75%	12/08/20	[2]	48,957,898	49,351,857

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.75%	12/08/20	[2]	$41,065,737	$41,396,189
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.79%	03/09/21	[2]	5,772,428	5,809,882
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.57%	05/07/20	[2]	44,023	44,087

				8,103,769,967

Total Mortgage-Backed
(Cost $12,902,444,079)				13,409,037,657

MUNICIPAL BONDS — 1.84%*
California — 0.87%
Los Angeles Department of Water & Power, Build America Bonds
6.57%	07/01/45		36,785,000	46,811,487
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	411,418
State of California, Build America Bonds
5.70%	11/01/21		24,230,000	27,711,851
6.65%	03/01/22		10,220,000	12,104,875
7.30%	10/01/39		21,990,000	28,398,326
7.35%	11/01/39		25,000,000	32,474,750
7.60%	11/01/40		2,525,000	3,421,981
7.95%	03/01/36		7,350,000	8,729,669
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	5,039,933
7.55%	04/01/39		6,800,000	9,112,272
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	9,410,512
6.20%	03/01/19		10,675,000	12,471,176
6.20%	10/01/19		17,995,000	21,038,674

				217,136,924

Illinois — 0.58%
State of Illinois, Build America Bonds
6.20%	07/01/21		30,175,000	33,092,923
7.35%	07/01/35		8,935,000	9,854,501
State of Illinois, Build America Bonds, Series S
6.63%	02/01/35		11,275,000	11,640,085
State of Illinois, Taxable Bonds
4.07%	01/01/14		1,425,000	1,446,745
4.95%	06/01/23		28,910,000	28,694,910
5.66%	03/01/18		4,215,000	4,623,095
5.88%	03/01/19		16,000,000	17,507,040

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois, Taxable-Pension
4.35%	06/01/18	$6,200,000	$6,477,822
5.10%	06/01/33	34,040,000	31,621,798

			144,958,919

New Jersey — 0.07%
New Jersey State Turnpike Authority A, Build America Bonds, Taxable
7.10%	01/01/41	10,550,000	13,592,304
New Jersey State Turnpike Authority, Build America Bonds
7.41%	01/01/40	2,495,000	3,324,113

			16,916,417

New York — 0.00%
City of New York, Build America Bonds
5.82%	10/01/31	220,000	246,083
City of New York, Build America Bonds, Series F1
6.65%	12/01/31	250,000	286,190
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	70,000	76,877
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	400,000	458,360

			1,067,510

Texas — 0.32%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32	68,325,000	79,088,237
County of Harris Texas, Prerefunded, Flood Control Bonds, Series B
5.25%	10/01/13	7,000	7,085
North Texas Tollway Authority, Build America Bonds
6.72%	01/01/49	50,000	58,962

			79,154,284

Total Municipal Bonds
(Cost $444,926,499)			459,234,054

U.S. AGENCY SECURITIES — 1.23%
U.S. Agency Securities — 1.23%
Fannie Mae
0.50%	10/22/15	65,000	64,976
0.50%	01/29/16	130,000	129,554
0.65%	03/28/16	70,000	69,761
Federal Home Loan Bank (STEP)
0.75%	05/26/28	112,670,000	110,443,415

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
Freddie Mac
0.39%	11/18/13[2]	$50,000,000	$50,062,652
0.50%	09/14/15	145,420,000	145,337,358
0.60%	03/28/16	45,000	44,758

Total U.S. Agency Securities
(Cost $308,241,395)			306,152,474

U.S. TREASURY SECURITIES — 28.13%
U.S. Treasury Bonds — 2.25%
U.S. Treasury Bonds
2.75%	08/15/42	130,005,000	112,240,987
3.12%	02/15/42	155,870,000	145,969,761
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
2.12%	02/15/41[10]	157,325,000	203,297,504
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27[9]	158,200,000	99,838,913

			561,347,165

U.S. Treasury Notes — 25.88%
U.S. Treasury Notes
0.38%	01/15/16	42,000,000	41,852,328
0.75%	06/30/17	731,010,000	721,929,394
0.75%	12/31/17	99,106,800	96,954,319
0.88%	04/30/17	330,985,000	329,381,709
1.00%	01/15/14	149,000,000	149,712,965
1.38%	06/30/18	1,619,580,000	1,619,015,641
1.62%	11/15/22	105,055,000	98,083,363
1.75%	05/15/23	293,735,000	275,124,244
3.50%	02/15/18	289,560,000	318,708,268
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.12%	04/15/16[10]	485,560,000	525,005,218
0.12%	04/15/17[10]	790,100,000	830,494,061
0.12%	04/15/18[10]	411,280,000	424,213,355
0.50%	04/15/15[10]	405,205,000	445,904,883
1.25%	04/15/14[10]	360,665,000	401,957,268
2.00%	01/15/14[10]	21,655,000	27,648,828
2.00%	07/15/14[10]	106,630,000	135,880,977

			6,441,866,821

Total U.S. Treasury Securities
(Cost $7,178,684,390)			7,003,213,986

Total Bonds – 110.25%
(Cost $26,886,044,343)			27,445,743,670

Issues	Shares	Value
COMMON STOCK — 0.11%
Electric — 0.11%
Dynegy, Inc.[7]	1,255,250	$28,305,883

Total Common Stock
(Cost $24,138,454)

Issues	Notional Amount	Value
PURCHASED SWAPTIONS — 0.25%
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 2.65% annually; Option Expiration Date of 03/27/14. Counterparty: Barclays, Inc.	272,400	1,303,243
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 2.65% annually; Option Expiration Date of 03/27/14. Counterparty: Citigroup, Inc.	1,063,150	5,086,429
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 2.65% annually; Option Expiration Date of 03/27/14. Counterparty: CS First Boston	1,269,550	6,073,908
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Barclays, Inc.	166,500	1,365,447
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Citigroup, Inc.	1,065,850	8,740,908
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Deutsche Bank AG	1,571,350	12,886,453
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Goldman Sachs Group, Inc.	994,500	8,155,775

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Notional Amount	Value
PURCHASED SWAPTIONS (continued)

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Barclays, Inc.	654,500	$5,408,094

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Deutsche Bank AG	1,500,000	12,394,410

Total Purchased Swaptions

(Cost $45,914,748)		61,414,667

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.37%
Commercial Paper — 1.93%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[11]	08/07/13	[4]	$149,220,000	149,187,578
Macquarie Bank Ltd. (Australia)
0.32%[11]	10/24/13	[3,4]	200,000,000	199,817,760
RBS Holdings USA, Inc.
0.35%[11]	08/20/13		130,295,000	130,258,016

				479,263,354

Money Market Funds — 2.00%
BlackRock Liquidity Funds
TempFund Portfolio
0.04%[12]			52,061,000	52,061,000
Dreyfus Cash Advantage Fund
0.07%[12,13]			191,013,000	191,013,000
DWS Money Market Series
Institutional Funds
0.07%[12]			254,799,000	254,799,000

				497,873,000

Repurchase Agreements — 0.20%

Deutsche Bank AG (Dated 6/28/13, total to be received $49,000,735, (collateralized by U.S. government sponsored agency obligations, 0.00% to 0.19%, due from 8/1/13 to 7/15/29, par and fair value of $69,258,000 and $49,980,929, respectively))
0.18%	07/01/13		49,000,000	49,000,000

U.S. Agency Discount Notes — 3.21%
Fannie Mae
0.07%[11]	10/01/13		150,000,000	149,984,700
Federal Home Loan Bank
0.06%[11]	07/19/13		278,190,000	278,185,828
0.10%[11]	09/25/13		144,000,000	143,989,632
0.11%[11]	07/17/13		77,965,000	77,963,968

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
0.04%[11]	09/04/13		$120,000	$119,994
0.06%[11]	08/26/13		150,000,000	149,993,000

				800,237,122

U.S. Treasury Bills — 0.03%
U.S. Treasury Bills
0.05%[11]	08/22/13	[14]	7,642,000	7,641,697

Total Short-Term Investments
(Cost $1,833,911,790)				1,834,015,173

Total Investments – 117.98%
(Cost $28,790,009,335)[1]				29,369,479,393

Liabilities in Excess of Other
Assets – (17.98)%				(4,475,766,533)

NET ASSETS – 100.00%				$24,893,712,860

Contracts	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS

2,575	Euro Dollar Ninety Day,
	Expiration December 2014	$(1,246,126)

2,302	U.S. Treasury Ten Year Note,
	Expiration September 2013	(8,962,056)

1,586	U.S. Treasury Thirty Year Long Bond,
	Expiration September 2013	(8,562,532)

	Net unrealized (depreciation)	$(18,770,714)

Contracts	Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS

2,575	Euro Dollar Ninety Day,
	Expiration December 2015	$4,153,879

	Net unrealized appreciation	$4,153,879

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 0.58% quarterly. Counterparty: Citigroup, Inc.

06/09/14	$ 55	$ 5,000	$ (2,861)	$ (2,806)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Barclays, Inc.

03/15/26	–	105,370	(5,254,697)	(5,254,697)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Deutsche Bank AG

03/15/26	$–	$ 176,000	$ (8,776,944)	$ (8,776,944)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.81% semi-annually. Counterparty: Barclays, Inc.

04/09/26	–	195,580	(15,538,459)	(15,538,459)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.80% semi-annually. Counterparty: Goldman Sachs Group, Inc.

04/09/26	–	100,730	(8,013,162)	(8,013,162)

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	49,760	5,139,898	5,139,898

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	50,120	4,739,405	4,739,405

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley

02/17/42	–	45,000	5,533,252	5,533,252

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.

02/17/42	–	45,000	5,533,252	5,533,252

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.

02/17/42	–	54,815	6,469,023	6,469,023

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc.

08/15/42	–	53,985	6,824,465	6,824,465

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Barclays, Inc.

03/15/46	–	47,250	3,172,015	3,172,015

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Deutsche Bank AG

03/15/46	–	78,900	5,279,625	5,279,625

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays, Inc.

04/09/46	–	87,920	11,578,791	11,578,791

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Goldman Sachs Group, Inc.

04/09/46	–	45,240	5,957,968	5,957,968

	$ 55	$1,140,670	$ 22,641,571	$ 22,641,626

Expiration Date	Premiums Paid	Notional Amount (000’s) [a]	(Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG

09/20/16	$ 463,831	$ 9,800	$ (430,825)	$ 33,006

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.

09/20/16	1,154,843	24,400	(1,072,665)	82,178

	$1,618,674	$34,200	$(1,503,490)	$115,184

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(735,540)	$63,960	$620,412	$(115,128)

	$(735,540)	$63,960	$620,412	$(115,128)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $28,794,806,839 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$981,388,900
Gross unrealized depreciation	(406,716,346)

Net unrealized appreciation	$574,672,554

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $2,878,715,030, representing 11.56% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
11/16/12	AMURF, Series 2012, Class B, 11.00%, 12/17/17	$15,283,931	$15,283,895	0.06%
04/25/13	Ballyrock Ltd., Series 2005-3X, Class D, 2.13%, 07/25/17	7,068,868	7,044,682	0.03%

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report June 2013

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
04/13/12	El Dorado, Secured Term Loan, 1st Lien, 0.00%, 04/03/17	$14,560,026	$14,682,035	0.06%
05/15/13	FM Leveraged Capital Fund, Series 2006-2X, Class E, 4.03%, 11/15/20	4,566,067	4,605,851	0.02%
05/15/13	Gulf Stream Compass CLO Ltd., Series 2005-2X, Class D, 2.48%, 01/24/20	485,258	468,487	0.00%
10/10/07	HCA, Inc., Term Loan B4, 2.95%, 05/01/18	20,950,678	20,881,855	0.08%
09/26/12	Intelsat Jackson Holdings, Term Loan B-1, 1st Lien (Luxembourg), 4.25%, 04/02/18	15,721,016	15,774,058	0.06%
04/24/13	Latitude CLO Ltd., Series 2005-1X, Class C, 2.13%, 12/15/17	4,638,971	4,639,260	0.02%
01/08/13	Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B, 0.57%, 08/25/21	9,456,234	9,649,880	0.04%
01/25/13	Panthera Aviation, Series 2013-1, 10.00%, 01/25/22	19,225,000	19,224,950	0.08%
03/06/13	Panthera Aviation, Series 2013-2, 10.00%, 03/20/24	34,625,000	34,624,915	0.14%
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.72%, 10/10/17	53,260,667	53,957,219	0.22%
02/25/13	Topaz Power Holdings LLC, Term Loan, 1st Lien, 5.25%, 02/26/20	18,827,679	18,908,445	0.08%
06/27/13	Valeant Pharmaceuticals, Term Loan, 0.00%, 05/30/20	13,396,000	13,571,100	0.05%
		$232,065,395	$233,316,632	0.94%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $56,390,312, which is 0.23% of total net assets.
[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2013.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of June 30, 2013.

[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,588,000.

[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $7,641,694.

†

Fair valued security. The aggregate value of fair valued securities is $128,733,156, which is 0.52% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 67

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 96.26%
ASSET-BACKED SECURITIES — 1.65%**
Alm Loan Funding, Series 2012-7A, Class B (Cayman Islands)
3.43%	10/19/24	[2,3,4]	$3,250,000	$3,180,238
BlueMountain CLO Ltd. Series 2012-2A, Class C (Cayman Islands)
3.02%	11/20/24	[2,3,4]	3,250,000	3,151,967
Cerberus Offshore Levered I LP, Series 2012-1A, Class B (Cayman Islands)
5.03%	11/30/18	[2,3,4]	1,850,000	1,873,671
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.27%	12/05/24	[2,3,4]	3,250,000	3,232,031
Dryden XXV Senior Loan Fund, Series 2012-25A, Class C (Cayman Islands)
3.33%	01/15/25	[2,3,4]	2,420,000	2,405,589
Galaxy CLO Ltd., Series 2012-14A, Class C1 (Cayman Islands)
3.38%	11/15/24	[2,3,4]	1,850,000	1,837,387
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.12%	12/20/24	[2,3,4]	3,250,000	3,085,469
LCM LP, Series 12A, Class C (Cayman Islands)
3.53%	10/19/22	[2,3,4]	2,300,000	2,258,292
LCM LP, Series 12A, Class D (Cayman Islands)
4.78%	10/19/22	[2,3,4]	2,300,000	2,198,552
Oak Hill Credit Partners, Series 2012-7A, Class C1 (Cayman Islands)
3.52%	11/20/23	[2,3,4]	2,800,000	2,790,421
Race Point CLO Ltd., Series 2012-7A, Class C (Cayman Islands)
3.28%	11/08/24	[2,3,4]	3,250,000	3,230,939
Slater Mill Loan Fund LP, Series 2012-1A, Class C (Cayman Islands)
4.07%	08/17/22	[2,3,4]	1,750,000	1,751,529
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.58%	10/20/23	[2,3,4]	2,300,000	2,293,569

Total Asset-Backed Securities
(Cost $33,054,983)				33,289,654

BANK LOANS — 10.44%*
Automotive — 0.50%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[3,5]	10,000,000	10,034,400

Communications — 0.22%
Cricket Communications, Inc.
4.75%	03/08/20	[3,5]	2,000,000	1,988,120

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Univision Communications, Inc.
0.00%	03/01/20	[3]	$2,526,517	$2,507,568

				4,495,688

Consumer Products — 0.20%
Sun Products Corp., Term Loan B, 1st Lien
5.50%	03/18/20	[5]	2,992,500	2,968,186
WNA Holdings, Term Loan, 2nd Lien
8.50%	12/07/20	[3,5]	1,000,000	1,010,000

				3,978,186

Electric — 4.28%
Boston Generating LLC, Term Loan, 1st Lien[6]
0.01%	12/20/13	3,5,7,8,†	254,344	–
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[3,5]	2,461,538	2,449,243
Entegra Holdings LLC, Term Loan B, 3rd Lien (PIK)
6.28%	10/19/15	[3]	29,272,531	16,099,892
La Frontera Generation LLC, Term Loan B, 1st Lien
4.50%	09/30/20	[3,5]	8,250,000	8,203,635
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.72%	10/10/17	[3,5]	66,522,569	46,595,068
Topaz Power Holdings LLC, Term Loan, 1st Lien
5.25%	02/26/20	[3,5]	12,935,000	12,954,403

				86,302,241

Energy — 2.83%
El Dorado, Secured Term Loan, 1st Lien
0.00%	04/03/17	[3,5,7]	3,670,244	3,670,243
EP Energy LLC, Term Loan B2, 1st Lien
4.50%	04/30/19	[3,5]	3,250,000	3,261,603
Equipower Resources Holdings, Term Loan, 1st Lien
0.00%	12/21/19	[5]	3,500,000	3,482,500
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/14/20	[3,5]	6,250,000	6,265,625
MACH Gen LLC, Term Loan, 2nd Lien (PIK)
7.78%	02/15/15	[3,5]	36,091,306	23,143,550
Panda Temple Power II LLC
7.25%	03/28/19	[3,5]	2,000,000	2,020,000
Power Buyer LLC, Delayed Draw Term Loan, 1st Lien
0.00%	05/06/20	[3,5]	55,556	55,139
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[3,5]	444,444	441,111

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report June 2013

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Power Buyer LLC, Term Loan, 2nd Lien
8.25%	11/06/20	[3,5]	$5,400,000	$5,332,500
Sabine Oil & Gas NFR Energy, Term Loan, 2nd Lien
8.75%	12/31/18	[5]	9,500,000	9,500,000

				57,172,271

Finance — 0.17%
Centaur Acquisition LLC, Term Loan, 1st Lien
5.24%	02/20/19	[3,5]	2,500,000	2,496,875
Centaur Acquisition LLC, Term Loan, 2nd Lien
0.00%	02/15/20	[5]	1,000,000	1,013,750

				3,510,625

Industrials — 0.84%
Schaeffler AG, Term Loan C2, 1st Lien
4.25%	01/27/17	[3,5]	17,000,000	17,051,000

Insurance — 0.30%
USI Insurance Services LLC/Compass Investors, Inc., Term Loan
5.25%	12/27/19	[3,5]	5,970,000	6,005,462

Materials — 1.10%
Fortescue Metals Group Ltd., Term Loan
5.25%	10/18/17	[5]	22,306,313	22,205,265

Total Bank Loans (Cost $229,064,059)				210,755,138

CORPORATES — 83.86%*
Automotive — 1.46%
Goodyear Tire & Rubber Co.
8.25%	08/15/20		19,110,000	21,021,000
Tenneco, Inc.
6.88%	12/15/20		7,850,000	8,438,750

				29,459,750

Banking — 1.21%
Ally Financial, Inc.
6.25%	12/01/17		2,000,000	2,155,000
Ally Financial, Inc. (WI)
7.50%	09/15/20		12,700,000	14,684,375
Chase Capital VI
0.90%	08/01/28	[3]	4,000,000	3,306,038
Royal Bank of Scotland PLC (United Kingdom)
6.12%	12/15/22	[2]	4,500,000	4,275,765

				24,421,178

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 17.43%
Cablevision Systems Corp.
5.88%	09/15/22		$4,500,000	$4,365,000
8.00%	04/15/20		1,995,000	2,179,537
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%	09/01/23	[4]	2,000,000	1,945,000
6.50%	04/30/21		3,000,000	3,142,500
7.00%	01/15/19		5,565,000	5,919,769
7.38%	06/01/20		350,000	382,375
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		24,362,000	26,798,200
CenturyLink, Inc.
5.80%	03/15/22		10,350,000	10,272,381
CenturyLink, Inc., Series V
5.62%	04/01/20		1,000,000	1,016,984
Clear Channel Worldwide Holdings, Inc.
6.50%	11/15/22	[4]	29,235,000	29,965,875
6.50%	11/15/22	[4]	2,000,000	2,030,000
Clearwire Communications LLC/Clearwire Finance, Inc.
8.25%	12/01/40	[4]	2,650,000	2,938,187
DISH DBS Corp.
5.88%	07/15/22		5,250,000	5,361,563
DISH DBS Corp. (WI)
6.75%	06/01/21		12,500,000	13,343,750
GCI, Inc. (WI)
8.62%	11/15/19		14,350,000	14,780,500
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[2]	5,230,000	5,517,650
7.50%	04/01/21	[2]	15,000,000	15,694,500
8.50%	11/01/19	[2]	18,735,000	20,186,963
Level 3 Financing, Inc.
7.00%	06/01/20		6,033,000	6,063,165
Level 3 Financing, Inc. (WI)
8.12%	07/01/19		6,665,000	7,048,237
9.38%	04/01/19		9,295,000	10,085,075
MetroPCS Wireless, Inc.
6.25%	04/01/21	[4]	7,375,000	7,540,937
6.62%	04/01/23	[4]	3,400,000	3,476,500
Nara Cable Funding Ltd. (Ireland)
8.88%	12/01/18	[2,4]	5,615,000	5,867,675
Qwest Corp.
7.25%	09/15/25		5,055,000	5,794,188
Sinclair Television Group, Inc.
5.38%	04/01/21		10,000,000	9,575,000
6.12%	10/01/22		7,640,000	7,640,000
Softbank Corp. (Japan)
4.50%	04/15/20	[2,4]	19,475,000	18,647,313

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 69

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Nextel Corp.
7.00%	03/01/20	[4]	$4,220,000	$4,568,150
9.00%	11/15/18	[4]	29,899,000	34,907,083
9.25%	04/15/22		13,820,000	17,102,250
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%	04/01/19	[4]	6,475,000	6,928,250
Univision Communications, Inc.
6.88%	05/15/19	[4]	4,900,000	5,132,750
7.88%	11/01/20	[4]	5,500,000	6,022,500
Visant Corp.
10.00%	10/01/17		8,475,000	7,860,563
Windstream Corp.
7.75%	10/15/20		14,230,000	14,799,200
7.75%	10/01/21		2,042,000	2,123,680
Windstream Corp. (WI)
7.50%	04/01/23		4,600,000	4,692,000

				351,715,250

Consumer Discretionary — 1.95%
Amsurg Corp.
5.62%	11/30/20		2,660,000	2,673,300
LKQ Corp.
4.75%	05/15/23	[4]	3,350,000	3,207,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
6.88%	02/15/21		4,000,000	4,210,000
7.12%	04/15/19		10,590,000	11,251,875
7.88%	08/15/19		945,000	1,034,775
9.00%	04/15/19		9,070,000	9,410,125
9.88%	08/15/19		1,000,000	1,072,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC (WI)
5.75%	10/15/20		4,300,000	4,343,000
Tempur-Pedic International, Inc.
6.88%	12/15/20	[4]	2,025,000	2,126,250

				39,329,450

Electric — 9.37%
AES Corp.
4.88%	05/15/23		6,620,000	6,206,250
AES Red Oak LLC, Series A
8.54%	11/30/19		1,940,859	2,047,607
Amerenenergy Generating Co.
6.30%	04/01/20		1,720,000	1,320,100
Amerenenergy Generating Co., Series F
7.95%	06/01/32		3,550,000	2,733,500
Amerenenergy Generating Co., Series H
7.00%	04/15/18		3,665,000	3,032,787

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Astoria Depositor Corp.
7.90%	05/01/21	[4]	$323,335	$316,868
Calpine Corp.
7.50%	02/15/21	[4]	5,100,000	5,469,750
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	4,415,044	2,450,349
DPL, Inc.
7.25%	10/15/21		22,223,000	23,111,920
Dynegy Escrow Holdings
0.00%	06/01/15	7,†	8,350,000	62,625
0.00%	01/01/50	7,†	23,846,000	476,920
Dynegy, Inc.
5.88%	06/01/23	[4]	10,570,000	9,724,400
Edison Mission Energy[6]
7.00%	05/15/17	[8]	22,535,000	12,760,444
7.20%	05/15/19	[8]	5,890,000	3,357,300
7.62%	05/15/27	[8]	14,845,000	8,387,425
7.75%	06/15/16	[8]	2,540,000	1,435,100
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	6,000,000	5,715,000
Energy Transfer Partners LP
3.29%	11/01/66	[3,4]	51,047,000	46,197,535
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	2,650,937	2,041,221
GenOn Americas Generation LLC
8.50%	10/01/21		11,979,000	12,937,320
9.12%	05/01/31		16,085,000	17,291,375
Homer City Generation LP (PIK)
8.73%	10/01/26		2,292,869	2,407,512
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		1,006,074	1,121,773
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17		4,202,634	4,622,898
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		12,358,925	13,780,201

				189,008,180

Energy — 22.08%
Approach Resources, Inc.
7.00%	06/15/21		5,500,000	5,568,750
Arch Coal, Inc.
7.00%	06/15/19		14,900,000	12,516,000
7.25%	10/01/20		1,250,000	1,037,500
Arch Coal, Inc. (WI)
8.75%	08/01/16		890,000	881,100
Chaparral Energy, Inc.
7.62%	11/15/22		1,359,000	1,392,975

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report June 2013

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
8.25%	09/01/21		$28,868,000	$30,527,910
9.88%	10/01/20		14,038,000	15,652,370
Chesapeake Energy Corp.
2.25%	12/15/38		15,215,000	13,408,219
2.50%	05/15/37		20,440,000	19,354,125
5.75%	03/15/23		2,425,000	2,461,375
Cimarex Energy Co.
5.88%	05/01/22		5,120,000	5,209,600
Concho Resources, Inc.
5.50%	04/01/23		16,615,000	16,448,850
Continental Resources, Inc.
5.00%	09/15/22		10,810,000	11,026,200
El Paso LLC, Series G (MTN)
7.75%	01/15/32		2,497,000	2,665,370
7.80%	08/01/31		8,739,000	9,273,669
8.05%	10/15/30		7,658,000	8,186,027
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		2,045,000	2,300,625
Linn Energy LLC/Linn Energy Finance Corp.
6.25%	11/01/19	[4]	2,400,000	2,292,000
8.62%	04/15/20		18,545,000	19,564,975
Newfield Exploration Co.
5.62%	07/01/24		7,585,000	7,428,559
6.88%	02/01/20		4,875,000	5,045,625
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[2,4]	11,000,000	10,477,500
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[2,4]	23,995,000	25,074,775
Parker Drilling Co.
9.12%	04/01/18		9,974,000	10,597,375
Peabody Energy Corp.
4.75%	12/15/41		29,295,000	20,645,153
Penn Virginia Corp.
8.50%	05/01/20	[4]	12,220,000	11,914,500
Plains Exploration & Production Co.
6.88%	02/15/23		17,950,000	19,233,317
QEP Resources, Inc.
5.25%	05/01/23		9,700,000	9,506,000
Quicksilver Resources, Inc.
7.00%	06/21/19	[3,4]	10,295,000	9,291,237
11.00%	07/01/21	[4]	4,700,000	4,100,750
Rosetta Resources, Inc.
5.62%	05/01/21		2,385,000	2,331,337
Sabine Pass Liquefaction LLC
5.62%	02/01/21	[4]	11,400,000	11,086,500
5.62%	04/15/23	[4]	4,765,000	4,514,837
Sabine Pass LNG LP
7.50%	11/30/16		22,540,000	24,399,550

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Sanchez Energy Corp.
7.75%	06/15/21	[4]	$4,400,000	$4,356,000
SandRidge Energy, Inc.
7.50%	03/15/21		9,170,000	8,803,200
8.12%	10/15/22		17,600,000	17,512,000
SM Energy Co.
5.00%	01/15/24	[4]	4,780,000	4,517,100
6.50%	11/15/21		8,055,000	8,498,025
6.50%	01/01/23		4,960,000	5,232,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.50%	07/01/21	[4]	10,340,000	10,520,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%	11/15/23	[4]	3,595,000	3,235,500
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%	04/01/20		7,040,000	7,180,800
Walter Energy, Inc.
8.50%	04/15/21	[4]	9,985,000	7,988,000
9.88%	12/15/20	[4]	14,150,000	12,381,250

				445,640,280

Entertainment — 0.74%
Carmike Cinemas, Inc.
7.38%	05/15/19		3,900,000	4,212,000
Regal Cinemas Corp.
8.62%	07/15/19		9,950,000	10,621,625

				14,833,625

Finance — 8.06%
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	2,379,865	2,513,893
Astoria Depositor Corp.
8.14%	05/01/21	[4]	27,758,000	27,480,420
Chase Capital II, Series B
0.77%	02/01/27	[3]	8,790,000	7,048,641
CIT Group, Inc.
4.25%	08/15/17		4,850,000	4,862,125
5.50%	02/15/19	[4]	15,015,000	15,578,063
6.62%	04/01/18	[4]	24,916,000	27,033,860
Citigroup, Inc.
0.82%	08/25/36	[3]	9,460,000	7,656,383
General Electric Capital Corp. (MTN)
0.76%	08/15/36	[3]	10,480,000	8,554,342
GMAC LLC
8.00%	11/01/31		1,125,000	1,350,000
International Lease Finance Corp.
7.12%	09/01/18	[4]	20,020,000	22,209,688

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 71

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[3]	$10,917,000	$8,804,637
JPMorgan Chase Capital XXI, Series U
1.22%	02/02/37	[3]	4,750,000	3,562,559
JPMorgan Chase Capital XXIII
1.28%	05/15/47	[3]	2,320,000	1,761,389
ZFS Finance USA Trust I
6.50%	05/09/37	[3,4]	10,154,000	10,890,165
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	12,450,000	13,414,875

				162,721,040

Food — 0.49%
Hawk Acquisition Sub, Inc.
4.25%	10/15/20	[4]	2,470,000	2,365,025
Post Holdings, Inc.
7.38%	02/15/22		6,990,000	7,514,250

				9,879,275

Health Care — 7.84%
Accellent, Inc.
8.38%	02/01/17		22,528,000	23,429,120
Alere, Inc.
7.25%	07/01/18	[4]	6,000,000	6,390,000
CHS/Community Health Systems, Inc.
5.12%	08/15/18		6,115,000	6,222,013
8.00%	11/15/19		17,685,000	18,922,950
DaVita, Inc.
5.75%	08/15/22		7,735,000	7,754,337
HCA, Inc.
7.25%	09/15/20		32,269,000	34,729,511
7.50%	12/15/23		3,965,000	4,143,425
HCA, Inc. (WI)
7.88%	02/15/20		5,648,000	6,096,310
Tenet Healthcare Corp.
4.50%	04/01/21	[4]	11,090,000	10,396,875
Valeant Pharmaceuticals International
6.75%	08/15/21	[4]	17,741,000	17,851,881
6.88%	12/01/18	[4]	500,000	515,000
7.00%	10/01/20	[4]	1,500,000	1,530,000
7.25%	07/15/22	[4]	2,900,000	2,954,375
VPII Escrow Corp. (Canada)
7.50%	07/15/21	[2,4]	16,610,000	17,315,925

				158,251,722

Homebuilding — 0.11%
Shea Homes LP/Shea Homes Funding Corp. (WI)
8.62%	05/15/19		2,150,000	2,305,875

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 5.48%
ARD Finance SA (PIK) (Luxembourg)
11.12%	06/01/18	[2,4]	$12,323,044	$13,216,465
Ardagh Packaging Finance PLC (Ireland)
9.12%	10/15/20	[2,4]	17,945,000	19,156,287
Ardagh Packaging Finance, PLC/Ardagh MP Holdings USA, Inc. (Ireland)
7.38%	10/15/17	[2,4]	1,760,000	1,878,800
Ball Corp.
4.00%	11/15/23		4,340,000	4,025,350
Bombardier, Inc. (Canada)
6.12%	01/15/23	[2,4]	4,700,000	4,676,500
BWAY Holding Co.
10.00%	06/15/18		6,015,000	6,616,500
Casella Waste Systems, Inc. (WI)
7.75%	02/15/19		3,300,000	3,135,000
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.38%	09/15/20	[4]	13,590,000	13,895,775
Cleaver-Brooks, Inc.
8.75%	12/15/19	[4]	2,575,000	2,710,187
MasTec, Inc.
4.88%	03/15/23		6,690,000	6,288,600
Maxim Crane Works LP
12.25%	04/15/15	[4]	22,275,000	23,500,125
NESCO LLC/NESCO Holdings Corp.
11.75%	04/15/17	[4]	10,484,000	11,427,560

				110,527,149

Information Technology — 2.33%
Audatex North America, Inc.
6.00%	06/15/21	[4]	5,600,000	5,614,000
First Data Corp.
7.38%	06/15/19	[4]	20,840,000	21,517,300
8.88%	08/15/20	[4]	4,370,000	4,785,150
Freescale Semiconductor, Inc.
5.00%	05/15/21	[4]	7,200,000	6,840,000
NXP BV/NXP Funding LLC (Netherlands)
3.75%	06/01/18	[2,4]	6,000,000	5,805,000
5.75%	03/15/23	[2,4]	2,450,000	2,511,250

				47,072,700

Insurance — 0.65%
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	12,850,000	13,163,219

Materials — 1.69%
ArcelorMittal (Luxembourg)
6.00%	03/01/21	[2]	3,000,000	3,012,494
6.75%	02/25/22	[2]	5,435,000	5,598,593

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report June 2013

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
10.35%	06/01/19	[2]	$18,825,000	$22,354,688
Hexion US Finance Corp. (WI)
6.62%	04/15/20		3,140,000	3,124,300

				34,090,075

Real Estate Investment Trust (REIT) — 0.54%
Realogy Corp.
7.62%	01/15/20	[4]	10,065,000	10,920,525

Services — 0.53%
Ceridian Corp.
8.88%	07/15/19	[4]	9,545,000	10,642,675

Transportation — 1.90%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.62%	01/15/21	[4]	7,282,000	7,209,180
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		4,651,732	4,930,835
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16		1,411,212	1,622,894
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		13,699,793	15,001,273
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16		1,236,566	1,366,406
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.65%	08/15/16	[3]	1,420,838	1,342,695
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		2,177,209	2,324,170
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		3,194,235	3,375,907
US Airways Pass-Through Trust, Series 2012, Class 2B
6.75%	06/03/21		1,100,000	1,149,500

				38,322,860

Total Corporates (Cost $1,697,447,265)				1,692,304,828

MORTGAGE-BACKED — 0.02%**
Non-Agency Mortgage-Backed — 0.02%
BHN I Mortgage Fund, Series 2000-1,
Class AF (Argentina)
8.00%	01/31/20	2,4,7,†	2,890	29

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset Backed Certificates, Series 2007-13, Class 2A1
1.09%	10/25/47	[3]	$507,795	$ 428,141
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.25%	05/25/37	[3]	6,095	6,028

				434,198

U.S. Agency Mortgage-Backed — 0.00%
Fannie Mae, Series 1993-225, Class SG
26.60%	12/25/13	[3]	3,619	3,797

Total Mortgage-Backed (Cost $368,062)				437,995

U.S. TREASURY SECURITIES — 0.29%**
U.S. Treasury Notes — 0.29%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
1.25%	04/15/14	[9]	5,215,000	5,812,061

Total U.S. Treasury Securities (Cost $5,851,173)

Total Bonds – 96.26% (Cost $1,965,785,542)				1,942,599,676

Issues			Shares	Value
COMMON STOCK — 0.84%
Electric — 0.84%
Dynegy, Inc.[6]			755,707	17,041,185

Total Common Stock (Cost $14,505,785)

Issues			Shares	Value
PREFERRED STOCK — 0.51%
Finance — 0.51%
Citigroup Capital XIII
0.05%			367,702	10,240,501

Total Preferred Stock (Cost $10,039,863)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 73

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 1.06%
Commercial Paper — 0.90%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[10]	08/07/13	[2]	$18,140,000	$18,136,059

Money Market Funds — 0.14%
Dreyfus Cash Advantage Fund
0.07%[11]			2,810,000	2,810,000

U.S. Treasury Bills — 0.02%
U.S. Treasury Bills
0.08%[10]	08/22/13		460,000	459,982

Total Short-Term Investments
(Cost $21,405,472)				21,406,041

Total Investments – 98.67%
(Cost $2,011,736,662)[1]				1,991,287,403

Cash and Other Assets, Less
Liabilities – 1.33%				26,859,063

Net Assets – 100.00%				$2,018,146,466

Notes:

[1]	Cost for federal income tax purposes is $2,011,972,921 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$46,132,389
Gross unrealized depreciation	(66,817,907)

Net unrealized depreciation	$(20,685,518)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2013.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $720,169,843, representing 35.68% of total net assets.

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/19/06	Boston Generating LLC, Term Loan, 1st Lien, 0.01%, 12/20/13	$214,955	$–	0.00%
02/15/13	Centaur Acquisition LLC, Term Loan, 1st Lien, 5.24%, 02/20/19	2,487,918	2,496,875	0.12%
02/15/13	Centaur Acquisition LLC, Term Loan, 2nd Lien, 0.00%, 02/15/20	990,372	1,013,750	0.05%
03/01/13	Cricket Communications, Inc., 4.75%, 03/08/20	1,985,471	1,988,120	0.10%
04/23/13	Dynegy, Inc., Term Loan B2, 1st Lien, 4.00%, 04/23/20	2,464,578	2,449,243	0.12%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
04/13/12	El Dorado, Secured Term Loan, 1st Lien, 0.00%, 04/03/17	$3,639,743	$3,670,243	0.18%
10/31/12	EP Energy LLC, Term Loan B2, 1st Lien, 4.50%, 04/30/19	3,246,938	3,261,603	0.16%
05/21/13	Equipower Resources Holdings, Term Loan, 1st Lien, 0.00%, 12/21/19	3,491,250	3,482,500	0.17%
10/12/12	Fortescue Metals Group Ltd., Term Loan, 5.25%, 10/18/17	22,225,115	22,205,265	1.10%
06/14/13	Harvey Gulf International Marine, Term Loan B, 1st Lien, 5.50%, 06/14/20	6,156,667	6,265,625	0.31%
05/09/13	La Frontera Generation LLC, Term Loan B, 1st Lien, 4.50%, 09/30/20	8,168,927	8,203,635	0.41%
08/05/10	MACH Gen LLC, Term Loan, 2nd Lien (PIK), 7.78%, 02/15/15	32,560,109	23,143,550	1.15%
03/28/13	Navistar, Inc., Term Loan B, 1st Lien, 5.75%, 08/17/17	10,000,018	10,034,400	0.50%
04/03/13	Panda Temple Power II LLC, 7.25%, 03/28/19	1,980,656	2,020,000	0.10%
05/06/13	Power Buyer LLC, Delayed Draw Term Loan, 1st Lien, 0.00%, 05/06/20	55,278	55,139	0.00%
05/06/13	Power Buyer LLC, Term Loan, 1st Lien, 4.25%, 05/06/20	442,281	441,111	0.02%
05/06/13	Power Buyer LLC, Term Loan, 2nd Lien, 8.25%, 11/06/20	5,402,526	5,332,500	0.27%
01/06/13	Sabine Oil & Gas NFR Energy, Term Loan, 2nd Lien, 8.75%, 12/31/18	9,411,944	9,500,000	0.47%
02/14/12	Schaeffler AG, Term Loan C2, 1st Lien, 4.25%, 01/27/17	17,030,367	17,051,000	0.84%
03/20/13	Sun Products Corp., Term Loan B, 1st Lien, 5.50%, 03/18/20	2,963,737	2,968,186	0.15%
12/15/10	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.72%, 10/10/17	48,358,895	46,595,068	2.31%
02/25/13	Topaz Power Holdings LLC, Term Loan, 1st Lien, 5.25%, 02/26/20	12,809,640	12,954,403	0.64%
12/14/12	USI Insurance Services LLC/Compass Investors, Inc., Term Loan, 5.25%, 12/27/19	5,942,296	6,005,462	0.30%
05/24/13	WNA Holdings, Term Loan, 2nd Lien, 8.50%, 12/07/20	990,056	1,010,000	0.05%

		$203,019,737	$192,147,678	9.52%

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report June 2013

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

[6]	Non-income producing security.

[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $4,209,817, which is 0.21% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Inflation protected security. Principal amount reflects original security face amount.

[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of June 30, 2013.

†

Fair valued security. The aggregate value of fair valued securities is $539,574, which is 0.03% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 75

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.05%
ASSET-BACKED SECURITIES — 9.53%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	$116,497	$107,143
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.31%	04/15/25	[2,3,4]	920,000	785,198
Arizona Educational Loan Marketing Corp., Series 2003-C, Class D
0.30%	03/01/38		200,000	191,000
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.88%	04/17/23	[2,3,4]	15,000	15,040
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	10,000	9,553
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	10,000	8,924
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	15,000	12,486
Ballyrock Ltd., Series 2005-3X, Class D
2.13%	07/25/17	[5]	1,258,492	1,221,078
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.42%	12/25/36	[2,3]	2,672,706	2,152,482
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.41%	03/25/37	[2,3]	2,464,298	1,954,007
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.43%	07/25/37	[2,3]	2,470,555	1,931,981
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27	[3]	115,901	117,475
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.47%	06/25/26	[2]	150,000	144,248
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.28%	12/26/24	[2]	35,195	34,532
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.07%	02/25/30	[2]	200,000	199,373
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27	[3,4]	326,667	323,442
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.67%	12/05/24	[2,3,4]	200,000	199,660
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	44,583	45,313

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	$92,500	$92,948
Educational Funding of the South, Inc., Series 2012-1, Class A
1.24%	03/25/36	[2]	221,556	223,066
Educational Services of America, Inc., Series 2012-2, Class A
0.92%	04/25/39	[2,3]	552,873	553,808
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.34%	05/25/23	[2,3]	466,901	463,928
GE Business Loan Trust, Series 2004-1, Class B
0.89%	05/15/32	[2,3]	60,893	50,325
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	1,240,858	1,198,157
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	2,180,296	2,053,429
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.44%	11/17/20	[2,3,4]	48,333	47,818
Goal Capital Funding Trust, Series 2006-1, Class A3
0.39%	11/25/26	[2]	500,000	492,256
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.12%	12/20/24	[2,3,4]	400,000	379,750
Hewett’s Island CLO V Ltd., Series 2006-5A, Class D (Cayman Islands)
1.72%	12/05/18	[2,3,4]	600,000	546,364
Jasper CLO Ltd., Series 2005-1A, Class A (Cayman Islands)
0.54%	08/01/17	[2,3,4]	388,141	383,421
LCM VI Ltd., Series 6A, Class A (Cayman Islands)
0.50%	05/28/19	[2,3,4]	525,000	502,173
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.43%	07/25/30	[2]	750,000	589,902
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3
3.70%	12/26/25	[2]	150,000	149,343
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.56%	02/25/36	[2,3]	150,000	105,000
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
0.72%	02/25/36	[2,3]	825,000	577,500
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.79%	10/27/36	[2,3]	308,475	303,973

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc.
1.03%	01/29/46	[2]	$135,000	$128,203
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.69%	11/20/23	[2,3,4]	200,000	199,687
Panthera Equipment Finance Axis, Series 2013-1
8.00%	02/25/22	†	667,783	667,781
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15	†	26,994	27,263
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.70%	11/08/24	[2,3,4]	250,000	249,774
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.54%	07/27/18	[2,3,4]	302,525	293,286
Scholar Funding Trust, Series 2011-A, Class A
1.18%	10/28/43	[2,3]	295,667	291,961
Scholar Funding Trust, Series 2012-B, Class A2
1.30%	03/28/46	[2,3]	150,000	149,022
SLC Student Loan Trust, Series 2006-2, Class A5
0.37%	09/15/26	[2]	175,000	168,348
SLM Student Loan Trust, Series 2003-11, Class A6
0.56%	12/15/25	[2,3]	250,000	247,549
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	1,800,000	1,519,469
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	1,800,000	1,524,364
SLM Student Loan Trust, Series 2006-9, Class A5
0.38%	01/26/26	[2]	200,000	193,645
SLM Student Loan Trust, Series 2007-3, Class A4
0.34%	01/25/22	[2]	215,000	205,212
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[2]	2,200,000	2,299,894
SLM Student Loan Trust, Series 2011-1, Class A2
1.34%	10/25/34	[2]	2,680,000	2,700,444
SLM Student Loan Trust, Series 2011-2, Class A2
1.39%	10/25/34	[2]	1,535,000	1,554,587
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.58%	10/20/23	[2,3,4]	75,000	74,790

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
1.70%	07/01/42	[2,3]	$100,000	$76,439
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.53%	04/16/22	[2,3,4]	20,000	19,982
TAL Advantage LLC, Series 2006-1, Class NOTE
0.38%	04/20/21	[2,3]	39,667	39,059
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	3,†	44,000	44,564
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.44%	05/15/20	[2,3,4]	81,458	80,417
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	40,000	40,054
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.37%	11/26/21	[2,3]	17,083	16,668
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.34%	02/26/19	[2,3]	71,250	70,359
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	54,363	55,329
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.37%	12/19/16	[2,3,4]	65,000	64,676

Total Asset-Backed Securities (Cost $31,744,554)				31,168,922

BANK LOANS — 0.41%*
Automotive — 0.15%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[2,5]	500,000	501,720

Electric — 0.19%
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[2,5]	615,385	612,311

Services — 0.07%
AABS Ltd., Series 2013-1, Class A (STEP)
4.88%	01/15/38	†	224,010	226,233

Total Bank Loans (Cost $1,342,422)				1,340,264

CORPORATES — 29.69%*
Automotive — 1.07%
Automotores Gildemeister SA (Chile)
6.75%	01/15/23	[3,4]	500,000	435,000
Daimler Finance North America LLC
0.88%	01/09/15	[2,3]	500,000	500,342

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 77

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Automotive (continued)
Ford Motor Co.
6.50%	08/01/18		$1,000,000	$1,130,900
Tenedora Nemak SA de CV (Mexico)
5.50%	02/28/23	[3,4]	1,500,000	1,447,500

				3,513,742

Banking — 4.94%
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14	[3,4]	125,000	128,759
Akbank TAS (Turkey)
5.00%	10/24/22	[3,4]	500,000	474,063
Akbank TAS, Series REGS (Turkey)
7.50%	02/05/18	[4]	377,000	182,763
Banco Davivienda SA (Colombia)
5.88%	07/09/22	[3,4]	900,000	902,250
Banco do Brasil SA/Cayman (Brazil)
6.25%	12/29/49	[2,3,4]	1,000,000	882,500
Bancolombia SA (Colombia)
5.12%	09/11/22	[4]	1,000,000	977,500
Bank of America Corp.
6.00%	09/01/17		75,000	84,150
Bank of America N.A. (BKNT)
0.55%	06/15/16	[2]	122,000	118,013
5.30%	03/15/17		275,000	298,512
6.10%	06/15/17		1,100,000	1,235,702
BBVA Bancomer SA/Texas (Mexico)
6.75%	09/30/22	[3,4]	1,200,000	1,299,000
CorpGroup Banking SA (Chile)
6.75%	03/15/23	[3,4]	1,500,000	1,533,750
Credit Bank of Moscow via CBOM Finance PLC (Ireland)
7.70%	02/01/18	[3,4]	900,000	918,000
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	1,425,000	1,519,366
Home Credit & Finance Bank OOO via Eurasia Capital SA (Luxembourg)
9.38%	04/24/20	[2,3,4]	500,000	512,500
National Australia Bank Ltd. (Australia)
1.60%	08/07/15	[4]	250,000	253,718
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	350,000	355,993
6.10%	06/10/23	[4]	975,000	916,443
6.12%	12/15/22	[4]	100,000	95,017
Sberbank of Russia via SB Capital SA (Luxembourg)
5.25%	05/23/23	[3,4]	1,500,000	1,425,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
VTB Bank OJSC via VTB Capital SA (Luxembourg)
6.95%	10/17/22	[3,4]	$1,000,000	$1,025,000
Yapi ve Kredi Bankasi AS (Turkey)
5.50%	12/06/22	[3,4]	1,100,000	1,031,250

				16,169,249

Communications — 1.67%
Cablevision Systems Corp.
5.88%	09/15/22		60,000	58,200
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%	06/01/20		560,000	611,800
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20		65,000	71,500
CenturyLink, Inc.
5.80%	03/15/22		70,000	69,475
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	480,000	517,200
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.25%	04/01/19	[4]	380,000	399,950
Qwest Corp.
7.25%	09/15/25		300,000	343,869
Sprint Nextel Corp.
7.00%	03/01/20	[3]	130,000	140,725
9.25%	04/15/22		810,000	1,002,375
VimpelCom Holdings BV (Netherlands)
5.95%	02/13/23	[3,4]	1,500,000	1,410,000
Windstream Corp. (WI)
8.12%	09/01/18		785,000	835,044

				5,460,138

Consumer Discretionary — 0.35%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.88%	08/15/19		500,000	547,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC (WI)
5.75%	10/15/20		150,000	151,500
Virgolino de Oliveira Finance Ltd. (Luxembourg)
10.50%	01/28/18	[3,4]	500,000	460,000

				1,159,000

Electric — 2.77%
Calpine Corp.
7.50%	02/15/21	[3]	350,000	375,375
DPL, Inc.
6.50%	10/15/16		545,000	570,887

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[3]	$171,000	$199,312
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	975,000	928,687
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	375,000	469,234
GenOn Americas Generation LLC
8.50%	10/01/21		150,000	162,000
9.12%	05/01/31		1,300,000	1,397,500
Hrvatska Elektroprivreda (Croatia)
6.00%	11/09/17	[3,4]	500,000	508,750
Instituto Costarricense de Electricidad (Costa Rica)
6.95%	11/10/21	[3,4]	1,520,000	1,622,600
Mexico Generadora de Energia S de RL (Mexico)
5.50%	12/06/32	[3,4]	1,500,000	1,440,000
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		97,429	108,634
MMG SA (AES El Salvador Trust II) (Panama)
6.75%	03/28/23	[3,4]	1,000,000	990,000
PNM Resources, Inc.
9.25%	05/15/15		200,000	227,000
Public Service Co. of New Mexico
5.35%	10/01/21		50,000	54,565

				9,054,544

Energy — 5.59%
Arch Coal, Inc.
7.00%	06/15/19		25,000	21,000
Bumi Investment Pte Ltd. (Singapore)
10.75%	10/06/17	[4]	200,000	148,500
Chaparral Energy, Inc.
8.25%	09/01/21		116,000	122,670
CNOOC Finance 2013 Ltd. (China)
1.12%	05/09/16	[4]	1,000,000	988,794
EDC Finance Ltd.
4.88%	04/17/20	[3]	1,000,000	917,500
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	160,000	159,970
4.00%	07/15/15	[3]	500,000	528,521
GeoPark Latin America Ltd., Agencia En Chile (Bermuda)
7.50%	02/11/20	[3,4]	600,000	627,000
KazMunayGas National Co. JSC (Kazakhstan)
4.40%	04/30/23	[3,4]	1,000,000	932,500
Newfield Exploration Co.
5.62%	07/01/24		165,000	161,597

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
6.88%	02/01/20		$125,000	$129,375
Novatek OAO via Novatek Finance Ltd. (Ireland)
4.42%	12/13/22	[3,4]	500,000	466,250
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[3,4]	1,400,000	1,333,500
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[3,4]	725,000	757,625
Peabody Energy Corp.
4.75%	12/15/41		900,000	634,260
Pertamina Persero PT (Indonesia)
4.30%	05/20/23	[3,4]	1,500,000	1,395,000
Petrobras Global Finance BV (Netherlands)
2.41%	01/15/19	[2,4]	1,200,000	1,175,714
4.38%	05/20/23	[4]	1,000,000	918,871
Petroleos de Venezuela SA, Series REGS (Venezuela)
8.50%	11/02/17	[4]	1,600,000	1,470,000
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	142,500	144,236
Plains Exploration & Production Co.
6.88%	02/15/23		900,000	964,345
QGOG Constellation SA (Luxembourg)
6.25%	11/09/19	[3,4]	1,500,000	1,500,000
Sabine Pass LNG LP
7.50%	11/30/16		1,550,000	1,677,875
SandRidge Energy, Inc.
8.12%	10/15/22		550,000	547,250
SM Energy Co.
6.50%	01/01/23		165,000	174,075
Southern Natural Gas Co. LLC
8.00%	03/01/32		100,000	132,419
Tennessee Gas Pipeline Co.
8.00%	02/01/16		225,000	261,758

				18,290,605

Finance — 4.06%
Astoria Depositor Corp.
8.14%	05/01/21	[3]	440,000	435,600
Banco BTG Pactual SA/Cayman Islands (Brazil)
4.00%	01/16/20	[3,4]	500,000	436,250
CIT Group, Inc.
6.62%	04/01/18	[3]	1,000,000	1,085,000
Citigroup, Inc.
0.82%	08/25/36	[2]	1,050,000	849,810
1.98%	05/15/18	[2]	425,000	437,905
4.59%	12/15/15		125,000	133,569
6.12%	05/15/18		100,000	114,596

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 79

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC
3.88%	01/15/15		$400,000	$412,451
General Electric Capital Corp. (MTN)
0.76%	08/15/36	[2]	1,585,000	1,293,763
4.65%	10/17/21		70,000	74,142
Goldman Sachs Group, Inc.
5.95%	01/18/18		75,000	83,997
Grupo Aval Ltd. (Cayman Islands)
4.75%	09/26/22	[3,4]	1,100,000	1,061,500
Industrial Senior Trust (Cayman Islands)
5.50%	11/01/22	[3,4]	600,000	571,500
International Lease Finance Corp.
6.50%	09/01/14	[3]	175,000	182,000
6.75%	09/01/16	[3]	400,000	432,600
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	225,000	181,464
JPMorgan Chase Capital XXI, Series U
1.22%	02/02/37	[2]	910,000	682,511
JPMorgan Chase Capital XXIII
1.28%	05/15/47	[2]	1,500,000	1,138,829
KKR Group Finance Co. LLC
6.38%	09/29/20	[3]	400,000	455,309
Macquarie Bank Ltd. (Australia)
5.00%	02/22/17	[3,4]	170,000	182,915
6.62%	04/07/21	[3,4]	1,074,000	1,138,137
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	659,862
Reckson Operating Partnership LP
5.00%	08/15/18		145,000	155,799
Schahin II Finance Co. SPV Ltd. (Cayman Islands)
5.88%	09/25/22	[3,4]	981,333	981,333
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	100,000	107,750

				13,288,592

Food — 0.29%
Pesquera Exalmar SAA (Peru)
7.38%	01/31/20	[3,4]	500,000	475,000
Tonon Bioenergia SA (Brazil)
9.25%	01/24/20	[3,4]	500,000	470,000

				945,000

Health Care — 1.23%
CHS/Community Health Systems, Inc.
5.12%	08/15/18		225,000	228,937
8.00%	11/15/19		175,000	187,250
DaVita, Inc.
5.75%	08/15/22		120,000	120,300

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
7.25%	09/15/20		$775,000	$834,094
Tenet Healthcare Corp.
4.50%	04/01/21	[3]	1,000,000	937,500
VPII Escrow Corp. (Canada)
7.50%	07/15/21	[3,4]	1,650,000	1,720,125

				4,028,206

Industrials — 1.11%
Cemex Espana Luxembourg (Spain)
9.88%	04/30/19	[3,4]	1,200,000	1,326,654
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	200,000	203,157
4.88%	07/15/21	[3,4]	700,000	747,469
Maxim Crane Works LP
12.25%	04/15/15	[3]	350,000	369,250
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23	[3,4]	325,000	307,234
Sydney Airport Finance Co., Pty Ltd. (Australia)
5.12%	02/22/21	[3,4]	660,000	692,756

				3,646,520

Information Technology — 0.27%
First Data Corp.
7.38%	06/15/19	[3]	850,000	877,625

Insurance — 0.42%
Farmers Exchange Capital
7.20%	07/15/48	[3]	150,000	177,089
Farmers Insurance Exchange
6.00%	08/01/14	[3]	200,000	208,087
8.62%	05/01/24	[3]	40,000	51,986
Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	500,000	487,443
1.70%	06/29/15	[3]	175,000	177,833
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	250,000	256,094

				1,358,532

Materials — 2.36%
ArcelorMittal (Luxembourg)
6.75%	02/25/22	[4]	240,000	247,224
Barrick Gold Corp.
4.10%	05/01/23	[3]	900,000	759,722
Cia. Minera Milpo SAA (Peru)
4.62%	03/28/23	[3,4]	1,500,000	1,395,000
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands)
4.88%	10/07/20	[4]	500,000	423,120

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Metalloinvest Finance Ltd. (Ireland)
5.62%	04/17/20	[3,4]	$1,000,000	$935,000
Mexichem SAB de CV (Mexico)
6.75%	09/19/42	[3,4]	500,000	500,000
Samarco Mineracao SA (Brazil)
4.12%	11/01/22	[3,4]	1,000,000	912,500
Southern Copper Corp.
5.25%	11/08/42		750,000	618,593
Vale Overseas Ltd. (Cayman Islands)
6.88%	11/21/36	[4]	125,000	127,186
Vedanta Resources PLC (United Kingdom)
8.25%	06/07/21	[3,4]	1,500,000	1,522,500
Xstrata Finance Canada Ltd. (Canada)
4.95%	11/15/21	[3,4]	271,000	262,802

				7,703,647

Real Estate Investment Trust (REIT) — 2.59%
Boston Properties LP
5.88%	10/15/19		200,000	230,990
Country Garden Holdings Co. Ltd. (Cayman Islands)
11.12%	02/23/18	[3,4]	1,100,000	1,207,250
Duke Realty LP
5.40%	08/15/14		160,000	166,468
Essex Portfolio LP
3.62%	08/15/22		250,000	244,102
HCP, Inc.
3.75%	02/01/19		210,000	215,735
5.62%	05/01/17		100,000	111,271
Health Care REIT, Inc.
6.12%	04/15/20		290,000	329,905
Healthcare Realty Trust, Inc.
5.75%	01/15/21		250,000	273,363
6.50%	01/17/17		875,000	979,031
Highwoods Realty LP
7.50%	04/15/18		800,000	941,816
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	1,072,945
Post Apartment Homes LP
3.38%	12/01/22		100,000	93,601
4.75%	10/15/17		270,000	291,242
SL Green Realty Corp./SL Green Operating Partnership
7.75%	03/15/20		1,025,000	1,223,267
WEA Finance LLC/WCI Finance LLC
5.70%	10/01/16	[3]	125,000	139,792
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	150,000	163,967
6.75%	09/02/19	[3]	550,000	650,386

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
7.50%	06/02/14	[3]	$125,000	$132,809

				8,467,940

Transportation — 0.97%
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21		67,629	71,856
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		118,354	126,305
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20		1,025,185	1,114,889
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		75,000	77,484
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		373,178	408,630
Georgian Railway JSC (Georgia)
7.75%	07/11/22	[4]	800,000	878,000
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.72%	11/15/16	[2]	250,000	225,937
JetBlue Airways, Series 2004-1, Class G-2 Pass-Through Trust
0.69%	03/15/14	[2]	130,000	127,201
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		124,775	131,871

				3,162,173

Total Corporates (Cost $99,892,748)				97,125,513

FOREIGN GOVERNMENT OBLIGATIONS — 2.95%
Foreign Government Obligations — 2.95%
Argentine Republic Government International Bond, Series 1 (Argentina)
8.75%	06/02/17	[4]	500,000	383,750
Brazil Minas SPE via State of Minas Gerais (Brazil)
5.33%	02/15/28	[3,4]	1,500,000	1,485,000
Kommunalbanken AS (Norway)
0.24%	08/28/14	[2,3,4]	710,000	709,688
Mexican Bonos, Series M (Mexico)
6.50%	06/10/21	[4]	6,220,000	508,547
7.75%	11/13/42	[4]	7,800,000	649,257
Romanian Government International Bond (Romania)
4.38%	08/22/23	[3,4]	500,000	475,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 81

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Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Russian Federal Bond - OFZ (Russia)
7.35%	01/20/16	[4]	$21,000,000	$655,035
Rwanda International Government Bond (Rwanda)
6.62%	05/02/23	[3,4]	1,500,000	1,350,000
Slovenia Government International Bond (Slovenia)
5.50%	10/26/22	[3,4]	1,500,000	1,398,750
South Africa Government Bond, Series R186 (South Africa)
10.50%	12/21/26	[4]	8,000,000	990,194
Ukraine Government International Bond (Ukraine)
7.80%	11/28/22	[3,4]	300,000	270,188
Venezuela Government International Bond, Series REGS (Venezuela)
8.25%	10/13/24	[4]	1,000,000	780,000

Total Foreign Government Obligations (Cost $10,637,467)				9,655,409

MORTGAGE-BACKED — 46.38%**
Commercial Mortgage-Backed — 13.31%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-1, Class A4
4.76%	11/10/39		1,354,436	1,365,102
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3
4.51%	12/10/42		109,108	109,499
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A4
5.28%	11/10/42	[2]	565,468	573,091
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.36%	09/10/47	[2]	105,000	113,090
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		524,793	530,872
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2
5.86%	06/10/49	[2]	56,567	56,593
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.51%	11/25/35	[2,3]	362,374	288,284
Bayview Commercial Asset Trust, Series 2006-1A, Class A1
0.46%	04/25/36	[2,3]	2,162,900	1,698,438
Bayview Commercial Asset Trust 2004-2 A
0.62%	08/25/34	[2,3]	1,361,695	1,257,004

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	$1,282,401	$1,319,201
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWRC, Class A4
4.72%	02/11/41		88,790	90,105
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T14, Class A4
5.20%	01/12/41	[2]	806,623	822,538
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A3
5.21%	12/11/38		1,155,000	1,164,760
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11, Class A2
5.56%	03/11/39	[2]	257,083	256,993
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[2]	120,000	131,784
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3
5.74%	06/11/50		1,150,703	1,196,559
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49		125,313	126,275
COMM Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		1,251,463	1,262,426
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	654,000	698,588
Credit Suisse First Boston Commercial Mortgage Trust, Series 2004-C3, Class A5
5.11%	07/15/36	[2]	1,380,000	1,420,799
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38	[2]	1,258,314	1,315,313
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38	[2]	65,000	69,415
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40	[2]	76,662	82,480
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		470,000	497,529

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2003-1, Class B
1.49%	04/15/31	[2,3]	$34,878	$30,714
GE Business Loan Trust, Series 2003-2A, Class A
0.56%	11/15/31	[2,3]	1,653,593	1,596,293
GE Business Loan Trust, Series 2004-2A, Class C
1.04%	12/15/32	[2,3]	72,000	57,600
GE Business Loan Trust, Series 2006-2A, Class A
0.37%	11/15/34	[2,3]	3,310,364	3,034,135
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.06%	07/10/38	[2]	1,270,000	1,407,608
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44		163,000	166,311
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4
5.33%	08/12/40	[2]	25,061	25,064
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
4.65%	01/12/37		449,259	450,671
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37		90,000	96,033
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		524,791	528,153
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A
4.94%	08/15/42	[2]	1,570,000	1,676,600
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3
5.40%	12/15/44	[2]	900,000	917,503
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB
5.51%	12/12/44	[2]	200,448	211,488
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class ASB
5.42%	12/12/43		140,440	148,527
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45		175,000	192,839

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class ASB
5.88%	02/12/49	[2]	$277,688	$299,974
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB
5.86%	02/15/51		503,994	547,620
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%	08/15/46		1,355,000	1,415,007
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A
4.48%	10/15/29		222,053	230,735
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4
5.24%	11/12/35	[2]	321,928	324,094
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4
5.05%	07/12/38	[2]	120,000	128,783
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44	[2]	53,447	57,909
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,265,810
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,173,673
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		145,000	152,341
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A
5.23%	09/15/42	[2]	831,650	887,269
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		125,000	132,967
Morgan Stanley Capital I, Series 2006-IQ12, Class A4
5.33%	12/15/43		100,000	110,673
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.16%	10/12/52	[2]	295,000	319,298
Morgan Stanley Capital I, Series 2006-T23, Class A2
5.75%	08/12/41	[2]	28,175	28,241
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.99%	08/12/41	[2]	940,000	1,049,470
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.82%	06/11/42	[2]	1,100,000	1,250,040

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 83

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49		$90,000	$94,233
RBSCF Trust, Series 2010-MB1, Class A2
3.69%	04/15/24	[3]	1,265,000	1,312,382
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	132,973	133,372
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	595,000	636,375
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,309,254
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	1,100,000	1,164,285
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		110,000	113,478
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,300,000	1,316,539
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,105,963

				43,546,062

Non-Agency Mortgage-Backed — 26.37%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,3]	46,331	46,725
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.42%	09/25/35	[2]	958,262	924,151
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.38%	05/25/47	[2]	964,110	676,619
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		940,664	1,012,171
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		956,455	1,024,066
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		934,835	1,032,673
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		303,882	304,078
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.41%	07/20/36	[2]	1,260,812	1,121,695

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[3]	$1,746,970	$1,868,839
BCAP LLC Trust, Series 2013-RR2, Class 6A1
3.00%	06/26/37	[2,3]	1,053,307	1,054,248
BCAP LLC Trust, Series 2013-RR3, Class 8A1
0.34%	05/25/37	[2,3]	1,000,000	966,760
BCAP LLC Trust, Series 2013-RR4, Class 3A1
0.34%	05/26/37	[2,3]	1,250,000	1,203,992
Bear Stearns Alt-A Trust, Series 2005-7, Class 25A1
2.81%	09/25/35	[2]	137,914	103,943
Bear Stearns Asset Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35		1,649,173	1,644,049
Bear Stearns Asset Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		466,025	416,820
Centex Home Equity, Series 2005-D, Class M1
0.62%	10/25/35	[2]	350,000	337,756
Citicorp Mortgage Securities, Inc., Series 2005-8, Class 1A2
5.50%	11/25/35		64,094	63,682
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.45%	11/25/35	[2]	169,724	115,206
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1
0.84%	08/25/35	[2]	1,220,000	1,187,806
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.34%	08/25/36	[2]	400,419	376,839
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.37%	03/25/37	[2]	1,500,000	1,363,645
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 5A (STEP)
9.38%	03/25/37	[3]	290,000	312,421
Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A
5.53%	06/25/36	[2]	1,389,676	1,266,609
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		97,828	105,361
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A
4.96%	03/25/47	[2]	126,052	122,648

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.99%	11/20/34	[2]	$238,217	$220,715
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.48%	02/25/35	[2]	101,271	72,180
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.49%	05/25/35	[2]	128,273	108,751
Credit Suisse Commercial Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		839,777	814,294
Credit Suisse First Boston Commercial Mortgage Trust, Series 2005-11, Class 1A1
6.50%	12/25/35		1,145,651	909,744
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.37%	06/25/34	[2]	1,199,788	1,189,940
Credit Suisse Mortgage Capital Certificates, Series 2013-3R, Class 5A1
2.77%	10/27/36	[2,3]	1,136,263	1,134,041
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
4.08%	12/25/36		1,000,000	638,404
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
4.64%	01/25/37		335,979	159,855
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.15%	02/25/37		1,710,000	1,323,773
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.52%	03/25/37		2,738,581	1,537,577
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	344,125	344,800
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	1,050,844	1,050,486
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.48%	10/19/45	[2]	275,403	220,344
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.39%	10/19/36	[2]	1,083,422	880,172

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.33%	04/19/48	[2]	$1,231,337	$910,856
Equifirst Loan Securitization Trust, Series 2007-1, Class A2B
0.38%	04/25/37	[2]	330,000	188,468
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M2 (STEP)
5.98%	03/25/25		158,578	163,710
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2B
0.29%	03/25/37	[2]	1,303,380	712,901
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.35%	10/25/36	[2]	2,085,411	1,360,400
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA7, Class 1A1
2.34%	02/25/35	[2]	243,679	233,595
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.31%	09/25/34	[2]	431,294	425,513
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.63%	10/25/34	[2]	238,456	227,937
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.60%	10/25/35	[2]	467,776	396,156
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.52%	08/25/37	[2]	489,936	397,918
GE Business Loan Trust, Series 2007-1A, Class A
0.36%	04/16/35	[2,3]	2,546,651	2,364,452
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	49,439	54,730
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.37%	01/25/47	[2]	751,784	660,600
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42		203,531	203,392
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.42%	03/25/36	[2]	1,480,073	1,171,845
GSAA Trust, Series 2006-2, Class 2A3
0.46%	12/25/35	[2]	500,000	486,124
GSAMP Trust, Series 2006-FM3, Class A2C
0.39%	11/25/36	[2]	2,066,308	1,112,623
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		372,046	381,883

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 85

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.31%	09/25/35	[2,6]	$171,269	$20,018
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.88%	04/25/36	[2]	765,613	705,396
Home Equity Loan Trust, Series 2007-2, Class A3V
0.41%	07/20/36	[2]	329,558	326,470
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.70%	09/25/35	[2]	828,088	727,921
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.74%	05/25/36	[2]	317,156	234,455
Indymac INDX Mortgage Loan Trust, Series 2005-AR19, Class A1
4.92%	10/25/35	[2]	1,775,998	1,493,344
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		122,808	127,062
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.02%	08/25/35	[2]	201,740	186,338
JPMorgan Mortgage Trust, Series 2005-S2, Class 2A9
5.50%	09/25/35		675,168	672,689
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.85%	05/25/36	[2]	146,973	116,052
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		1,719,585	1,719,542
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		1,749,504	1,739,406
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		43,431	43,621
Lehman XS Trust, Series 2005-4, Class 1A3
0.59%	10/25/35	[2]	410,620	392,362
Lehman XS Trust, Series 2006-18N, Class A2A
0.34%	12/25/36	[2]	1,009,723	833,319
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.41%	05/25/37	[2]	1,048,480	888,005
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.67%	10/25/34	[2]	634,184	612,125
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.17%	04/25/34	[2]	230,945	221,067

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
2.65%	02/25/36	[2]	$526,112	$487,314
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.30%	03/25/47	[2]	397,818	385,066
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4
0.47%	05/25/37	[2]	2,650,000	1,606,654
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.52%	04/25/37	[2]	883,581	163,286
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.36%	05/25/37	[2]	674,029	413,706
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.44%	07/25/37	[2]	2,101,096	1,161,416
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		122,312	151,114
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.20%	09/25/34	[2]	1,714,959	1,602,263
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.47%	11/25/35	[2]	514,859	481,791
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		768,484	733,879
Morgan Stanley Reremic Trust, Series 2013-R3, Class 12A
2.89%	01/26/47	[2,3]	1,084,923	1,087,061
MortgageIT Trust, Series 2005-4, Class A1
0.47%	10/25/35	[2]	1,677,087	1,458,183
MortgageIT Trust, Series 2005-5, Class A1
0.45%	12/25/35	[2]	1,640,791	1,443,229
New York Mortgage Trust, Series 2005-3, Class A1
0.43%	02/25/36	[2]	183,157	166,890
RAAC Series, Series 2005-SP1, Class 4A1
7.00%	09/25/34		396,173	425,756
RAAC Series, Series 2007-SP1, Class A2
0.54%	03/25/37	[2]	145,731	143,659
RBSSP Resecuritization Trust, 009-3, Series 2009-3, Class 1A3
5.50%	11/26/35	[2,3]	34,078	33,998
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.08%	04/25/35	[2]	736,894	708,262
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.45%	07/25/35	[2]	1,605,033	1,269,987

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2006-Q09, Class 1A4A
0.36%	12/25/46	[2]	$435,602	$364,646
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1
5.75%	09/25/21		673,321	646,672
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[2,6]	7,827,723	89,150
Residential Asset Mortgage Products, Inc., Series 2006-RS3, Class A3
0.39%	05/25/36	[2]	244,004	228,806
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.79%	10/25/34	[2]	36,576	25,293
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.51%	01/25/36	[2]	1,500,000	1,360,407
Residential Asset Securities Corp., Series 2006-EMX1, Class A2
0.42%	01/25/36	[2]	206,397	200,015
Residential Funding Mortgage Securities I, Series 2007-SA2, Class 1A
3.42%	04/25/37	[2]	750,960	501,237
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.42%	02/25/37	[2]	2,188,254	1,011,989
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.34%	12/25/36	[2]	2,205,491	1,102,576
SLM Student Loan Trust, Series 2012-7, Class A3
0.84%	05/26/26	[2]	200,000	198,711
Soundview Home Equity Loan Trust, Series 2007-WMC1, Class 3A3
0.45%	02/25/37	[2]	1,423,035	591,507
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.35%	12/25/36	[2]	469,958	342,192
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.08%	05/25/36	[2]	623,782	396,294
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.40%	05/25/46	[2]	165,336	102,515
Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A1
5.50%	04/25/35		621,871	621,301
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
2.77%	06/25/32	[2]	218,549	205,782

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
2.58%	11/25/33	[2]	$327,748	$325,491
Structured Asset Securities Corp., Series 2005-2XS, Class 2A2
1.70%	02/25/35	[2]	259,368	249,345
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32		43,823	44,347
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A2
0.30%	01/25/37	[2]	2,784,071	1,472,910
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
0.55%	11/25/34	[2]	610,164	573,978
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.61%	05/25/44	[2]	351,931	325,009
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.51%	01/25/45	[2]	450,495	418,734
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.51%	08/25/45	[2]	1,541,699	1,393,683
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.45%	10/25/35	[2]	385,000	347,496
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.48%	10/25/45	[2]	831,945	756,676
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.88%	12/25/35	[2]	130,018	119,021
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.42%	04/25/45	[2]	756,581	659,742
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.48%	07/25/45	[2]	754,658	654,962
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.51%	07/25/45	[2]	685,091	633,849
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.29%	03/25/37	[2]	398,323	298,443
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.92%	02/25/47	[2]	716,010	414,216
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		147,876	138,244

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 87

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Asset-Backed Securities, Series 2007-1, Class A3
0.51%	03/25/37	[2]	$4,690,000	$2,899,686
Wells Fargo Home Equity Trust, Series 2006-2, Class A3
0.33%	07/25/36	[2]	99,065	98,076
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2
2.60%	07/25/36	[2]	291,332	257,461
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1
2.63%	10/25/36	[2]	532,956	477,341

				86,241,490

U.S. Agency Mortgage-Backed — 6.70%
Fannie Mae Pool AD0150
5.18%	05/01/19		336,797	383,864
Fannie Mae Pool AD0791
4.76%	02/01/20		341,149	384,891
Fannie Mae Pool AD0825
4.59%	02/01/20		227,963	258,515
Fannie Mae Pool AD0851
4.37%	02/01/20		480,930	535,616
Fannie Mae Pool AE0134
4.40%	02/01/20		740,000	816,008
Fannie Mae Pool AE0600
3.98%	11/01/20		308,106	335,947
Fannie Mae Pool AE0918
3.66%	10/01/20		370,398	393,768
Fannie Mae Pool AL0151
4.38%	04/01/21		485,709	539,633
Fannie Mae Pool AL0600
4.30%	07/01/21		138,968	154,199
Fannie Mae Pool AL2293
4.38%	06/01/21		1,540,528	1,699,509
Fannie Mae Pool AL3594
2.70%	04/01/23		1,453,203	1,410,641
Fannie Mae Pool FN0000
3.58%	09/01/20		483,255	511,577
Fannie Mae Pool FN0002
3.31%	12/01/17		1,673,209	1,787,762
Fannie Mae Pool FN0004
3.63%	12/01/20		927,144	986,068
Fannie Mae Pool FN0005
3.38%	11/01/20		790,330	825,237
Fannie Mae REMICS, Series 2003-64, Class KS
9.39%	07/25/18	[2]	30,240	33,267

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
6.41%	03/25/36	[2]	$4,754,748	$720,360
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.86%	06/25/37	[2]	255,616	32,572
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
6.26%	04/25/37	[2]	3,787,843	637,853
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
6.01%	07/25/38	[2]	1,355,968	177,070
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.41%	10/25/40	[2]	302,262	39,132
Fannie Mae, Series 2006-11, Class PS
23.86%	03/25/36	[2]	79,527	107,545
Fannie Mae, Series 2007-77, Class SK (IO)
5.68%	08/25/37	[2]	477,630	60,251
Fannie Mae, Series 2008-18, Class SM (IO)
6.81%	03/25/38	[2]	291,410	40,299
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38		165,184	7,455
Fannie Mae, Series 2010-M1, Class A2
4.45%	09/25/19		1,250,000	1,373,955
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	602,462	601,374
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[2]	337,694	330,835
Fannie Mae-Aces, Series 2011-M1, Class A3
3.76%	06/25/21		600,000	628,900
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2
3.87%	04/25/21		930,000	988,612
Freddie Mac REMICS, Series 2711, Class FA
1.19%	11/15/33	[2]	279,685	283,333
Freddie Mac REMICS, Series 2733, Class FB
0.79%	10/15/33	[2]	545,000	551,607
Freddie Mac REMICS, Series 3001, Class HS
16.27%	02/15/35	[2]	58,736	69,634
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		1,432,044	1,577,237
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.70%	01/15/38	[2]	299,117	45,651
Freddie Mac REMICS, Series 3417, Class FA
0.69%	11/15/37	[2]	73,724	74,418

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3828, Class TF
0.59%	04/15/29	[2]	$515,408	$517,982
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.42%	04/15/42	[2]	687,946	98,410
Freddie Mac, Series 3262, Class KS (IO)
6.22%	01/15/37	[2]	238,744	29,231
Freddie Mac, Series 3339, Class JS
41.58%	07/15/37	[2]	66,094	131,319
Freddie Mac, Series 3439, Class SC (IO)
5.71%	04/15/38	[2]	245,281	32,599
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[7]	108,261	98,264
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		585,000	554,338
Ginnie Mae II Pool MA0243
2.00%	07/20/42	[2]	547,881	568,941
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		338,733	78,003
Ginnie Mae, Series 2011-50, Class PS (IO)
5.91%	02/20/41	[2]	431,370	66,828
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		884,274	124,879
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	3,718,372	57,353
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	8,218,329	117,509
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		386,692	39,177

				21,919,428

Total Mortgage-Backed
(Cost $152,268,433)				151,706,980

MUNICIPAL BONDS — 0.81%*
California — 0.17%
State of California, Build America Bonds
5.70%	11/01/21		175,000	200,147
6.65%	03/01/22		150,000	177,665
7.95%	03/01/36		150,000	178,157

				555,969

Illinois — 0.64%
City of Chicago, Refunding Taxable Project, Series E
6.05%	01/01/29		300,000	327,939
State of Illinois, Build America Bonds
6.20%	07/01/21		75,000	82,253
State of Illinois, Taxable Bonds
4.95%	06/01/23		1,100,000	1,091,816

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois, Taxable-Pension
4.35%	06/01/18		$565,000	$590,317

				2,092,325

Total Municipal Bonds
(Cost $2,708,459)				2,648,294

U.S. AGENCY SECURITIES — 1.38%
U.S. Agency Securities — 1.38%
Fannie Mae
0.50%	01/15/16		1,150,000	1,145,062
0.50%	01/29/16		1,250,000	1,245,710
Freddie Mac
0.50%	09/14/15		1,440,000	1,439,182
0.60%	03/28/16		705,000	701,216
Total U.S. Agency Securities
(Cost $4,543,874)				4,531,170

U.S. TREASURY SECURITIES — 2.90%
U.S. Treasury Notes — 2.90%
U.S. Treasury Notes
0.75%	08/15/13		2,380,000	2,382,044
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[8]	1,540,000	1,694,682
1.25%	04/15/14	[8]	2,505,000	2,791,796
2.00%	01/15/14	[8]	505,000	644,777
2.00%	07/15/14	[8]	1,545,000	1,968,828

Total U.S. Treasury Securities
(Cost $9,588,190)				9,482,127

Total Bonds – 94.05%
(Cost $312,726,147)				307,658,679

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.94%
Commercial Paper — 1.35%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[9]	08/07/13	[4]	1,390,000	1,389,698
Macquarie Bank Ltd. (Australia)
0.32%[9]	10/24/13	[3,4]	1,815,000	1,813,346
RBS Holdings USA, Inc.
0.35%[9]	08/20/13		1,215,000	1,214,656

				4,417,700

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 89

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 2.02%
Dreyfus Cash Advantage Fund
0.07%[10]			$3,303,000	$3,303,000
DWS Money Market Series Institutional Funds
0.07%[10]			3,303,000	3,303,000

				6,606,000

U.S. Agency Discount Notes — 4.37%
Federal Home Loan Bank
0.06%[9]	07/19/13		7,900,000	7,899,881
0.12%[9]	07/19/13		3,275,000	3,274,951
Freddie Mac
0.07%[9]	09/09/13		3,130,000	3,129,818

				14,304,650

U.S. Treasury Bills — 0.20%
U.S. Treasury Bills
0.04%[9]	08/22/13	[11]	285,000	284,989
0.05%[9]	08/22/13	[11]	15,000	14,999
0.06%[9]	08/22/13	[11]	105,000	104,996
0.08%[9]	08/22/13	[11]	245,000	244,990

				649,974

Total Short-Term Investments
(Cost $25,977,284)				25,978,324

Total Investments – 101.99%
(Cost $338,703,431)[1]				333,637,003

Liabilities in Excess of Other
Assets – (1.99)%				(6,513,047)

NET ASSETS – 100.00%				$327,123,956

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
44	U.S. Treasury Five Year Note,
	Expiration September 2013	$ 66,241
502	U.S. Treasury Ten Year Note,
	Expiration September 2013	1,472,540
16	U.S. Treasury Thirty Year Long Bond,
	Expiration September 2013	78,330

	Net unrealized appreciation	$1,617,111

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 06/20/17. Counterparty: JPMorgan Chase & Co.
06/20/17	$(37,435)	$594	$68,643	$31,208

	$(37,435)	$594	$68,643	$31,208

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $338,710,886 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$3,202,676
Gross unrealized depreciation	(8,276,559)

Net unrealized depreciation	$(5,073,883)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $102,834,736, representing 31.44% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
04/25/13	Ballyrock Ltd., Series 2005-3X, Class D, 2.13%, 07/25/17	$1,225,270	$1,221,078	0.37%
04/23/13	Dynegy, Inc., Term Loan B2, 1st Lien, 4.00%, 04/23/20	616,159	612,311	0.19%
03/28/13	Navistar, Inc., Term Loan B, 1st Lien, 5.75%, 08/17/17	500,018	501,720	0.15%
		$2,341,447	$2,335,109	0.71%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $109,168, which is 0.03% of total net assets.
[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2013.
[8]	Inflation protected security. Principal amount reflects original security face amount.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of June 30, 2013.

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report June 2013

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $649,974.

†

Fair valued security. The aggregate value of fair valued securities is $996,804, which is 0.30% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 91

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.95%
ASSET-BACKED SECURITIES — 15.00%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.50%	06/14/37	[2,3]	$774,707	$712,498
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	500,000	498,159
AMURF, Series 2012, Class B
11.00%	12/17/17	5,†	911,114	911,112
AMURF, Series 2012-I, Class A
14.00%	10/15/16	5,†	806,001	805,921
ARES CLO Ltd., Series 2013-1A, Class E (Cayman Islands)
5.31%	04/15/25	[2,3,4]	625,000	533,423
Arizona Educational Loan Marketing Corp., Series 2003-C, Class D
0.30%	03/01/38		350,000	334,250
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.88%	04/17/23	[2,3,4]	575,000	576,545
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	225,000	214,852
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	225,000	200,790
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17	†	250,000	208,100
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.56%	01/25/35	[2,3]	492,906	446,046
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.42%	12/25/36	[2,3]	1,473,248	1,186,490
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.43%	07/25/37	[2,3]	656,829	513,642
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.32%	11/25/33	[2]	1,050,000	1,067,198
Cerberus Offshore Levered I LP, Series 2012-1A, Class B (Cayman Islands)
5.03%	11/30/18	[2,3,4]	500,000	506,397
CIT Education Loan Trust, Series 2007-1, Class A
0.36%	03/25/42	[2,3]	1,789,315	1,658,130
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	245,208	249,222
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	370,000	371,790

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.64%	03/02/46	[2,3,4]	$470,845	$57,361
EFS Volunteer LLC, Series 2010-1, Class A2
1.13%	10/25/35	[2,3]	800,000	787,003
GE Business Loan Trust, Series 2004-1, Class A
0.48%	05/15/32	[2,3]	694,180	667,162
GE Business Loan Trust, Series 2004-2A, Class A
0.41%	12/15/32	[2,3]	462,160	446,255
GE Business Loan Trust, Series 2005-1A, Class A3
0.44%	06/15/33	[2,3]	1,127,739	1,062,118
GE Business Loan Trust, Series 2005-2A, Class A
0.43%	11/15/33	[2,3]	986,864	924,919
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.49%	04/17/19	[2,3,4]	100,000	99,154
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.44%	11/17/20	[2,3,4]	308,125	304,839
Hewett’s Island CLO V Ltd., Series 2006-5A, Class D (Cayman Islands)
1.72%	12/05/18	[2,3,4]	1,550,000	1,411,439
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
0.95%	08/01/14	[2,3,4]	829,531	823,898
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.67%	10/15/23	[2,3,4]	500,000	499,237
National Collegiate Student Loan Trust, Series 2006-3, Class A4
0.46%	03/26/29	[2]	975,000	764,932
National Collegiate Student Loan Trust, Series 2007-1, Class A3
0.43%	07/25/30	[2]	1,320,000	1,038,228
Neptune Finance CCS Ltd., Series 2008-1A, Class A (Cayman Islands)
0.89%	04/20/20	[2,3,4]	500,000	497,499
North Carolina State Education Authority, Series 2011-1, Class A3
1.18%	10/25/41	[2]	2,000,000	1,954,460
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.69%	11/20/23	[2,3,4]	500,000	499,217
Pam Capital Funding LP, Series 1998-1A, Class B2 (Cayman Islands)
1.62%	05/01/14	2,3,4,6,†	335,283	95,556
Panthera Aviation, Series 2013-1
10.00%	01/25/22	5,†	500,000	499,999
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	507,763	533,151

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report June 2013

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Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15	†	$427,399	$431,671
Sagamore CLO Ltd., Series 2003-1A, Class B (Cayman Islands)
1.78%	10/15/15	[2,3,4]	301,090	301,093
Scholar Funding Trust, Series 2012-B, Class A2
1.30%	03/28/46	[2,3]	1,000,000	993,478
SLM Student Loan Trust, Series 2006-2, Class A6
0.45%	01/25/41	[2]	1,200,000	1,012,979
SLM Student Loan Trust, Series 2006-8, Class A6
0.44%	01/25/41	[2]	1,200,000	1,016,243
SLM Student Loan Trust, Series 2008-4, Class A4
1.93%	07/25/22	[2]	1,500,000	1,568,110
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.58%	10/20/23	[2,3,4]	625,000	623,253
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.53%	04/16/22	[2,3,4]	575,000	574,496
TAL Advantage LLC, Series 2006-1, Class NOTE
0.38%	04/20/21	[2,3]	170,000	167,398
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	3,†	377,667	382,508
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	189,583	191,927
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.44%	05/15/20	[2,3,4]	215,625	212,868
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.37%	11/26/21	[2,3]	435,625	425,036
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.34%	02/26/19	[2,3]	223,958	221,157
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.37%	12/19/16	[2,3,4]	500,000	497,511

Total Asset-Backed Securities (Cost $32,520,274)				32,580,720

BANK LOANS — 1.11%*
Electric — 0.24%
Boston Generating LLC, Term Loan, 1st Lien[7]
0.01%	12/20/13	2,5,6,8,†	107,166	–
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.72%	10/10/17	[2,5]	750,000	525,330

				525,330

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 0.35%
MACH Gen LLC, Term Loan, 2nd Lien (PIK)
7.78%	02/15/15	[2,5]	$1,172,947	$752,152

Health Care — 0.34%
Valeant Pharmaceuticals, Term Loan
0.00%	05/30/20	[5]	750,000	748,406

Services — 0.18%
AABS Ltd., Series 2013-1, Class A (STEP)
4.88%	01/15/38	†	389,583	393,449

Total Bank Loans (Cost $2,853,719)				2,419,337

CORPORATES — 12.89%*
Banking — 0.92%
Bank of America Corp. (MTN)
5.00%	05/13/21		1,090,000	1,164,121
Chase Capital VI
0.90%	08/01/28	[2]	500,000	413,255
First Chicago NBD Institutional Capital I
0.82%	02/01/27	[2]	500,000	421,143

				1,998,519

Communications — 0.21%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19		75,000	79,781
Windstream Corp. (WI)
8.12%	09/01/18		345,000	366,994

				446,775

Electric — 1.69%
Dynegy Escrow Holdings
0.00%	01/01/50	6,†	1,175,000	23,500
Energy Transfer Partners LP
3.29%	11/01/66	[2,3]	2,200,000	1,991,000
GenOn Americas Generation LLC
9.12%	05/01/31		800,000	860,000
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		720,978	803,890

				3,678,390

Energy — 1.27%
Arch Coal, Inc.
7.00%	06/15/19		1,030,000	865,200
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[3,4]	1,075,000	1,023,938

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 93

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Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Petrobras International Finance Co. - Pifco (Cayman Islands)
2.88%	02/06/15	[4]	$865,000	$874,959

				2,764,097

Finance — 4.95%
Astoria Depositor Corp.
8.14%	05/01/21	[3]	1,200,000	1,188,000
Chase Capital II, Series B
0.77%	02/01/27	[2]	1,500,000	1,202,840
CIT Group, Inc.
6.62%	04/01/18	[3]	1,195,000	1,296,575
Citigroup, Inc.
0.82%	08/25/36	[2]	3,350,000	2,711,298
General Electric Capital Corp. (MTN)
0.65%	05/05/26	[2]	819,000	753,501
0.76%	08/15/36	[2]	2,500,000	2,040,635
JPMorgan Chase Capital XIII, Series M
1.23%	09/30/34	[2]	700,000	564,555
JPMorgan Chase Capital XXIII
1.28%	05/15/47	[2]	200,000	151,844
Prudential Holdings LLC
8.70%	12/18/23	[3]	677,000	840,975

				10,750,223

Health Care — 0.60%
CHS/Community Health Systems, Inc.
8.00%	11/15/19		260,000	278,200
HCA, Inc.
7.25%	09/15/20		472,000	507,990
VPII Escrow Corp. (Canada)
7.50%	07/15/21	[3,4]	500,000	521,250

				1,307,440

Industrials — 0.39%
Maxim Crane Works LP
12.25%	04/15/15	[3]	800,000	844,000

Insurance — 0.55%
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	1,201,150

Real Estate Investment Trust (REIT) — 0.26%
HCP, Inc.
7.07%	06/08/15		500,000	552,946

Transportation — 2.05%
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[3,4]	494,000	516,230
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,474,822	2,623,311

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23		$642,696	$703,752
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.65%	08/15/16	[2]	649,526	613,802

				4,457,095

Total Corporates (Cost $25,927,515)				28,000,635

MORTGAGE-BACKED — 57.82%**
Commercial Mortgage-Backed — 6.29%
Bayview Commercial Asset Trust, Series 2005-A4, Class A1
0.49%	01/25/36	[2,3]	1,663,669	1,394,803
Bayview Commercial Asset Trust, Series 2006-SP1, Class M1
0.64%	04/25/36	[2,3]	1,275,000	1,017,075
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	989,634	1,018,033
COMM Mortgage Trust, Series 2006-C8, Class AAB
5.29%	12/10/46		955,979	964,353
GE Business Loan Trust, Series 2003-1, Class B
1.49%	04/15/31	[2,3]	205,392	180,873
GE Business Loan Trust, Series 2003-2A, Class A
0.56%	11/15/31	[2,3]	1,525,637	1,472,770
GE Business Loan Trust, Series 2005-1A, Class C
0.89%	06/15/33	[2,3]	459,394	374,955
GE Business Loan Trust, Series 2005-2A, Class B
0.69%	11/15/33	[2,3]	448,574	366,810
GE Business Loan Trust, Series 2006-2A, Class A
0.37%	11/15/34	[2,3]	2,240,993	2,053,997
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.06%	07/10/38	[2]	960,000	1,064,019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,040,000	967,972
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,055,000	1,000,915
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	900,000	952,597

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report June 2013

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		$810,000	$820,305

				13,649,477

Non-Agency Mortgage-Backed — 43.90%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30	[2,3]	186,168	187,751
ACE Securities Corp., Series 2006-HE3, Class A2C
0.34%	06/25/36	[2]	2,328,698	1,396,223
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A12
2.87%	02/25/36	[2]	428,785	415,216
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.87%	02/25/36	[2]	873,938	800,306
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.42%	09/25/35	[2]	793,044	764,814
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
0.67%	04/25/35	[2]	1,200,000	1,150,844
Asset Backed Securities Corp. Home Equity, Series 2007-HE1, Class A4
0.33%	12/25/36	[2]	3,000,000	1,926,876
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,433,392	1,542,356
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		607,764	608,155
Banc of America Funding Corp., Series 2006-3, Class 5A3
5.50%	03/25/36		1,428,436	1,389,221
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,6]	5,000	350
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.87%	05/27/37	[2,3]	1,599,395	1,606,414
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.35%	02/25/47	[2]	1,087,250	923,621
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[3]	1,053,423	1,126,910
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.89%	06/27/36	[2,3]	1,948,865	1,958,755

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.62%	11/27/37	[2,3]	$2,287,513	$2,214,634
BCAP LLC Trust, Series 2011-RR4, Class 1A3
2.89%	03/26/36	[2,3]	1,118,684	1,097,486
BCAP LLC Trust, Series 2013-RR4, Class 3A1
0.34%	05/26/37	[2,3]	1,100,000	1,059,513
Bear Stearns Alt-A Trust, Series 2005-1, Class A1
0.75%	01/25/35	[2]	1,017,414	972,492
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,6,†	110	1
Centex Home Equity, Series 2006-A, Class AV4
0.44%	06/25/36	[2]	2,150,000	1,893,771
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
3.07%	02/25/37	[2]	450,912	450,170
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		1,750,000	1,592,177
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
0.64%	05/25/35	[2]	1,100,000	1,008,103
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.34%	11/25/36	[2]	1,054,855	1,020,664
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.37%	03/25/37	[2]	2,500,000	2,272,743
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		776,072	829,768
Conseco Finance Securitizations Corp., Series 2002-1, Class A
6.68%	12/01/33	[2]	34,788	35,756
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[2]	2,816,290	3,101,464
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	944,896	1,043,578
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	1,050,900	1,133,669
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27	[2]	1,620	1,627
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	407,953	447,033

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 95

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	$804,311	$841,976
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[2]	965,637	1,010,542
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[2]	478,153	510,019
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[2]	119,619	108,048
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
5.18%	02/25/37		1,064,905	852,378
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.15%	02/25/37		600,000	464,482
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A1 (STEP)
4.55%	03/25/37		2,306,036	1,317,865
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
4.52%	03/25/37		1,416,507	795,298
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27		4,349	4,348
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2B
0.30%	12/25/37	[2]	1,253,737	710,304
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2D
0.41%	01/25/38	[2]	3,583,829	2,189,712
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2B
0.29%	03/25/37	[2]	1,303,380	712,901
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		35,020	31,988
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		4,210	4,123
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	914,336	1,026,639
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	1,344,750	1,488,666
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.37%	01/25/47	[2]	1,517,752	1,333,665

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust, Series 2005-HE5, Class M1
0.61%	11/25/35	[2]	$1,000,000	$923,224
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.38%	07/21/36	[2]	606,036	463,315
Home Equity Loan Trust, Series 2007-3, Class A4
1.69%	11/20/36	[2]	1,040,000	1,000,108
Home Equity Loan Trust, Series 2007-3, Class APT
1.39%	11/20/36	[2]	992,477	991,188
Impac CMB Trust, Series 2004-4, Class 1A2
0.81%	09/25/34	[2]	1,030,063	971,358
Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.38%	04/25/37	[2]	2,641,969	1,776,488
Indymac INDX Mortgage Loan Trust, Series 2005-AR25, Class 2A1
4.82%	12/25/35	[2]	1,234,797	1,052,934
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		531,784	527,873
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		223,864	222,223
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		191,064	197,683
Indymac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[2]	460,528	488,015
Indymac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		66,295	67,266
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	656,345	653,543
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
4.93%	03/25/47		1,557,084	1,224,933
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		1,375,668	1,375,633
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		1,272,366	1,265,023
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	820,359	902,473
Lehman XS Trust, Series 2006-13, Class 1A2
0.36%	09/25/36	[2]	1,468,081	1,134,838

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report June 2013

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Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-18N, Class A2A
0.34%	12/25/36	[2]	$1,565,071	$1,291,644
Lehman XS Trust, Series 2006-19, Class A2
0.36%	12/25/36	[2]	1,426,384	1,075,920
Lehman XS Trust, Series 2006-9, Class A1B
0.35%	05/25/46	[2]	1,524,349	1,170,674
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4
0.47%	05/25/37	[2]	1,460,500	885,479
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.52%	04/25/37	[2]	1,696,107	313,441
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
0.77%	08/25/35	[2]	709,726	654,108
Mid-State Trust, Series 11, Class B
8.22%	07/15/38		15,566	15,975
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,136,683	1,404,349
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		786,138	904,172
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		299,789	335,416
Mid-State Trust, Series 6, Class A3
7.54%	07/01/35		484,128	524,439
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		39,448	42,777
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.20%	09/25/34	[2]	1,114,723	1,041,471
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	3,131,159	1,869,529
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.82%	05/15/28	[2]	932,002	1,012,507
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		28,421	28,665
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		491,937	496,455
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		110,371	111,437
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		979,192	1,052,669

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[2]	$1,447,020	$1,124,341
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[2]	886,911	932,642
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	03/15/32	6,†	176,245	2
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1B
5.64%	12/25/35	[2]	212,401	209,656
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36	[2]	858,274	902,008
Park Place Securities, Inc., Series 2004-WWF1, Class M2
0.87%	12/25/34	[2]	746,508	734,382
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.71%	01/25/36	[2]	771,764	757,391
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.04%	03/25/35	[2]	1,557,077	1,083,040
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.51%	01/25/36	[2]	1,100,000	997,632
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4, Class A2C
0.48%	05/25/37	[2]	2,354,490	1,316,161
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.43%	12/25/36	[2,3]	2,410,148	1,391,717
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.34%	09/25/37	[2]	838,894	434,805
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
0.63%	05/25/35	[2]	1,200,000	1,147,400
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.29%	07/25/34	[2,3]	122,539	114,510
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.96%	04/15/30	[2]	585	272
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29	[2]	372,700	379,221
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	556,224	582,244

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 97

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.54%	10/07/30	[2]	$651,041	$531,787
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32		394,408	399,124
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32		1,100,000	1,154,354
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.48%	07/25/45	[2]	212,361	184,306
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.87%	01/25/47	[2]	2,025,023	1,180,962
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		2,496	2,577
Wells Fargo Home Equity Asset-Backed Securities, Series 2007-1, Class A3
0.51%	03/25/37	[2]	1,500,000	927,405

				95,332,599

U.S. Agency Mortgage-Backed — 7.63%
Fannie Mae Pool 467225
3.63%	01/01/18		910,000	981,191
Fannie Mae Pool AB3866
3.50%	11/01/41		455,418	463,388
Fannie Mae Pool AD0660
4.53%	12/01/19		962,160	1,072,340
Fannie Mae Pool FN0003
4.30%	01/01/21		470,700	515,835
Fannie Mae REMICS, Series 2003-64, Class KS
9.39%	07/25/18	[2]	413,282	454,650
Fannie Mae, Series 1993-80, Class S
10.61%	05/25/23	[2]	7,832	8,707
Fannie Mae, Series 2000-45, Class SA (IO)
7.76%	12/18/30	[2]	1,373,403	243,255
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	1,455	1,481
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	19,922	22,906
Fannie Mae, Series 2005-92, Class US (IO)
5.91%	10/25/25	[2]	4,839,135	654,432
Fannie Mae, Series 2006-125, Class SM (IO)
7.01%	01/25/37	[2]	5,019,205	878,233
Fannie Mae, Series 2008-50, Class SA (IO)
5.86%	11/25/36	[2]	4,871,666	743,511

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		$3,016,572	$418,770
Fannie Mae, Series 2010-43, Class KS (IO)
6.23%	05/25/40	[2]	3,977,033	642,766
Freddie Mac Gold Pool E04113
2.50%	11/01/27		450,441	453,485
Freddie Mac REMICS, Series 2990, Class ND
16.40%	12/15/34	[2]	493,950	619,998
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	17,646
Freddie Mac, Series 1673, Class SD
15.23%	02/15/24	[2]	378,055	468,817
Freddie Mac, Series 1760, Class ZD
1.43%	02/15/24	[2]	812,536	824,012
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		31,619	2,972
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		116,445	4,167
Freddie Mac, Series 3242, Class SA (IO)
6.16%	11/15/36	[2]	15,705,478	2,113,104
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36	[2]	49,642,806	259,091
Freddie Mac, Series 3260, Class AS (IO)
6.19%	01/15/37	[2]	15,008,124	1,870,028
Freddie Mac, Series 3289, Class SD (IO)
5.93%	03/15/37	[2]	3,261,146	369,079
Ginnie Mae (TBA)
3.00%	08/20/43		1,665,000	1,643,147
Ginnie Mae, Series 2001-31, Class SJ
27.33%	02/20/31	[2]	47,117	82,671
Ginnie Mae, Series 2004-8, Class SE
13.91%	11/26/23	[2]	202,091	250,751
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		4,856,128	491,989

				16,572,422

Total Mortgage-Backed (Cost $117,097,372)				125,554,498

U.S. AGENCY SECURITIES — 0.49%
U.S. Agency Securities — 0.49%
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,080,000	1,058,657

Total U.S. Agency Securities (Cost $1,078,496)

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report June 2013

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 5.64%
U.S. Treasury Notes — 5.64%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[9]	$4,390,000	$4,830,943
1.25%	04/15/14	[9]	3,685,000	4,106,893
2.00%	01/15/14	[9]	650,000	829,912
2.00%	07/15/14	[9]	1,940,000	2,472,185

Total U.S. Treasury Securities
(Cost $12,464,805)				12,239,933

Total Bonds – 92.95%
(Cost $191,942,181)				201,853,780

Issues		Shares	Value
COMMON STOCK — 0.28%
Electric — 0.28%
Dynegy, Inc.[7]
		27,210	613,586

Total Common Stock
(Cost $523,248)

Issues		Shares	Value
PREFERRED STOCK — 0.45%
Finance — 0.45%
Citigroup Capital XIII
0.05%		35,000	974,750
Terwin Mortgage Trust 2005-P1 A
0.00%5,6,†	11/25/35	570	1

Total Preferred Stock
(Cost $877,893)			974,751

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.50%
Commercial Paper — 1.85%
Lloyds TSB Bank PLC (United Kingdom)
0.24%[10]	08/07/13	[4]	2,035,000	2,034,558
RBS Holdings USA, Inc.
0.35%[10]	08/20/13		1,995,000	1,994,434

				4,028,992

Money Market Funds — 1.35%
Dreyfus Cash Advantage Fund
0.07%[11]			1,017,000	1,017,000

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
DWS Money Market Series Institutional Funds
0.07%[11]		$1,923,000	$1,923,000

			2,940,000

U.S. Agency Discount Notes — 2.30%
Federal Home Loan Bank
0.09%[10]	07/05/13	4,985,000	4,984,978

Total Short-Term Investments
(Cost $11,953,478)			11,953,970

Total Investments – 99.18%
(Cost $205,296,800)[1]			215,396,087

Cash and Other Assets, Less
Liabilities – 0.82%			1,772,133

NET ASSETS – 100.00%			$217,168,220

Expiration Date	Notional Amount (000’s)	Appreciation	Value
SWAPS: TOTAL RETURN
Based on the change in the return of the market IOS Index referencing the interest component of the 6.00% coupon, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pools. Counterparty: Deutsche Bank AG
01/12/39	$395	$6,000	$6,000

	$395	$6,000	$6,000

Notes:

[1]	Cost for federal income tax purposes is $205,397,560 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$10,524,311
Gross unrealized depreciation	(525,784)

Net unrealized appreciation	$9,998,527

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $52,105,797, representing 23.99% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	%of Total Net Assets
11/16/12	AMURF, Series 2012, Class B, 11.00%, 12/17/17	$911,114	$911,112	0.42%
11/05/12	AMURF, Series 2012-I, Class A, 14.00%, 10/15/16	806,001	805,921	0.37%

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 99

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	%of Total Net Assets
12/19/06	Boston Generating LLC, Term Loan, 1st Lien, 0.01%, 12/20/13	$ 107,166	$ –	0.00%
04/01/11	MACH Gen LLC, Term Loan, 2nd Lien (PIK), 7.78%, 02/15/15	1,100,194	752,152	0.35%
01/25/13	Panthera Aviation, Series 2013-1, 10.00%, 01/25/22	500,000	499,999	0.23%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	2,893	1	0.00%
05/10/12	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.72%, 10/10/17	514,153	525,330	0.24%
06/27/13	Valeant Pharmaceuticals, Term Loan, 0.00%, 05/30/20	738,750	748,406	0.34%
		$ 4,680,271	$4,242,921	1.95%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $119,410, which is 0.05% of total net assets.

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Inflation protected security. Principal amount reflects original security face amount.

[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of June 30, 2013.

†

Fair valued security. The aggregate value of fair valued securities is $4,167,462, which is 1.92% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report June 2013

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 87.32%
ASSET-BACKED SECURITIES — 7.22%**
Access Group, Inc., Series 2005-2, Class A3
0.45%	11/22/24	[2]	$43,802	$43,150
Arizona Educational Loan Marketing Corp., Series 2003-C, Class C1
0.52%	06/01/23	[2]	4,977	4,975
Aviation Capital Group Trust, Series 2003-2A, Class G2
0.99%	09/20/33	[2,3]	46,556	32,589
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.56%	01/25/35	[2,3]	42,861	38,787
Brazos Higher Education Authority, Inc., Series 2004-I, Class A2
0.44%	06/27/22	[2]	7,899	7,885
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.39%	12/26/19	[2]	25,000	24,716
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.47%	02/25/35	[2]	15,000	14,809
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.28%	10/27/36	[2]	15,000	14,729
College Loan Corp. Trust, Series 2007-1, Class A3
0.38%	04/25/29	[2]	20,000	18,301
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.49%	09/28/26	[2]	16,832	16,664
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.93%	04/25/35	[2]	10,000	9,946
Educational Funding of the South, Inc., Series 2012-1, Class A
1.24%	03/25/36	[2]	13,293	13,384
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.34%	05/25/23	[2,3]	30,123	29,931
Goal Capital Funding Trust, Series 2006-1, Class A3
0.39%	11/25/26	[2]	25,000	24,613
Iowa Student Loan Liquidity Corp., Series 2011-1, Class A
1.52%	06/25/42	[2]	17,323	17,673
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.28%	11/27/18	[2]	9,613	9,581
Nelnet Student Loan Trust, Series 2012-5A, Class A
0.79%	10/27/36	[2,3]	28,475	28,059
North Carolina State Education Authority, Series 2011-1, Class A3
1.18%	10/25/41	[2]	15,000	14,658

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc.
1.03%	01/29/46	[2]	$10,000	$9,497
Scholar Funding Trust, Series 2011-A, Class A
1.18%	10/28/43	[2,3]	11,157	11,017
SLC Student Loan Trust, Series 2006-2, Class A5
0.37%	09/15/26	[2]	15,000	14,430
SLM Student Loan Trust, Series 2006-4, Class A4
0.36%	04/25/23	[2]	6,282	6,278
South Carolina Student Loan Corp., Series A1
0.38%	12/03/18	[2]	7,033	7,026
South Carolina Student Loan Corp., Series A2
0.40%	12/01/20	[2]	10,000	9,857

Total Asset-Backed Securities
(Cost $415,541)				422,555

CORPORATES — 19.74%*
Banking — 2.92%
Lloyds TSB Bank PLC (United Kingdom)
2.62%	01/24/14	[2,4]	70,000	70,790
National Australia Bank Ltd., Series REGS (Australia)
1.00%	04/11/14	[2,4]	100,000	100,344

				171,134

Communications — 0.53%
AT&T, Inc.
2.50%	08/15/15		30,000	30,929

Electric — 0.48%
W3A Funding Corp.
8.09%	01/02/17		27,712	28,071

Energy — 1.51%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	60,000	63,423
Petrobras Global Finance BV (Netherlands)
1.89%	05/20/16	[2,4]	25,000	24,820

				88,243

Finance — 8.47%
Chase Capital II, Series B
0.77%	02/01/27	[2]	100,000	80,189
Citigroup, Inc.
1.98%	05/15/18	[2]	142,000	146,312
General Electric Capital Corp. (MTN)
0.65%	05/05/26	[2]	30,000	27,601
0.76%	08/15/36	[2]	75,000	61,219
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	35,000	36,922

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 101

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Prudential Holdings LLC (AGM)
1.15%	12/18/17	[2,3]	$100,000	$98,998
Woodbourne Capital Trust I
2.70%	04/29/49	[2,3,5]	80,000	44,400

				495,641

Industrials — 0.61%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	35,000	35,553

Real Estate Investment Trust (REIT) — 3.22%
Duke Realty LP
5.40%	08/15/14		50,000	52,021
HCP, Inc.
2.70%	02/01/14		50,000	50,505
Nationwide Health Properties, Inc.
6.00%	05/20/15		30,000	32,736
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	50,000	53,123

				188,385

Transportation — 2.00%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		109,587	116,949

Total Corporates
(Cost $1,133,227)				1,154,905

MORTGAGE-BACKED — 36.73%**
Commercial Mortgage-Backed — 7.86%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5
5.74%	06/10/39	[2]	32,623	33,679
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		31,321	31,683
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3
5.47%	06/11/41	[2]	33,812	34,783
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T14, Class A4
5.20%	01/12/41	[2]	47,448	48,385
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.77%	04/12/38	[2]	30,000	32,946
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49		14,620	14,732

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44	[2]	$33,000	$35,250
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB
5.31%	12/15/39		18,082	18,137
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3
4.72%	01/15/38		38,120	38,592
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42		13,843	13,931
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LPD4, Class A4
4.92%	10/15/42	[2]	25,000	26,543
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	27,743	30,133
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5
4.74%	07/15/30		20,000	21,049
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2
5.10%	11/15/30		6,638	6,672
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
4.96%	07/12/38		13,638	13,779
Morgan Stanley Capital I Trust, Series 2003-T11, Class A4
5.15%	06/13/41		5,936	5,920
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42	[2]	50,000	53,477

				459,691

Non-Agency Mortgage-Backed — 15.23%
Argent Securities, Inc., Asset-Backed Pass-Through, Series 2005-W2, Class A2B1
0.39%	10/25/35	[2]	26,389	25,575
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		34,780	37,239
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		33,994	37,552
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.17%	02/25/33	[2]	6,761	6,591

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report June 2013

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1
0.64%	09/25/35	[2]	$27,097	$26,906
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31	[2]	9,806	9,614
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		29,920	31,729
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.27%	08/25/35	[2]	63,773	41,413
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	5,217	5,369
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.21%	11/25/33	[2]	35,230	32,359
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A
1.01%	09/19/44	[2]	40,703	37,176
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.56%	07/19/44	[2]	11,565	10,618
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		18,446	18,067
Home Equity Loan Trust, Series 2006-1, Class A1
0.35%	01/20/36	[2]	15,818	15,402
Home Equity Loan Trust, Series 2006-2, Class A1
0.34%	03/20/36	[2]	58,544	58,047
Home Equity Loan Trust, Series 2007-3, Class APT
1.39%	11/20/36	[2]	30,599	30,559
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.05%	08/25/34	[2]	20,443	17,300
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
0.64%	06/25/35	[2]	34,103	33,677
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.95%	09/15/30		25,000	26,520
Lehman XS Trust, Series 2006-2N, Class 1A1
0.45%	02/25/46	[2]	55,670	38,929

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset Backed Securities Trust, Series 2005-HE1, Class M2
0.64%	05/25/35	[2]	$30,489	$30,386
Morgan Stanley Capital I, Inc., Series 2005-NC2, Class M2
0.61%	03/25/35	[2]	33,727	33,683
Morgan Stanley Capital, Inc., Series 2005-HE6, Class A2C
0.51%	11/25/35	[2]	31,093	30,183
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.62%	06/25/35	[2]	30,000	28,794
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		33,231	33,424
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		11,097	11,085
Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2
0.39%	02/25/36	[2]	27,187	26,923
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.44%	01/25/36	[2]	13,450	13,209
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.55%	11/25/35	[2]	35,790	35,651
Terwin Mortgage Trust, Series 2004-13ALT, Class 2PX
0.34%	08/25/34	[3,5]	8,167,153	97,217
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.57%	06/25/42	[2]	10,672	9,778

				890,975

U.S. Agency Mortgage-Backed — 13.64%
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	69,615	70,427
Fannie Mae Pool 802665
2.24%	12/01/34	[2]	4,035	4,070
Fannie Mae Pool AL0851
6.00%	10/01/40		26,118	28,548
Fannie Mae REMICS, Series 2003-11, Class FA
1.19%	09/25/32	[2]	31,410	32,141
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.54%	09/25/42	[2]	96,269	95,370
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	146,025	27,611
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30		39,752	41,474

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 103

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2008-47, Class PF
0.69%	06/25/38	[2]	$32,324	$32,560
Fannie Mae, Series 2010-109, Class PF
0.59%	10/25/40	[2]	31,684	31,783
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21		1,933	2,213
Freddie Mac REMICS, Series 2581, Class F
0.64%	12/15/32	[2]	27,849	27,935
Freddie Mac REMICS, Series 2684, Class F
1.09%	01/15/33	[2]	34,798	35,455
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		62,757	67,417
Freddie Mac Strips, Series 263, Class F5
0.69%	06/15/42	[2]	53,267	53,840
Freddie Mac, Series 2777, Class FE
0.54%	10/15/32	[2]	4,369	4,370
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37		56,982	59,106
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		8,892	9,632
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.64%	10/07/20	[2]	66,687	66,979
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.75%	12/08/20	[2]	55,770	56,218
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.57%	04/06/20	[2]	51,177	51,271

				798,420

Total Mortgage-Backed
(Cost $2,151,238)				2,149,086

MUNICIPAL BONDS — 1.33%*
California — 0.90%
State of California, Taxable, Various Purpose
4.85%	10/01/14		50,000	52,715

Illinois — 0.43%
State of Illinois, Taxable Bonds
4.07%	01/01/14		25,000	25,381

Total Municipal Bonds
(Cost $75,559)				78,096

U.S. AGENCY SECURITIES — 9.54%
Fannie Mae
0.50%	10/22/15		30,000	29,989
0.50%	01/15/16		65,000	64,721
0.50%	01/29/16		65,000	64,777

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
0.62%	05/23/16		$65,000	$64,585
0.65%	03/28/16		50,000	49,829
Federal Home Loan Bank
0.17%	11/15/13	[2]	65,000	65,032
0.50%	01/08/16		65,000	64,809
0.55%	06/03/16		30,000	29,812
Freddie Mac
0.50%	09/14/15		65,000	64,963
0.60%	03/28/16		30,000	29,839
0.75%	10/05/16		30,000	29,750
Total U.S. Agency Securities
(Cost $559,928)				558,106

U.S. TREASURY SECURITIES — 12.76%

U.S. Treasury Notes — 12.76%
U.S. Treasury Notes
0.75%	08/15/13		$180,000	180,155
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[6]	175,000	192,577
1.25%	04/15/14	[6]	170,000	189,463
2.00%	01/15/14	[6]	20,000	25,536
2.00%	07/15/14	[6]	125,000	159,290

				747,021

Total U.S. Treasury Securities
(Cost $755,673)
Total Bonds – 87.32%
(Cost $5,091,166)				5,109,769

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.90%
Money Market Funds — 0.58%
Dreyfus Cash Advantage Fund
0.07%[7]			16,000	16,000
DWS Money Market Series Institutional Funds
0.07%[7]			18,000	18,000

				34,000

U.S. Agency Discount Notes — 7.69%
Fannie Mae
0.08%[8]	09/03/13		150,000	149,992
Federal Home Loan Bank
0.06%[8]	08/21/13		100,000	99,991
0.09%[8]	08/19/13		100,000	99,996

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report June 2013

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
0.07%[8]	09/09/13		$100,000	$ 99,994

				449,973
U.S. Treasury Bills — 1.63%
U.S. Treasury Bills
0.08%[8]	08/22/13	[9]	95,000	94,996
Total Short-Term Investments
(Cost $578,933)				578,969

Total Investments – 97.22%

(Cost $5,670,099)[1]				5,688,738

Cash and Other Assets, Less Liabilities – 2.78%				162,914

Net Assets – 100.00%				$5,851,652

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
3	S&P 500 E Mini Index, Expiration September 2013	$ 1,594
3	S&P 500 Index, Expiration September 2013	(18,983)
	Net unrealized (depreciation)	$(17,389)

Expiration Date	Notional Amount (000’s)	Depreciation	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 36 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Barclays, Inc.
07/03/13	$4	$(59,523)	$(59,523)

	$4	$(59,523)	$(59,523)

Notes:

[1]	Cost for federal income tax purposes is $5,670,855 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$113,564
Gross unrealized depreciation	(95,681)

Net unrealized appreciation	$17,883

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2013.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2013, was $575,388, representing 9.83% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $141,617, which is 2.42% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents the current yield as of June 30, 2013.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $94,996.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2013 / 105

Notes to Financial Statements (Unaudited)

June 30, 2013

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetropolitanWest (“MetWest”). When the Fund uses these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

106 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns files for the prior three and four fiscal years, respectively.

As of and during the period ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. The tax expense reported in the statement of operations represent Los Angeles city business tax. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

In June 2013, the FASB issued ASU No. 2013-08 guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

N-Q Report June 2013 / 107

Notes to Financial Statements (Unaudited) (Continued)

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) having a maturity of 60 days or less generally are valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

108 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2013 , Level 3 securities consist of certain asset-backed securities, bank loans, collateralized mortgage obligations, preferred stock and corporate bonds.

N-Q Report June 2013 / 109

Notes to Financial Statements (Unaudited) (Continued)

The summary of inputs used to value each Fund’s net assets as of June 30, 2013 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$2,913,623	$–	$2,913,623
Money Market Funds	3,114,000	–	–	3,114,000
U.S. Agency Discount Notes	–	23,437,860	–	23,437,860
Long-Term Investments:
Asset-Backed Securities	–	1,838,533	–	1,838,533
Bank Loans	–	638,537	–	638,537
Corporates	–	17,157,980	–	17,157,980
Foreign Government Obligations	–	644,862	–	644,862
Mortgage-Backed	–	81,857,435	67,421	81,924,856
Municipal Bonds	–	1,249,685	–	1,249,685
U.S. Agency Securities	–	7,349,859	–	7,349,859
U.S. Treasury Securities	15,287,385	–	–	15,287,385

Total	$18,401,385	$137,088,374	$67,421	$155,557,180

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$33,325,968	$–	$33,325,968
Money Market Funds	47,049,000	–	–	47,049,000
U.S. Agency Discount Notes	–	487,769,942	–	487,769,942
Long-Term Investments:
Asset-Backed Securities	–	163,558,591	–	163,558,591
Bank Loans	–	24,428,669	–	24,428,669
Corporates	–	452,924,352	885,225	453,809,577
Foreign Government Obligations	–	18,064,191	–	18,064,191
Mortgage-Backed	–	848,891,228	5,612,205	854,503,433
Municipal Bonds	–	22,638,050	–	22,638,050
U.S. Agency Securities	–	105,711,985	–	105,711,985
U.S. Treasury Securities	182,007,737	–	–	182,007,737
Other Financial Instruments *
Liabilities:
Interest rate contracts	–	(18,144)	–	(18,144)

Total	$229,056,737	$2,157,294,832	$6,497,430	$2,392,848,999

*Other financial instruments include swaptions. Interest rate contracts include swaptions.

110 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$6,566,326	$–	$6,566,326
Money Market Funds	6,545,000	–	–	6,545,000
U.S. Agency Discount Notes	–	31,254,575	–	31,254,575
U.S. Treasury Bills	19,999	–	–	19,999
Long-Term Investments:
Asset-Backed Securities	–	24,106,627	–	24,106,627
Bank Loans	–	748,724	–	748,724
Corporates	–	72,702,041	–	72,702,041
Mortgage-Backed	–	157,549,079	–	157,549,079
Municipal Bonds	–	5,269,299	–	5,269,299
U.S. Agency Securities	–	11,557,330	–	11,557,330
U.S. Treasury Securities	46,516,893	–	–	46,516,893
Other Financial Instruments *
Assets:
Interest rate contracts	–	142,972	–	142,972
Liabilities:
Interest rate contracts	(2,677)	(2,142)	–	(4,819)

Total	$53,079,215	$309,894,831	$–	$362,974,046

*Other financial instruments include futures, swaptions and swap contracts. Interest rate contracts include futures, swaptions and interest rate swap contracts.

N-Q Report June 2013 / 111

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$479,263,354	$–	$479,263,354
Money Market Funds	497,873,000	–	–	497,873,000
Repurchase Agreements	–	49,000,000	–	49,000,000
U.S. Agency Discount Notes	–	800,237,122	–	800,237,122
U.S. Treasury Bills	7,641,697	–	–	7,641,697
Long-Term Investments:
Asset-Backed Securities	–	1,528,720,488	78,886,523	1,607,607,011
Bank Loans	–	143,133,964	14,682,035	157,815,999
Common Stock	28,305,883	–	–	28,305,883
Corporates	–	4,420,416,019	2,943,350	4,423,359,369
Foreign Government Obligations	–	79,323,120	–	79,323,120
Mortgage-Backed	–	13,370,473,397	38,564,260	13,409,037,657
Municipal Bonds	–	459,234,054	–	459,234,054
Purchased Swaptions	–	61,414,667	–	61,414,667
U.S. Agency Securities	–	306,152,474	–	306,152,474
U.S. Treasury Securities	7,003,213,986	–	–	7,003,213,986
Other Financial Instruments *
Assets:
Credit contracts	–	115,184	–	115,184
Interest rate contracts	4,153,879	60,227,694	–	64,381,573
Liabilities:
Interest rate contracts	(18,770,714)	(37,701,196)	–	(56,471,910)

Total	$7,522,417,731	$21,720,010,341	$135,076,168	$29,377,504,240

*Other financial instruments include futures, swaptions and swap contracts. Credit contracts include credit default swaps. Interest rate contracts include futures, swaptions and interest rate swaps.

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$18,136,059	$–	$18,136,059
Money Market Funds	2,810,000	–	–	2,810,000
U.S. Treasury Bills	459,982	–	–	459,982
Long-Term Investments:
Asset-Backed Securities	–	33,289,654	–	33,289,654
Bank Loans	–	207,084,895	3,670,243*	210,755,138
Common Stock	17,041,185	–	–	17,041,185
Corporates	–	1,691,765,283	539,545	1,692,304,828
Mortgage-Backed	–	437,966	29	437,995
Preferred Stock	–	10,240,501	–	10,240,501
U.S. Treasury Securities	5,812,061	–	–	5,812,061

Total	$26,123,228	$1,960,954,358	$4,209,817	$1,991,287,403

*As of June 30, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

112 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$4,417,700	$–	$4,417,700
Money Market Funds	6,606,000	–	–	6,606,000
U.S. Agency Discount Notes	–	14,304,650	–	14,304,650
U.S. Treasury Bills	649,974	–	–	649,974
Long-Term Investments:
Asset-Backed Securities	–	30,473,878	695,044	31,168,922
Bank Loans	–	1,340,264	–	1,340,264
Corporates	–	97,125,513	–	97,125,513
Foreign Government Obligations	–	9,655,409	–	9,655,409
Mortgage-Backed	–	151,597,812	109,168	151,706,980
Municipal Bonds	–	2,648,294	–	2,648,294
U.S. Agency Securities	–	4,531,170	–	4,531,170
U.S. Treasury Securities	9,482,127	–	–	9,482,127
Other Financial Instruments *
Assets:
Credit contracts	–	31,208	–	31,208
Interest rate contracts	1,617,111	–	–	1,617,111

Total	$18,355,212	$316,125,898	$804,212	$335,285,322

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$4,028,992	$–	$4,028,992
Money Market Funds	2,940,000	–	–	2,940,000
U.S. Agency Discount Notes	–	4,984,978	–	4,984,978
Long-Term Investments:
Asset-Backed Securities	–	29,836,461	2,744,259	32,580,720
Bank Loans	–	2,419,337	– **	2,419,337
Common Stock	613,586	–	–	613,586
Corporates	–	27,977,135	23,500	28,000,635
Mortgage-Backed	–	125,554,145	353	125,554,498
Preferred Stock	–	974,750	1	974,751
U.S. Agency Securities	–	1,058,657	–	1,058,657
U.S. Treasury Securities	12,239,933	–	–	12,239,933
Other Financial Instruments *
Assets:
Equity contracts	–	6,000	–	6,000

Total	$15,793,519	$196,840,455	$2,768,113	$215,402,087

*Other financial instruments include swap contracts. Equity contracts include total return swaps.

**As of June 30, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

N-Q Report June 2013 / 113

Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$34,000	$–	$–	$34,000
U.S. Agency Discount Notes	–	449,973	–	449,973
U.S. Treasury Bills	94,996	–	–	94,996
Long-Term Investments:
Asset-Backed Securities	–	422,555	–	422,555
Corporates	–	1,110,505	44,400	1,154,905
Mortgage-Backed	–	2,051,869	97,217	2,149,086
Municipal Bonds	–	78,096	–	78,096
U.S. Agency Securities	–	558,106	–	558,106
U.S. Treasury Securities	747,021	–	–	747,021
Other Financial Instruments *
Assets:
Equity contracts	1,594	–	–	1,594
Liabilities:
Equity contracts	(18,983)	(59,523)	–	(78,506)

Total	$858,628	$4,611,581	$141,617	$5,611,826

*Other financial instruments include swap contracts and futures. Equity contracts include total return swaps and futures.

There were no transfers in or transfers out of level 1 or level 2 securities in the fair value hierarchy.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the period ended June 30, 2013, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$71,286
Realized (loss)	(3,124)
Change in unrealized (depreciation)*	(741)
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of June 30, 2013	$67,421

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $(741).

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

114 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$4,160,478	$813,450	$3,839,878
Accrued discounts/premiums	–	23	–
Realized (loss)	–	–	(60,091)
Change in unrealized appreciation/ (depreciation)*	(1,416)	71,752	1,832,418
Sales	(4,159,062)	–	–
Transfers into Level 3**	–	–	–
Transfers out of Level 3**	–	–	–

Balance as of June 30, 2013	$–	$885,225	$5,612,205

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $1,904,170.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$109,382,430	$15,347,377	$3,063,625	$42,639,350
Accrued discounts/premiums	–	8,189	1,707	–
Realized (loss)	(1,002,454)	(659,543)	–	(1,919,035)
Change in unrealized (depreciation)*	(37,182)	(13,988)	(121,982)	(2,156,055)
Sales	(29,456,271)	–	–	–
Transfers into Level 3**	–	–	–	–
Transfers out of Level 3**	–	–	–	–

Balance as of June 30, 2013	$78,886,523	$14,682,035	$2,943,350	$38,564,260

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $(165,339).

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

HIGH YIELD BOND FUND	BANK LOANS		CORPORATE BONDS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$3,836,574	***	$658,775	$29
Realized (loss)	(162,834)		–	–
Change in unrealized (depreciation)*	(3,497)		(119,230)	–
Transfers into Level 3**	–		–	–
Transfers out of Level 3**	–		–	–

Balance as of June 30, 2013	$3,670,243	***	$539,545	$29

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $(119,230).

N-Q Report June 2013 / 115

Notes to Financial Statements (Unaudited) (Continued)

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of June 30, 2013 and March 31, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

UNCONSTRAINED BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2013	$703,410	$118,466
Realized (loss)	(8,214)	(4,895)
Change in unrealized depreciation*	(152)	(4,403)
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2013	$695,044	$109,168

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $(4,555).

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		CORPORATES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK SECURITIES

Balance as of April 1, 2013	$3,327,677	$–	***	$29,375	$353	$1
Realized (loss)	(123,221)	–		–	–	–
Change in unrealized appreciation/ (depreciation)*	1,232	–		(5,875)	–	–
Sales	(461,429)	–		–	–	–
Transfers into Level 3**	–	–		–	–	–
Transfers out of Level 3**	–	–		–	–	–

Balance as of June 30, 2013	$2,744,259	$–	***	$23,500	$353	$1

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $(4,643).

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of June 30, 2013 and March 31, 2013, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

116 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

ALPHATRAK		MORTGAGE-BACKED
500 FUND	CORPORATES	SECURITIES

Balance as of April 1, 2013	$40,800	$102,790
Realized (loss)	–	(4,635)
Change in unrealized appreciation/ (depreciation)*	3,600	(938)
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of June 30, 2013	$44,400	$97,217

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2013 was $2,662.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of June 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a end of period value of $0 transferred from level 2 to level 3 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2013, are as follows:

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/2013	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$2,744,259	Methods of Comparables/Consensus Pricing	Offered Quote	28.50 - 101.00	97.66
Bank Loans	$–	Methods of Comparables/Consensus Pricing	Offered Quote	0.01	–
Corporate Securities	$23,500	Methods of Comparables/Consensus Pricing	Offered Quote	2.00	2.00
Mortgage-Backed Securities- Non-Agency	$353	Methods of Comparables/Consensus Pricing	Offered Quote	0.00 - 7.00	6.95
Preferred Stocks	$1	Methods of Comparables/Consensus Pricing	Offered Quote	–	–

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/2013	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$44,400	Methods of Comparables/Consensus Pricing	Offered Quote	55.50	55.50
Mortgage-Backed Securities- Non-Agency	$97,217	Methods of Comparables/Consensus Pricing	Offered Quote	1.19	1.19

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Fund’s Pricing Committee in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Fund’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Pricing Committee reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Trustees may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

N-Q Report June 2013 / 117

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ statements of assets and liabilities as of June 30, 2013:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES

DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES

Interest rate contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received on swap contracts

	Receivable for daily variation margin	Payable for daily variation margin

Credit contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts

Equity contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts

	Receivable for daily variation margin	Payable for daily variation margin

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2013:

		ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND

Credit contracts:
Swaps	$–	$–	$ –	$ 115,184
Interest contracts:
Futures[1]	–	–	–	4,153,879
Swaps	–	–	142,972	60,227,694
Total	$–	$–	$142,972	$64,496,757

118 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

		ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$–	$ 31,208	$ –	$ –
Equity contracts:
Futures[1]	–	–	–	1,594
Swaps	–	–	6,000	–
Interest contracts:
Futures[1]	–	1,617,111	–	–
Total	$–	$1,648,319	$6,000	$1,594
[1] Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

		LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Interest contracts:
Futures[1]	$–	$ –	$ –	$(18,770,714)
Swaps	–	(18,144)	(2,142)	(37,701,196)
Total	$–	$(18,144)	$(2,142)	$(56,471,910)

		LIABILITY DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Equity contracts:
Futures[1]	$–	$ –	$–	$(18,983)
Swaps	–	–	–	(59,523)
Total	$–	$ –	$–	$(78,506)

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

N-Q Report June 2013 / 119

Notes to Financial Statements (Unaudited) (Continued)

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2013, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2013, the Funds did not hold any short debt or equity.

120 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral. As of June 30, 2013, the Total Return Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. There were no reverse repurchase agreements for the period ended June 30, 2013.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer

N-Q Report June 2013 / 121

Notes to Financial Statements (Unaudited) (Continued)

continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). At June 30, 2013, the Funds did not hold any options.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

122 / N-Q Report June 2013

Notes to Financial Statements (Unaudited) (Continued)

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2013, for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2013, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2013, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

N-Q Report June 2013 / 123

Notes to Financial Statements (Unaudited) (Concluded)

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2013, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$–	$171,312	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$3,025,438
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552	42,394,541	49,502,792
Strategic Income Fund	–	–	6,866,611	47,852,416	18,806,808	41,914,736	6,810,067
AlphaTrak 500 Fund	–	–	–	65,155,560	15,892,244	12,617,196	–

*

Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment. All such losses are long term in character.

4.	SUBSEQUENT EVENTS

The MetropolitanWest Funds added a new fund, MetropolitanWest Floating Rate Income Fund - Class M and Class I, which commenced operations on July 1, 2013. The Metropolitan West Floating Rate Income Fund seeks primarily to maximize current income with a secondary objective of long term capital appreciation.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

124 / N-Q Report June 2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/28/13

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	8/28/13

* Print the name and title of each signing officer under his or her signature.